UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1. Shareholder Report.

Semi-Annual Report

28 February 2017

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Enhanced Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Semi-Annual Report

February 28, 2017 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSGA Dynamic Small Cap Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2017

Description	Market Value	% of Net Assets
Coherent, Inc.	$254,334	0.8
Masimo Corp.	254,002	0.8
Finisar Corp.	252,908	0.8
Radian Group, Inc.	251,012	0.8
Science Applications International Corp.	249,778	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2017*

Industry	% of Net Assets
Banks	8.4%
Real Estate Investment Trusts (REITs)	6.9
Electronic Equipment, Instruments & Components	6.8
Machinery	5.3
Specialty Retail	4.7
Auto Components	4.4
Commercial Services & Supplies	4.3
Thrifts & Mortgage Finance	4.2
Insurance	3.9
Semiconductors & Semiconductor Equipment	3.5
Chemicals	3.1
Health Care Equipment & Supplies	3.1
IT Services	2.7
Hotels, Restaurants & Leisure	2.5
Communications Equipment	2.2
Construction & Engineering	2.1
Metals & Mining	2.1
Food Products	2.0
Energy Equipment & Services	1.9
Aerospace & Defense	1.8
Health Care Providers & Services	1.4
Software	1.4
Capital Markets	1.3
Professional Services	1.3
Health Care Technology	1.2
Airlines	1.1
Building Products	1.0

Industry	% of Net Assets
Life Sciences Tools & Services	1.0%
Paper & Forest Products	1.0
Biotechnology	0.9
Consumer Finance	0.9
Food & Staples Retailing	0.9
Oil, Gas & Consumable Fuels	0.9
Air Freight & Logistics	0.8
Electrical Equipment	0.8
Pharmaceuticals	0.8
Containers & Packaging	0.7
Gas Utilities	0.7
Household Durables	0.7
Internet Software & Services	0.7
Trading Companies & Distributors	0.7
Independent Power Producers & Energy Traders	0.5
Real Estate Management & Development	0.5
Internet & Catalog Retail	0.4
Multiline Retail	0.4
Household Products	0.2
Diversified Consumer Services	0.1
Media	0.1
Multi-Utilities	0.1
Personal Products	0.1
Textiles, Apparel & Luxury Goods	0.0 **
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(0.9)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SSGA Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.5%
Consumer Discretionary - 12.9%
AMC Entertainment Holdings, Inc. Class A	536	$16,804
American Axle & Manufacturing Holdings, Inc. (a)	1,863	36,925
American Eagle Outfitters, Inc.	8,843	140,162
American Public Education, Inc. (a)	503	12,147
Asbury Automotive Group, Inc. (a)	3,285	214,018
Beazer Homes USA, Inc. (a)	2,118	25,840
Big Lots, Inc. (b)	2,763	141,852
Burlington Stores, Inc. (a)	1,144	101,827
Chico’s FAS, Inc.	11,947	172,993
Cooper Tire & Rubber Co. (b)	4,056	164,065
Cooper-Standard Holdings, Inc. (a)	1,608	180,096
Dana, Inc.	12,907	243,813
Dave & Buster’s Entertainment, Inc. (a)	2,764	158,073
DSW, Inc. Class A	8,649	181,889
Express, Inc. (a)	16,522	185,707
Finish Line, Inc. Class A (b)	5,078	82,771
Flexsteel Industries, Inc.	192	9,654
Group 1 Automotive, Inc.	2,818	218,930
Haverty Furniture Cos., Inc.	317	7,354
ILG, Inc.	846	15,973
Jack in the Box, Inc.	1,596	149,561
K12, Inc. (a)	2,060	36,792
La Quinta Holdings, Inc. (a)	14,834	205,599
La-Z-Boy, Inc.	3,190	86,130
LCI Industries	1,613	173,720
Libbey, Inc.	1,465	20,510
Marriott Vacations Worldwide Corp. (b)	1,115	104,732
Metaldyne Performance Group, Inc.	8,457	197,048
Modine Manufacturing Co. (a)	1,625	18,444
Movado Group, Inc.	499	12,101
Papa John’s International, Inc. (b)	199	15,705
Pier 1 Imports, Inc.	27,811	187,168
Ruth’s Hospitality Group, Inc.	2,771	46,691
Shoe Carnival, Inc. (b)	430	10,896
Speedway Motorsports, Inc.	901	19,209
Superior Industries International, Inc.	1,583	35,459
Tenneco, Inc. (a)(b)	3,875	249,201
TopBuild Corp. (a)	1,248	52,391
Tower International, Inc.	3,410	94,287
Unifi, Inc. (a)	448	12,226
Vail Resorts, Inc.	560	101,461

		4,140,224

Consumer Staples - 3.2%
Andersons, Inc.	2,840	112,322
Central Garden & Pet Co. Class A (a)	1,645	52,558
Dean Foods Co.	11,363	207,261
Fresh Del Monte Produce, Inc.	2,515	145,543

Security Description	Shares	Value
Ingles Markets, Inc. Class A	928	$43,477
Lancaster Colony Corp.	491	64,714
Medifast, Inc.	882	39,549
Omega Protein Corp.	1,982	50,442
Sanderson Farms, Inc.	1,567	148,927
SpartanNash Co.	4,420	154,258

		1,019,051

Energy - 2.8%
Alon USA Energy, Inc.	8,355	101,597
Archrock, Inc.	13,502	184,302
Carrizo Oil & Gas, Inc. (a)(b)	661	21,516
Exterran Corp. (a)	1,680	51,139
Fairmount Santrol Holdings, Inc. (a)	2,295	21,757
Frontline, Ltd. (b)	4,344	30,017
Green Plains, Inc. (b)	1,548	38,777
Helix Energy Solutions Group, Inc. (a)	13,722	113,344
Matrix Service Co. (a)	1,667	27,005
McDermott International, Inc. (a)	5,944	43,748
REX American Resources Corp. (a)(b)	386	32,123
Scorpio Tankers, Inc. (b)	5,650	21,752
Seadrill, Ltd. (a)(b)	32,076	56,133
Teekay Corp.	4,290	42,128
Unit Corp. (a)	2,164	58,731
US Silica Holdings, Inc.	1,407	71,152

		915,221

Financials - 22.3%
AG Mortgage Investment Trust, Inc. REIT	9,404	167,955
AMERISAFE, Inc.	2,405	154,642
Anworth Mortgage Asset Corp. REIT	5,853	31,840
Apollo Commercial Real Estate Finance, Inc. REIT	2,442	44,908
Ares Commercial Real Estate Corp. REIT	6,341	85,730
Argo Group International Holdings, Ltd.	3,075	205,871
BancFirst Corp.	305	29,082
Berkshire Hills Bancorp, Inc.	2,877	101,702
Boston Private Financial Holdings, Inc.	11,035	189,802
Capitol Federal Financial, Inc.	3,665	55,305
Central Pacific Financial Corp.	1,585	50,054
Chemical Financial Corp.	1,541	82,089
Employers Holdings, Inc.	4,321	162,470
Enova International, Inc. (a)	5,938	85,210
Essent Group, Ltd. (a)	5,751	200,192
First American Financial Corp.	2,104	82,203
First Busey Corp.	2,391	73,930
First Citizens BancShares, Inc. Class A	285	101,543
First Commonwealth Financial Corp.	918	12,788
First Merchants Corp.	4,371	175,365

See accompanying notes to financial statements.

2	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

First Midwest Bancorp, Inc.	6,199	$151,442
Great Western Bancorp, Inc.	4,096	175,063
Green Dot Corp. Class A (a)	5,578	163,491
Hanmi Financial Corp.	4,086	136,472
Hanover Insurance Group, Inc.	475	42,760
HCI Group, Inc. (b)	631	31,108
Hilltop Holdings, Inc.	6,974	197,922
Horace Mann Educators Corp.	1,462	61,258
Independent Bank Corp.	1,396	90,740
Infinity Property & Casualty Corp.	878	82,752
Invesco Mortgage Capital, Inc. REIT	12,928	201,030
Investors Bancorp, Inc.	6,553	95,870
KCG Holdings, Inc. Class A (a)	4,047	56,051
Kearny Financial Corp.	2,823	43,333
Lakeland Financial Corp.	1,105	50,156
LegacyTexas Financial Group, Inc.	4,230	180,156
MGIC Investment Corp. (a)	23,024	245,206
MTGE Investment Corp. REIT	4,517	74,756
National General Holdings Corp.	2,739	66,667
National Western Life Group, Inc. Class A	226	71,834
New Residential Investment Corp. REIT	13,734	231,693
Northwest Bancshares, Inc.	8,028	145,628
Old National Bancorp	12,047	221,063
OM Asset Management PLC	13,712	204,446
PennyMac Mortgage Investment Trust REIT	11,512	194,092
Peoples Bancorp, Inc.	389	12,650
Provident Financial Services, Inc.	3,339	88,650
Radian Group, Inc.	13,488	251,012
Redwood Trust, Inc. REIT	9,272	151,783
Selective Insurance Group, Inc.	3,269	144,817
Southside Bancshares, Inc.	740	26,070
State Bank Financial Corp.	3,006	81,553
UMB Financial Corp.	2,314	182,390
Union Bankshares Corp.	2,659	96,415
United Community Banks, Inc.	5,734	165,655
United Fire Group, Inc.	1,709	72,154
Universal Insurance Holdings, Inc. (b)	2,823	76,080
Virtus Investment Partners, Inc. (b)	1,590	174,344
Walker & Dunlop, Inc. (a)	4,462	181,380
World Acceptance Corp. (a)	807	42,319
WSFS Financial Corp.	1,994	90,926

		7,145,868

Health Care - 8.4%
Alder Biopharmaceuticals, Inc. (a)(b)	156	3,565
AMAG Pharmaceuticals, Inc. (a)	1,249	28,040
Atrion Corp.	41	20,010
BioTelemetry, Inc. (a)	761	19,367
Catalent, Inc. (a)	2,032	58,318
Chemed Corp. (b)	1,135	202,654
CTI BioPharma Corp. (a)(b)	192	808

Security Description	Shares	Value
Emergent BioSolutions, Inc. (a)	407	$12,772
Exelixis, Inc. (a)(b)	5,370	115,616
FibroGen, Inc. (a)	194	4,850
Five Prime Therapeutics, Inc. (a)	1,815	83,254
Galectin Therapeutics, Inc. (a)(b)	250	475
Haemonetics Corp. (a)	1,815	67,754
Halyard Health, Inc. (a)	850	33,201
Heska Corp. (a)	525	48,689
HMS Holdings Corp. (a)	12,699	236,582
INC Research Holdings, Inc. Class A (a)	3,363	146,795
Innoviva, Inc. (a)	7,248	83,714
Inogen, Inc. (a)(b)	1,320	90,578
Insmed, Inc. (a)	277	4,413
Lexicon Pharmaceuticals, Inc. (a)(b)	466	7,479
Masimo Corp. (a)	2,811	254,002
Merit Medical Systems, Inc. (a)	5,673	174,728
Merrimack Pharmaceuticals, Inc. (a)	979	3,006
Momenta Pharmaceuticals, Inc. (a)	591	9,131
Myriad Genetics, Inc. (a)(b)	731	14,203
National HealthCare Corp.	465	34,698
Novavax, Inc. (a)(b)	3,149	4,755
NuVasive, Inc. (a)	2,785	208,207
Omnicell, Inc. (a)	3,793	144,229
Orthofix International NV (a)	2,171	77,526
PAREXEL International Corp. (a)	1,039	67,213
PDL BioPharma, Inc. (b)	7,999	17,118
PRA Health Sciences, Inc. (a)	1,804	106,454
Prothena Corp. PLC (a)	267	15,660
Repligen Corp. (a)	256	8,067
SciClone Pharmaceuticals, Inc. (a)	1,633	16,167
Synergy Pharmaceuticals, Inc. (a)(b)	727	4,209
Tivity Health, Inc. (a)(b)	307	8,872
Triple-S Management Corp. Class B (a)	1,156	21,583
Vanda Pharmaceuticals, Inc. (a)	462	6,584
WellCare Health Plans, Inc. (a)	1,026	144,871
West Pharmaceutical Services, Inc.	1,084	89,397
ZIOPHARM Oncology, Inc. (a)(b)	1,373	8,719

		2,708,333

Industrials - 19.2%
AAR Corp.	6,309	217,156
ABM Industries, Inc.	830	33,856
ACCO Brands Corp. (a)	15,171	203,291
Aegion Corp. (a)	7,485	170,359
Air Transport Services Group, Inc. (a)	2,774	47,213
Aircastle, Ltd.	553	13,289
Altra Industrial Motion Corp.	5,264	204,506
Applied Industrial Technologies, Inc.	1,886	118,912
Argan, Inc. (b)	1,441	99,285
Barnes Group, Inc.	2,733	136,951
Brady Corp. Class A	5,265	201,386
Briggs & Stratton Corp.	8,587	183,762

See accompanying notes to financial statements.

SSGA Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Curtiss-Wright Corp.	1,433	$140,190
Deluxe Corp.	1,413	103,983
DigitalGlobe, Inc. (a)	2,801	88,652
EMCOR Group, Inc.	3,286	202,023
EnerSys	3,206	245,996
ESCO Technologies, Inc.	1,897	102,817
Gibraltar Industries, Inc. (a)	4,408	182,712
Greenbrier Cos., Inc.	4,792	201,504
Harsco Corp. (a)	3,407	48,039
Hawaiian Holdings, Inc. (a)	3,575	173,924
ICF International, Inc. (a)	1,799	77,267
Insperity, Inc.	1,568	130,536
John Bean Technologies Corp.	1,086	97,088
Kadant, Inc.	631	39,059
Kimball International, Inc. Class B	12,159	199,408
Knoll, Inc.	5,366	119,930
Lydall, Inc. (a)	953	48,317
MasTec, Inc. (a)	4,233	166,145
Matthews International Corp. Class A	644	42,407
McGrath RentCorp	4,897	184,274
Meritor, Inc. (a)	13,522	221,085
Miller Industries, Inc.	718	17,950
Mueller Water Products, Inc. Class A	3,209	39,760
MYR Group, Inc. (a)	1,258	47,188
Navigant Consulting, Inc. (a)	4,854	113,098
NCI Building Systems, Inc. (a)	1,451	23,216
Neff Corp. Class A (a)	6,540	102,024
Park-Ohio Holdings Corp.	4,599	205,345
Quad/Graphics, Inc.	3,452	93,722
Rexnord Corp. (a)	1,235	27,380
RPX Corp. (a)	5,232	56,244
Simpson Manufacturing Co., Inc. (b)	1,861	80,321
SkyWest, Inc. (b)	5,707	200,601
Steelcase, Inc. Class A	2,337	37,392
Tennant Co.	1,165	81,841
Tetra Tech, Inc.	4,847	195,092
TriNet Group, Inc. (a)	1,127	30,260
Tutor Perini Corp. (a)(b)	461	14,037
Vectrus, Inc. (a)	5,785	140,055
Wabash National Corp. (b)	10,149	214,651

		6,165,499

Information Technology - 17.7%
Advanced Energy Industries, Inc. (a)	3,053	189,591
Advanced Micro Devices, Inc. (a)(b)	13,630	197,090
Anixter International, Inc. (a)	2,502	208,416
Bankrate, Inc. (a)	16,855	183,719
Bel Fuse, Inc. Class B	619	16,156
Belden, Inc.	2,126	150,202
Benchmark Electronics, Inc. (a)	3,913	121,694
Cardtronics PLC Class A (a)	1,224	53,954
Cirrus Logic, Inc. (a)	1,524	82,418
Coherent, Inc. (a)	1,393	254,334
CommVault Systems, Inc. (a)	1,010	49,540

Security Description	Shares	Value
Comtech Telecommunications Corp.	8,478	$96,734
Convergys Corp.	5,885	128,764
CSG Systems International, Inc.	2,280	89,855
Ebix, Inc. (b)	2,826	176,625
Entegris, Inc. (a)	2,784	59,021
ePlus, Inc. (a)	746	94,705
Fabrinet (a)	1,071	44,500
Finisar Corp. (a)	7,554	252,908
Insight Enterprises, Inc. (a)	4,902	207,649
Itron, Inc. (a)	3,347	216,551
ManTech International Corp. Class A	3,740	136,959
Methode Electronics, Inc.	5,555	230,532
MoneyGram International, Inc. (a)	1,775	22,649
Nanometrics, Inc. (a)	7,646	208,048
NETGEAR, Inc. (a)	2,886	158,153
Novanta, Inc. (a)	1,655	40,216
Plexus Corp. (a)	3,325	186,433
Progress Software Corp.	3,276	93,956
RealPage, Inc. (a)	2,749	92,779
Rudolph Technologies, Inc. (a)	9,284	199,606
Sanmina Corp. (a)	6,045	235,755
Science Applications International Corp.	2,872	249,778
Sykes Enterprises, Inc. (a)	5,488	149,383
Synchronoss Technologies, Inc. (a)	2,852	77,232
Travelport Worldwide, Ltd.	10,176	129,235
TTM Technologies, Inc. (a)	2,676	43,244
Viavi Solutions, Inc. (a)	14,833	148,627
Vishay Intertechnology, Inc. (b)	11,549	183,052
Web.com Group, Inc. (a)	2,312	44,506
Xperi Corp.	5,232	187,567

		5,692,136

Materials - 6.9%
Boise Cascade Co. (a)	196	5,312
Chase Corp.	899	82,214
Clearwater Paper Corp. (a)	2,858	158,905
Cliffs Natural Resources, Inc. (a)(b)	11,794	125,724
Coeur Mining, Inc. (a)	1,440	12,370
Greif, Inc. Class A	3,743	213,463
Hawkins, Inc.	94	4,648
HB Fuller Co.	1,996	98,622
Innophos Holdings, Inc.	1,109	58,766
Innospec, Inc.	2,421	158,091
Koppers Holdings, Inc. (a)	967	42,403
Materion Corp.	5,318	185,332
Minerals Technologies, Inc.	2,047	158,131
PH Glatfelter Co.	6,205	137,130
Rayonier Advanced Materials, Inc.	516	6,842
Schweitzer-Mauduit International, Inc.	790	32,414
Stepan Co.	1,866	141,088
SunCoke Energy, Inc. (a)	16,201	157,960

See accompanying notes to financial statements.

4	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Trinseo SA	3,225	$223,009
Worthington Industries, Inc. (b)	4,149	203,508

		2,205,932

Real Estate - 3.8%
First Industrial Realty Trust, Inc. REIT	2,726	73,329
Franklin Street Properties Corp. REIT	6,493	80,448
GEO Group, Inc. REIT	2,132	101,505
Mack-Cali Realty Corp. REIT	1,198	34,922
Medical Properties Trust, Inc. REIT (b)	5,238	70,294
National Health Investors, Inc. REIT	693	52,474
PS Business Parks, Inc. REIT	1,760	204,530
RE/MAX Holdings, Inc. Class A	2,622	150,765
Select Income REIT	3,782	98,332
Summit Hotel Properties, Inc. REIT	13,655	210,150
Sunstone Hotel Investors, Inc. REIT	8,300	122,425
Urstadt Biddle Properties, Inc. Class A, REIT	1,631	36,339

		1,235,513

Utilities - 1.3%
Avista Corp.	912	36,361
ONE Gas, Inc.	1,905	124,873
Ormat Technologies, Inc.	2,764	152,379
Southwest Gas Holdings, Inc.	1,128	96,478

		410,091

Total Common Stocks (Cost $26,401,074)		31,637,868

Rights - 0.0% (c)
Health Care - 0.0% (c)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a)(d) (Cost $0)	224	—

Security Description	Shares	Value
Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (e)(f)	525,917	$525,917
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	224,677	224,677

Total Short-Term Investments (Cost $750,594)		750,594

Total Investments - 100.9% (Cost $27,151,668)		32,388,462

Liabilities in Excess of Other Assets - (0.9)%		(276,129)

Net Assets - 100.0%		$32,112,333

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of February 28, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at February 28, 2017.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At February 28, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures (long)	03/17/2017	3	$207,750	$2,300

During the period ended February 28, 2017, average notional value related to futures contracts was $329,080 or 1% of net assets.

See accompanying notes to financial statements.

SSGA Dynamic Small Cap Fund	5

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,140,224	$—	$—		$4,140,224
Consumer Staples	1,019,051	—	—		1,019,051
Energy	915,221	—	—		915,221
Financials	7,145,868	—	—		7,145,868
Health Care	2,708,333	—	—		2,708,333
Industrials	6,165,499	—	—		6,165,499
Information Technology	5,692,136	—	—		5,692,136
Materials	2,205,932	—	—		2,205,932
Real Estate	1,235,513	—	—		1,235,513
Utilities	410,091	—	—		410,091
Rights
Health Care	—	—	0	(a)	—
Short-Term Investments	750,594	—	—		750,594

Total Investments	$32,388,462	$—	$0		$32,388,462

Other Financial Instruments:
Futures Contracts (b)	2,300	—	—		2,300

Total Investments and Other Financial Instruments	$32,390,762	$—	$0		$32,390,762

(a)	Fund held a Level 3 security that was valued at $0 at February 28, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 2/28/17	Value at 2/28/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	387,345	$387,345	3,420,081	3,281,509	525,917	$525,917	$1,133
State Street Navigator Securities Lending Government Money Market Portfolio*	6,575,217	6,575,217	2,535,416	8,885,956	224,677	224,677	8,347

Total		$6,962,562				$750,594	$9,480

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

6	SSGA Dynamic Small Cap Fund

SSGA Enhanced Small Cap Fund

Portfolio Statistics — (Unaudited)

Top Five Holdings — as of February 28, 2017

Description	Market Value	% of Net Assets
Masimo Corp.	$249,574	0.7
Investors Bancorp, Inc.	237,694	0.7
Radian Group, Inc.	226,223	0.7
Science Applications International Corp.	222,904	0.6
Medical Properties Trust, Inc. REIT	220,276	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2017*

Industry	% of Net Assets
Banks	10.9%
Real Estate Investment Trusts (REITs)	7.8
Biotechnology	4.4
Machinery	4.1
Semiconductors & Semiconductor Equipment	4.0
Software	3.5
Electronic Equipment, Instruments & Components	3.3
Health Care Equipment & Supplies	3.2
Chemicals	3.0
Thrifts & Mortgage Finance	2.8
Commercial Services & Supplies	2.7
Specialty Retail	2.7
Hotels, Restaurants & Leisure	2.6
Insurance	2.4
Oil, Gas & Consumable Fuels	2.3
Health Care Providers & Services	2.0
Communications Equipment	1.7
Internet Software & Services	1.7
Pharmaceuticals	1.7
Auto Components	1.6
IT Services	1.6
Electric Utilities	1.5
Energy Equipment & Services	1.5
Metals & Mining	1.5
Construction & Engineering	1.3
Food Products	1.3
Professional Services	1.3
Building Products	1.2
Aerospace & Defense	1.1
Media	1.1
Capital Markets	0.9
Diversified Consumer Services	0.9
Food & Staples Retailing	0.9
Gas Utilities	0.8

Industry	% of Net Assets
Health Care Technology	0.8%
Household Durables	0.8
Trading Companies & Distributors	0.8
Airlines	0.7
Diversified Telecommunication Services	0.7
Electrical Equipment	0.7
Internet & Catalog Retail	0.7
Leisure Equipment & Products	0.7
Air Freight & Logistics	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.5
Multiline Retail	0.5
Containers & Packaging	0.4
Paper & Forest Products	0.4
Personal Products	0.4
Real Estate Management & Development	0.4
Textiles, Apparel & Luxury Goods	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Household Products	0.3
Independent Power Producers & Energy Traders	0.3
Road & Rail	0.3
Consumer Finance	0.2
Diversified Financial Services	0.1
Technology Hardware, Storage & Peripherals	0.1
Wireless Telecommunication Services	0.1
Marine	0.0 **
Short-Term Investment	2.6
Other Assets in Excess of Liabilities	0.3

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SSGA Enhanced Small Cap Fund	7

SSGA Enhanced Small Cap Fund

Schedule of Investments — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.1%
Consumer Discretionary - 11.6%
1-800-Flowers.com, Inc. Class A (a)	1,428	$14,280
Aaron’s, Inc.	5,216	142,293
AMC Entertainment Holdings, Inc. Class A	146	4,577
American Axle & Manufacturing Holdings, Inc. (a)	486	9,633
American Eagle Outfitters, Inc.	3,374	53,478
American Public Education, Inc. (a)	1,599	38,616
Big Lots, Inc.	3,613	185,491
BJ’s Restaurants, Inc. (a)	565	20,538
Bloomin’ Brands, Inc.	7,698	131,559
Bob Evans Farms, Inc.	2,939	166,729
Caleres, Inc.	4,651	138,925
Callaway Golf Co.	7,499	75,815
Capella Education Co.	832	63,315
Cato Corp. Class A	1,449	36,240
Cheesecake Factory, Inc.	122	7,448
Chico’s FAS, Inc.	11,850	171,588
Cooper-Standard Holdings, Inc. (a)	694	77,728
Culp, Inc.	1,202	40,868
Dana, Inc.	10,278	194,151
Dave & Buster’s Entertainment, Inc. (a)	455	26,021
Denny’s Corp. (a)	1,302	16,353
Express, Inc. (a)	4,795	53,896
Flexsteel Industries, Inc.	438	22,023
Gerber Scientific, Inc. (a)(b)	600	0
Gray Television, Inc. (a)	5,482	74,555
Group 1 Automotive, Inc.	2,207	171,462
Haverty Furniture Cos., Inc.	245	5,684
Helen of Troy, Ltd. (a)	1,098	107,275
Iconix Brand Group, Inc. (a)	4,499	34,687
Intrawest Resorts Holdings, Inc. (a)	1,395	32,866
Jack in the Box, Inc.	54	5,060
Johnson Outdoors, Inc. Class A	656	23,012
K12, Inc. (a)	9,395	167,795
Kirkland’s, Inc. (a)	1,210	13,673
La Quinta Holdings, Inc. (a)	8,645	119,820
La-Z-Boy, Inc.	5,625	151,875
Libbey, Inc.	765	10,710
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,852	119,059
Malibu Boats, Inc. Class A (a)	5,634	115,835
Marcus Corp.	2,348	73,258
MCBC Holdings, Inc.	1,257	18,453
Metaldyne Performance Group, Inc.	2,468	57,504
Modine Manufacturing Co. (a)	9,642	109,437
Monarch Casino & Resort, Inc. (a)	2,638	67,216
Movado Group, Inc.	1,864	45,202
National CineMedia, Inc.	9,106	116,830
New York Times Co. Class A	2,249	32,386
Nexstar Media Group, Inc.	2,303	158,792

Security Description	Shares	Value
Oxford Industries, Inc.	372	$20,910
Pier 1 Imports, Inc.	5,070	34,121
Potbelly Corp. (a)	3,760	49,068
Regis Corp. (a)	2,038	25,088
Ruth’s Hospitality Group, Inc.	7,980	134,463
Salem Media Group, Inc.	835	5,970
Shoe Carnival, Inc.	2,483	62,919
Sonic Corp.	1,078	27,252
Stoneridge, Inc. (a)	4,624	78,099
Superior Industries International, Inc.	1,666	37,318
Tile Shop Holdings, Inc. (a)	1,691	29,762
Townsquare Media, Inc. Class A (a)	319	3,468
Wolverine World Wide, Inc.	396	9,967

		4,042,416

Consumer Staples - 2.9%
Central Garden & Pet Co. Class A (a)	3,617	115,563
Darling Ingredients, Inc. (a)	13,498	175,609
Dean Foods Co.	8,826	160,986
Fresh Del Monte Produce, Inc.	791	45,775
Lancaster Colony Corp.	196	25,833
Medifast, Inc.	1,566	70,219
Natural Health Trends Corp.	477	13,256
Nutraceutical International Corp.	1,256	42,327
Omega Protein Corp.	1,281	32,601
Performance Food Group Co. (a)	136	3,210
Revlon, Inc. Class A (a)	468	15,725
Seneca Foods Corp. Class A (a)	332	12,467
SpartanNash Co.	4,764	166,264
SUPERVALU, Inc. (a)	27,244	102,982
Synutra International, Inc. (a)	648	3,726
Village Super Market, Inc. Class A	739	21,882

		1,008,425

Energy - 3.8%
Adams Resources & Energy, Inc.	542	21,951
Alon USA Energy, Inc.	5,679	69,057
Archrock, Inc.	10,442	142,533
Callon Petroleum Co. (a)	1,796	22,666
Contango Oil & Gas Co. (a)	1,549	11,494
CVR Energy, Inc.	1,873	42,929
Denbury Resources, Inc. (a)	4,738	12,840
DHT Holdings, Inc.	11,854	54,884
EP Energy Corp. Class A (a)	1,010	4,767
International Seaways, Inc. (a)	1,659	31,106
Matrix Service Co. (a)	6,434	104,231
McDermott International, Inc. (a)	1,462	10,760
Northern Oil and Gas, Inc. (a)	2,951	8,853
Oasis Petroleum, Inc. (a)	7,376	104,444
Overseas Shipholding Group, Inc. Class A	6,250	31,250
Parker Drilling Co. (a)	14,363	27,290
Pioneer Energy Services Corp. (a)	16,435	86,284
REX American Resources Corp. (a)	92	7,656

See accompanying notes to financial statements.

8	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Sanchez Energy Corp. (a)	2,307	$26,530
Scorpio Tankers, Inc.	7,062	27,189
SemGroup Corp. Class A	3,761	132,199
Teekay Corp.	14,501	142,400
TETRA Technologies, Inc. (a)	16,576	74,426
Unit Corp. (a)	2,283	61,961
W&T Offshore, Inc. (a)	2,639	6,624
Westmoreland Coal Co. (a)	2,305	33,284
Willbros Group, Inc. (a)	4,502	13,506

		1,313,114

Financials - 18.9%
AG Mortgage Investment Trust, Inc. REIT	1,326	23,682
AMERISAFE, Inc.	1,519	97,672
Anworth Mortgage Asset Corp. REIT	23,689	128,868
Apollo Commercial Real Estate Finance, Inc. REIT	588	10,813
Ares Commercial Real Estate Corp. REIT	7,314	98,885
Argo Group International Holdings, Ltd.	1,387	92,860
BancorpSouth, Inc.	6,794	210,614
Berkshire Hills Bancorp, Inc.	4,812	170,104
Brookline Bancorp, Inc.	10,506	166,520
Capital City Bank Group, Inc.	442	9,030
Capitol Federal Financial, Inc.	1,375	20,749
Capstead Mortgage Corp. REIT	2,229	23,583
Cathay General Bancorp	1,811	71,136
CenterState Banks, Inc.	6,111	151,003
Central Pacific Financial Corp.	3,933	124,204
Central Valley Community Bancorp	464	9,531
Chemical Financial Corp.	179	9,535
CNO Financial Group, Inc.	9,537	199,419
Columbia Banking System, Inc.	244	9,733
CYS Investments, Inc. REIT	12,589	100,964
Essent Group, Ltd. (a)	5,804	202,037
EZCORP, Inc. Class A (a)	5,495	48,356
Federated National Holding Co.	174	3,482
Fidelity & Guaranty Life	127	3,378
Fifth Street Asset Management, Inc.	1,613	8,307
First Bancorp/Southern Pines	1,221	36,691
First Busey Corp.	895	27,673
First Business Financial Services, Inc.	468	11,803
First Commonwealth Financial Corp.	12,864	179,196
First Community Bancshares, Inc.	144	3,891
First Financial Bancorp	3,345	92,824
First Financial Corp.	73	3,391
First Midwest Bancorp, Inc.	7,182	175,456
Flagstar Bancorp, Inc. (a)	1,709	48,536
FNB Corp.	12,584	195,933
Fulton Financial Corp.	11,206	214,315
GAIN Capital Holdings, Inc.	3,501	27,448
Genworth Financial, Inc. Class A (a)	13,834	56,581

Security Description	Shares	Value
Great Southern Bancorp, Inc.	507	$25,375
Great Western Bancorp, Inc.	4,752	203,100
Green Bancorp, Inc. (a)	978	16,675
Hancock Holding Co.	194	9,205
Hanmi Financial Corp.	302	10,087
Heritage Financial Corp.	206	5,150
Heritage Oaks Bancorp	485	6,674
Hilltop Holdings, Inc.	6,402	181,689
Horace Mann Educators Corp.	1,501	62,892
Horizon Bancorp	204	5,292
IBERIABANK Corp.	1,101	93,310
Independent Bank Corp.	573	12,262
Independent Bank Group, Inc.	910	57,603
International Bancshares Corp.	1,681	63,962
Invesco Mortgage Capital, Inc. REIT	1,702	26,466
Investors Bancorp, Inc.	16,247	237,694
James River Group Holdings, Ltd.	1,019	43,837
KCG Holdings, Inc. Class A (a)	2,514	34,819
Lakeland Bancorp, Inc.	848	16,706
Maiden Holdings, Ltd.	7,347	113,511
MainSource Financial Group, Inc.	874	29,934
Manning & Napier, Inc.	1,856	11,600
MB Financial, Inc.	1,121	50,467
Mercantile Bank Corp.	424	14,179
Meta Financial Group, Inc.	918	78,581
MGIC Investment Corp. (a)	19,500	207,675
Midland States Bancorp, Inc.	172	6,048
MTGE Investment Corp. REIT	6,458	106,880
National Bank Holdings Corp. Class A	325	10,722
National General Holdings Corp.	5,056	123,063
Nelnet, Inc. Class A	152	6,808
NMI Holdings, Inc. Class A (a)	5,600	62,160
Old National Bancorp	10,984	201,556
OM Asset Management PLC	10,643	158,687
Oritani Financial Corp.	538	9,254
Piper Jaffray Cos.	1,438	101,738
Preferred Bank	1,564	87,803
Prosperity Bancshares, Inc.	136	10,137
Provident Financial Services, Inc.	125	3,319
Pzena Investment Management, Inc. Class A	341	3,424
Radian Group, Inc.	12,156	226,223
Regional Management Corp. (a)	753	15,805
Selective Insurance Group, Inc.	181	8,018
Shore Bancshares, Inc.	629	10,926
Texas Capital Bancshares, Inc. (a)	951	84,782
TriCo Bancshares	283	10,281
Triumph Bancorp, Inc. (a)	386	10,383
Umpqua Holdings Corp.	11,426	214,923
Union Bankshares Corp.	1,877	68,060
United Community Banks, Inc.	6,069	175,333
United Community Financial Corp.	2,682	23,092
United Financial Bancorp, Inc.	3,066	54,759
United Fire Group, Inc.	166	7,009

See accompanying notes to financial statements.

SSGA Enhanced Small Cap Fund	9

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Webster Financial Corp.	1,107	$60,807

		6,548,948

Health Care - 12.7%
Acceleron Pharma, Inc. (a)	2,165	57,849
Accuray, Inc. (a)	8,058	41,499
Aduro Biotech, Inc. (a)	1,498	16,852
Aerie Pharmaceuticals, Inc. (a)	494	23,391
AMAG Pharmaceuticals, Inc. (a)	125	2,806
Amedisys, Inc. (a)	703	33,899
American Renal Associates Holdings, Inc. (a)	1,847	41,742
AngioDynamics, Inc. (a)	1,097	17,936
ANI Pharmaceuticals, Inc. (a)	2,112	124,756
Applied Genetic Technologies Corp. (a)	5,541	42,943
Aptevo Therapeutics, Inc. (a)	1,725	3,450
Aratana Therapeutics, Inc. (a)	4,710	31,133
Array BioPharma, Inc. (a)	5,966	68,609
Atrion Corp.	63	30,747
BioCryst Pharmaceuticals, Inc. (a)	5,510	34,382
BioSpecifics Technologies Corp. (a)	383	20,249
BioTelemetry, Inc. (a)	2,923	74,390
Cantel Medical Corp.	1,420	116,596
Cara Therapeutics, Inc. (a)	3,937	63,110
Cardiovascular Systems, Inc. (a)	2,525	71,710
Catalent, Inc. (a)	1,574	45,174
Celldex Therapeutics, Inc. (a)	1,419	5,023
Civitas Solutions, Inc. (a)	1,282	23,717
Coherus Biosciences, Inc. (a)	1,359	32,072
Concert Pharmaceuticals, Inc. (a)	1,420	13,206
CorVel Corp. (a)	121	4,888
Corvus Pharmaceuticals, Inc. (a)	578	8,312
Cotiviti Holdings, Inc. (a)	2,811	105,356
Depomed, Inc. (a)	981	16,079
Dermira, Inc. (a)	975	32,848
Dynavax Technologies Corp. (a)	2,952	13,284
Emergent BioSolutions, Inc. (a)	2,770	86,923
Enanta Pharmaceuticals, Inc. (a)	115	3,314
Epizyme, Inc. (a)	4,778	67,848
Esperion Therapeutics, Inc. (a)	191	4,998
Exelixis, Inc. (a)	3,952	85,087
FibroGen, Inc. (a)	227	5,675
Five Prime Therapeutics, Inc. (a)	3,600	165,132
Globus Medical, Inc. Class A (a)	198	5,506
HealthSouth Corp.	3,431	145,200
Heron Therapeutics, Inc. (a)	220	3,146
HMS Holdings Corp. (a)	9,883	184,120
Horizon Pharma PLC (a)	486	7,800
ICU Medical, Inc. (a)	221	33,238
Immune Design Corp. (a)	4,546	23,185
Impax Laboratories, Inc. (a)	110	1,568
INC Research Holdings, Inc. Class A (a)	3,542	154,608

Security Description	Shares	Value
Infinity Pharmaceuticals, Inc. (a)	4,041	$11,234
Innoviva, Inc. (a)	7,532	86,995
Insys Therapeutics, Inc. (a)	2,331	29,744
Integra LifeSciences Holdings Corp. (a)	144	6,155
Karyopharm Therapeutics, Inc. (a)	2,845	29,503
Lannett Co., Inc. (a)	309	6,798
LeMaitre Vascular, Inc.	6,442	142,626
Lexicon Pharmaceuticals, Inc. (a)	2,276	36,530
Magellan Health, Inc. (a)	2,191	151,508
Masimo Corp. (a)	2,762	249,574
Medpace Holdings, Inc. (a)	547	15,836
Merit Medical Systems, Inc. (a)	6,105	188,034
Myriad Genetics, Inc. (a)	1,565	30,408
National HealthCare Corp.	208	15,521
Natus Medical, Inc. (a)	327	12,107
NuVasive, Inc. (a)	33	2,467
OncoMed Pharmaceuticals, Inc. (a)	1,470	14,935
OraSure Technologies, Inc. (a)	15,606	174,943
Owens & Minor, Inc.	5,204	187,760
PDL BioPharma, Inc.	39,447	84,417
Puma Biotechnology, Inc. (a)	103	3,780
Quorum Health Corp. (a)	2,999	25,641
RadNet, Inc. (a)	7,785	46,321
Reata Pharmaceuticals, Inc. Class A (a)	1,280	32,448
Repligen Corp. (a)	384	12,100
Rigel Pharmaceuticals, Inc. (a)	2,512	6,154
RTI Surgical, Inc. (a)	1,084	4,065
Sage Therapeutics, Inc. (a)	1,951	131,497
Sangamo Therapeutics, Inc. (a)	1,288	5,860
Sarepta Therapeutics, Inc. (a)	719	22,368
SciClone Pharmaceuticals, Inc. (a)	6,408	63,439
Spark Therapeutics, Inc. (a)	2,632	167,869
Sucampo Pharmaceuticals, Inc. Class A (a)	1,777	20,880
Surmodics, Inc. (a)	981	24,280
Synergy Pharmaceuticals, Inc. (a)	3,068	17,764
TG Therapeutics, Inc. (a)	711	4,053
Theravance Biopharma, Inc. (a)	705	21,587
Triple-S Management Corp. Class B (a)	284	5,302
Ultragenyx Pharmaceutical, Inc. (a)	170	14,464
US Physical Therapy, Inc.	98	7,414
Utah Medical Products, Inc.	374	23,151
Vanda Pharmaceuticals, Inc. (a)	5,566	79,315
Veracyte, Inc. (a)	446	3,456
vTv Therapeutics, Inc. Class A (a)	1,159	6,989

		4,422,648

Industrials - 14.8%
AAR Corp.	4,930	169,691
ABM Industries, Inc.	1,349	55,026
ACCO Brands Corp. (a)	13,548	181,543

See accompanying notes to financial statements.

10	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Aegion Corp. (a)	4,319	$98,300
Air Transport Services Group, Inc. (a)	1,335	22,722
Aircastle, Ltd.	2,927	70,336
Allied Motion Technologies, Inc.	1,263	30,501
Altra Industrial Motion Corp.	1,435	55,750
AZZ, Inc.	147	8,622
Barnes Group, Inc.	4,043	202,595
Beacon Roofing Supply, Inc. (a)	713	32,399
Briggs & Stratton Corp.	2,955	63,237
CIRCOR International, Inc.	718	44,595
Comfort Systems USA, Inc.	1,985	75,728
Continental Building Products, Inc. (a)	6,592	161,174
Costamare, Inc.	1,792	10,949
Curtiss-Wright Corp.	2,224	217,574
EMCOR Group, Inc.	2,939	180,690
EnerSys	2,528	193,973
Ennis, Inc.	6,033	98,639
Federal Signal Corp.	9,341	138,994
Gibraltar Industries, Inc. (a)	2,248	93,180
Global Brass & Copper Holdings, Inc.	1,833	61,680
Greenbrier Cos., Inc.	3,803	159,916
H&E Equipment Services, Inc.	2,009	52,716
Harsco Corp. (a)	2,948	41,567
Hawaiian Holdings, Inc. (a)	2,882	140,209
Herman Miller, Inc.	5,077	151,295
Hub Group, Inc. Class A (a)	3,560	179,780
Interface, Inc.	2,041	38,575
Kadant, Inc.	1,412	87,403
Kforce, Inc.	2,449	63,062
Kimball International, Inc. Class B	1,289	21,140
Knoll, Inc.	2,287	51,114
Lydall, Inc. (a)	2,796	141,757
Marten Transport, Ltd.	1,814	44,534
McGrath RentCorp	854	32,136
Meritor, Inc. (a)	10,825	176,989
Mistras Group, Inc. (a)	1,716	38,644
Mobile Mini, Inc.	910	29,620
Moog, Inc. Class A (a)	165	11,151
MRC Global, Inc. (a)	5,684	114,874
MYR Group, Inc. (a)	2,381	89,311
Navigant Consulting, Inc. (a)	722	16,823
NCI Building Systems, Inc. (a)	8,583	137,328
Neff Corp. Class A (a)	1,043	16,271
PAM Transportation Services, Inc. (a)	1,826	33,288
Park-Ohio Holdings Corp.	226	10,091
Quad/Graphics, Inc.	5,474	148,619
Resources Connection, Inc.	8,125	137,312
RPX Corp. (a)	5,845	62,834
SkyWest, Inc.	2,645	92,972
SPX Corp. (a)	1,361	35,903
Steelcase, Inc. Class A	9,155	146,480
Tetra Tech, Inc.	157	6,319
TriNet Group, Inc. (a)	2,428	65,192

Security Description	Shares	Value
TrueBlue, Inc. (a)	1,992	$51,692
Vectrus, Inc. (a)	567	13,727
Wabash National Corp.	8,190	173,218
West Corp.	412	9,851
YRC Worldwide, Inc. (a)	2,438	31,304

		5,122,915

Information Technology - 16.3%
3D Systems Corp. (a)	1,529	23,241
A10 Networks, Inc. (a)	9,050	85,613
Advanced Energy Industries, Inc. (a)	3,284	203,936
Advanced Micro Devices, Inc. (a)	2,159	31,219
American Software, Inc. Class A	1,236	12,780
Amkor Technology, Inc. (a)	13,994	137,421
Anixter International, Inc. (a)	44	3,665
Aspen Technology, Inc. (a)	3,639	211,571
Bankrate, Inc. (a)	13,661	148,905
Barracuda Networks, Inc. (a)	6,674	157,907
Bel Fuse, Inc. Class B	390	10,179
Belden, Inc.	2,210	156,136
Benchmark Electronics, Inc. (a)	5,451	169,526
Black Box Corp.	1,378	12,402
Brightcove, Inc. (a)	6,079	51,064
CACI International, Inc. Class A (a)	90	11,286
Cardtronics PLC Class A (a)	110	4,849
Cohu, Inc.	944	15,718
CommVault Systems, Inc. (a)	3,601	176,629
Convergys Corp.	2,018	44,154
DHI Group, Inc. (a)	15,630	77,368
DSP Group, Inc. (a)	377	3,940
Eastman Kodak Co. (a)	312	4,477
Entegris, Inc. (a)	6,092	129,150
Extreme Networks, Inc. (a)	8,710	54,437
Finisar Corp. (a)	3,225	107,973
FormFactor, Inc. (a)	3,647	38,841
Hackett Group, Inc.	2,031	40,945
Insight Enterprises, Inc. (a)	3,971	168,212
Integrated Device Technology, Inc. (a)	3,164	75,651
IXYS Corp.	3,505	43,287
Lionbridge Technologies, Inc. (a)	3,260	18,745
Liquidity Services, Inc. (a)	9,107	74,222
Marchex, Inc. Class B (a)	3,199	8,541
MeetMe, Inc. (a)	23,323	112,650
Methode Electronics, Inc.	2,518	104,497
Monotype Imaging Holdings, Inc.	7,099	143,045
Nanometrics, Inc. (a)	2,117	57,604
NETGEAR, Inc. (a)	887	48,608
Oclaro, Inc. (a)	15,780	134,130
Perficient, Inc. (a)	6,535	118,741
Photronics, Inc. (a)	2,086	22,320
Plexus Corp. (a)	2,341	131,260
Power Integrations, Inc.	1,871	118,247
Progress Software Corp.	580	16,634
QAD, Inc. Class A	1,737	47,681

See accompanying notes to financial statements.

SSGA Enhanced Small Cap Fund	11

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

RetailMeNot, Inc. (a)	8,004	$71,636
RingCentral, Inc. Class A (a)	6,424	171,521
Rudolph Technologies, Inc. (a)	4,894	105,221
Sanmina Corp. (a)	5,289	206,271
Science Applications International Corp.	2,563	222,904
Semtech Corp. (a)	5,849	195,649
ShoreTel, Inc. (a)	6,188	40,222
Silver Spring Networks, Inc. (a)	3,518	43,131
Super Micro Computer, Inc. (a)	290	7,540
Sykes Enterprises, Inc. (a)	4,139	112,664
Tech Data Corp. (a)	134	11,658
TiVo Corp.	4,399	81,381
Travelport Worldwide, Ltd.	11,347	144,107
TTM Technologies, Inc. (a)	10,494	169,583
Viavi Solutions, Inc. (a)	19,307	193,456
Vishay Intertechnology, Inc.	223	3,535
Web.com Group, Inc. (a)	1,877	36,132
Xcerra Corp. (a)	2,980	26,045
XO Group, Inc. (a)	1,723	31,755
Xperi Corp.	4,103	147,093
Zix Corp. (a)	15,415	77,229

		5,668,140

Materials - 5.3%
Calgon Carbon Corp.	5,694	80,285
Chase Corp.	264	24,143
Clearwater Paper Corp. (a)	625	34,750
Cliffs Natural Resources, Inc. (a)	798	8,507
Coeur Mining, Inc. (a)	598	5,137
Commercial Metals Co.	6,647	140,451
FutureFuel Corp.	4,567	60,421
Greif, Inc. Class A	2,416	137,784
Handy & Harman, Ltd. (a)	441	10,518
HB Fuller Co.	3,553	175,554
Innophos Holdings, Inc.	413	21,885
Innospec, Inc.	379	24,749
Kaiser Aluminum Corp.	393	30,980
Koppers Holdings, Inc. (a)	2,111	92,567
Materion Corp.	1,335	46,525
Minerals Technologies, Inc.	56	4,326
OMNOVA Solutions, Inc. (a)	5,782	53,483
PolyOne Corp.	5,709	192,279
Ryerson Holding Corp. (a)	981	10,644
Schweitzer-Mauduit International, Inc.	2,392	98,144
Stepan Co.	1,573	118,934
SunCoke Energy, Inc. (a)	13,889	135,418
Trinseo SA	2,627	181,657
Worthington Industries, Inc.	3,431	168,291

		1,857,432

Real Estate - 6.9%
Agree Realty Corp. REIT	1,949	96,729

Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	6,167	$86,030
Ashford Hospitality Trust, Inc. REIT	8,756	57,527
CareTrust REIT, Inc.	4,088	64,509
CatchMark Timber Trust, Inc. Class A, REIT	363	3,920
Chatham Lodging Trust REIT	2,534	50,756
City Office REIT, Inc.	645	8,404
Cousins Properties, Inc. REIT	6,928	59,234
DiamondRock Hospitality Co. REIT	765	8,316
FelCor Lodging Trust, Inc. REIT	2,450	17,762
First Industrial Realty Trust, Inc. REIT	6,470	174,043
First Potomac Realty Trust REIT	2,502	24,995
Four Corners Property Trust, Inc. REIT	2,073	45,979
GEO Group, Inc. REIT	132	6,285
Gramercy Property Trust REIT	181	5,061
HFF, Inc. Class A	5,090	150,918
Hudson Pacific Properties, Inc. REIT	175	6,401
Kite Realty Group Trust REIT	6,552	148,403
Lexington Realty Trust REIT	11,142	124,345
Mack-Cali Realty Corp. REIT	1,438	41,918
Medical Properties Trust, Inc. REIT	16,414	220,276
New Senior Investment Group, Inc. REIT	5,850	62,010
NexPoint Residential Trust, Inc. REIT	1,256	29,956
NorthStar Realty Europe Corp. REIT	4,540	55,116
Parkway, Inc. REIT (a)	1,074	22,532
Physicians Realty Trust REIT	496	9,880
PS Business Parks, Inc. REIT	616	71,585
Saul Centers, Inc. REIT	999	63,976
Silver Bay Realty Trust Corp. REIT	7,676	165,264
STAG Industrial, Inc. REIT	402	10,384
Summit Hotel Properties, Inc. REIT	11,472	176,554
Sunstone Hotel Investors, Inc. REIT	13,767	203,063
Universal Health Realty Income Trust REIT	71	4,557
Urstadt Biddle Properties, Inc. Class A, REIT	1,853	41,285
Xenia Hotels & Resorts, Inc. REIT	4,256	74,778

		2,392,751

Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	4,551	87,834
IDT Corp. Class B	1,167	22,523
Spok Holdings, Inc.	2,045	37,219
Vonage Holdings Corp. (a)	23,615	142,162

		289,738

Utilities - 3.1%
ALLETE, Inc.	274	18,415
Atlantic Power Corp. (a)	2,379	5,591
Avista Corp.	4,515	180,013
Chesapeake Utilities Corp.	809	55,780

See accompanying notes to financial statements.

12	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Dynegy, Inc. (a)	2,078	$16,707
El Paso Electric Co.	275	13,434
IDACORP, Inc.	2,184	181,119
NorthWestern Corp.	66	3,861
NRG Yield, Inc. Class A	5,385	90,522
ONE Gas, Inc.	54	3,540
PNM Resources, Inc.	4,833	175,438
Portland General Electric Co.	2,440	110,605
Southwest Gas Holdings, Inc.	1,906	163,020
Spark Energy, Inc. Class A	672	18,144
Spire, Inc.	463	30,512

		1,066,701

Total Common Stocks (Cost $27,588,699)		33,733,228

Short-Term Investment - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)(d) (Cost $883,686)	883,686	883,686

Total Investments - 99.7% (Cost $28,472,385)		34,616,914

Other Assets in Excess of Liabilities - 0.3%		117,884

Net Assets - 100.0%		$34,734,798

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of February 28, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2017.
REIT	Real Estate Investment Trust

At February 28, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures (long)	03/17/2017	14	$969,500	$(6,058)

During the period ended February 28, 2017, average notional value related to futures contracts was $772,680 or 2% of net assets.

See accompanying notes to financial statements.

SSGA Enhanced Small Cap Fund	13

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,042,416	$—	$0	(a)	$4,042,416
Consumer Staples	1,008,425	—	—		1,008,425
Energy	1,313,114	—	—		1,313,114
Financials	6,548,948	—	—		6,548,948
Health Care	4,422,648	—	—		4,422,648
Industrials	5,122,915	—	—		5,122,915
Information Technology	5,668,140	—	—		5,668,140
Materials	1,857,432	—	—		1,857,432
Real Estate	2,392,751	—	—		2,392,751
Telecommunication Services	289,738	—	—		289,738
Utilities	1,066,701	—	—		1,066,701
Short-Term Investment	883,686	—	—		883,686

Total Investments	$34,616,914	$—	$0		$34,616,914

Liabilities:

Other Financial Instruments:
Futures Contracts (b)	(6,058)	—	—		(6,058)

Total Other Financial Instruments	$(6,058)	$—	$—		$(6,058)

(a)	Fund held a Level 3 security that was valued at $0 at February 28, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 2/28/17	Value at 2/28/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	456,643	$456,643	5,718,184	5,291,141	883,686	$883,686	$1,563

Total		$456,643				$883,686	$1,563

See accompanying notes to financial statements.

14	SSGA Enhanced Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2017

Description	Market Value	% of Net Assets
Qatar National Bank SAQ	$2,918,941	3.3
Tencent Holdings, Ltd.	2,685,195	3.0
Taiwan Semiconductor Manufacturing Co., Ltd.	2,613,107	2.9
Commercial Bank QSC	2,600,950	2.9
Emaar Properties PJSC	2,496,542	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2017*

Industry	% of Net Assets
Banks	18.1%
Diversified Telecommunication Services	11.6
Oil, Gas & Consumable Fuels	6.2
Transportation Infrastructure	6.1
Real Estate Management & Development	5.0
Semiconductors & Semiconductor Equipment	4.1
Wireless Telecommunication Services	4.1
Automobiles	3.5
Chemicals	3.3
Technology Hardware, Storage & Peripherals	3.0
Internet Software & Services	3.0
Food Products	3.0
Diversified Financial Services	2.8
Pharmaceuticals	2.4
Electronic Equipment, Instruments & Components	2.3
Household Durables	2.3
Construction & Engineering	2.2
IT Services	1.8
Health Care Providers & Services	1.5
Tobacco	1.5

Industry	% of Net Assets
Marine	1.4%
Personal Products	1.4
Electric Utilities	1.1
Media	1.1
Textiles, Apparel & Luxury Goods	1.0
Airlines	0.9
Gas Utilities	0.8
Water Utilities	0.8
Commercial Services & Supplies	0.4
Software	0.4
Industrial Conglomerates	0.3
Life Sciences Tools & Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Electrical Equipment	0.2
Specialty Retail	0.2
Thrifts & Mortgage Finance	0.2
Machinery	0.1
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(0.1)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

State Street Disciplined Emerging Markets Equity Fund	15

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.7%
Brazil - 1.0%
Braskem SA Class A, Preference Shares	23,100	$240,059
Itausa - Investimentos Itau SA Preference Shares	124,500	401,794
Smiles SA	10,900	216,248

		858,101

Chile - 1.3%
Banco de Chile	1,739,202	210,468
Engie Energia Chile SA	560,958	975,425

		1,185,893

China - 17.9%
Best Pacific International Holdings, Ltd.	132,000	101,514
China Communications Services Corp., Ltd. Class H	2,762,000	1,846,575
China Mobile, Ltd.	213,200	2,350,915
China Railway Construction Corp., Ltd. Class H	1,377,000	1,947,656
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,914,200	1,334,015
Guangzhou Automobile Group Co., Ltd. Class H	1,116,000	1,871,764
Industrial & Commercial Bank of China, Ltd. Class H	891,000	584,213
Jiangsu Expressway Co., Ltd. Class H	526,000	693,844
Shanghai Electric Group Co., Ltd. Class H (a)(b)	392,000	202,996
Tencent Holdings, Ltd.	100,700	2,685,195
Wuxi Little Swan Co., Ltd. Class B	358,150	1,245,675
Zhejiang Expressway Co., Ltd. Class H	1,022,000	1,149,321

		16,013,683

Czech Republic - 3.4%
O2 Czech Republic A/S	218,197	2,335,446
Pegas Nonwovens SA	12,924	423,099
Philip Morris CR A/S	615	320,666

		3,079,211

Egypt - 0.5%
Commercial International Bank Egypt SAE	97,378	441,644

Greece - 0.7%
Aegean Airlines SA	42,381	296,778
Motor Oil Hellas Corinth Refineries SA	20,381	315,238

		612,016

Security Description	Shares	Value
Hong Kong - 0.4%
Kingboard Laminates Holdings, Ltd.	339,000	$379,922

Hungary - 3.5%
Magyar Telekom Telecommunications PLC	274,371	462,157
OTP Bank PLC	15,455	448,933
Richter Gedeon Nyrt	98,428	2,183,074

		3,094,164

India - 11.2%
Akzo Nobel India, Ltd.	9,099	205,863
Bajaj Auto, Ltd.	24,399	1,007,831
Bharat Petroleum Corp., Ltd.	195,170	1,960,073
Divi’s Laboratories, Ltd.	27,017	307,288
Finolex Industries, Ltd.	32,187	259,402
Indiabulls Housing Finance, Ltd.	12,776	166,846
Indraprastha Gas, Ltd.	45,228	707,141
Infosys, Ltd.	92,589	1,404,959
Jagran Prakashan, Ltd. (b)	122,782	342,662
Marico, Ltd.	300,646	1,267,135
Mphasis, Ltd.	18,533	165,306
Reliance Industries, Ltd.	76,224	1,414,432
Vardhman Textiles, Ltd.	17,448	347,580
Zee Entertainment Enterprises, Ltd.	54,763	418,158

		9,974,676

Indonesia - 5.0%
Bank Central Asia Tbk PT	168,000	194,631
Bank Rakyat Indonesia Persero Tbk PT	500,500	448,484
Bank Tabungan Negara Persero Tbk PT	8,854,900	1,420,927
Telekomunikasi Indonesia Persero Tbk PT	8,360,100	2,413,496

		4,477,538

Malaysia - 7.2%
IGB Real Estate Investment Trust	726,500	271,620
IHH Healthcare Bhd	672,200	909,892
Malayan Banking Bhd	257,838	499,416
MISC Bhd	624,700	1,043,981
Padini Holdings Bhd	291,500	183,172
PPB Group Bhd	115,700	431,009
Public Bank Bhd	437,500	1,966,779
Scientex Bhd	679,600	1,121,952

		6,427,821

Philippines - 5.8%
Cebu Air, Inc.	253,180	463,857
Filinvest Land, Inc.	11,039,000	362,727
Globe Telecom, Inc.	23,045	838,918
JG Summit Holdings, Inc.	189,970	293,949

See accompanying notes to financial statements.

16	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Manila Water Co., Inc.	1,208,700	$735,354
Metro Pacific Investments Corp.	18,346,500	2,484,441

		5,179,246

Poland - 2.6%
Asseco Poland SA	26,217	361,111
Netia SA	87,832	97,215
Neuca SA	4,749	466,706
Polski Koncern Naftowy Orlen SA	46,208	1,070,627
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	286,100

		2,281,759

Qatar - 6.2%
Commercial Bank QSC	305,511	2,600,950
Qatar National Bank SAQ	70,389	2,918,941

		5,519,891

South Korea - 6.1%
KT Corp.	37,304	1,004,561
KT&G Corp.	11,030	999,845
Samsung Electronics Co., Ltd.	1,033	1,755,849
Samsung Electronics Co., Ltd. Preference Shares	716	947,279
Woori Bank (b)	64,325	756,597

		5,464,131

Taiwan - 12.6%
Chunghwa Telecom Co., Ltd.	667,000	2,214,396
E.Sun Financial Holding Co., Ltd.	904,800	549,238
Formosa Plastics Corp.	367,000	1,106,131
Greatek Electronics, Inc.	212,000	287,741
Hon Hai Precision Industry Co., Ltd.	421,651	1,228,303
ITEQ Corp.	337,000	459,044
Powertech Technology, Inc.	272,000	789,702
Sampo Corp.	799,000	486,315
Syncmold Enterprise Corp.	53,000	106,781
Taiwan Semiconductor Manufacturing Co., Ltd.	424,782	2,613,107
Taiwan Shin Kong Security Co., Ltd.	288,000	372,614
Ttet Union Corp.	65,000	183,638
Uni-President Enterprises Corp.	185,960	330,477
Wisdom Marine Lines Co., Ltd. (b)	219,000	239,504
Zeng Hsing Industrial Co., Ltd.	55,000	283,741

		11,250,732

Thailand - 8.4%
Advanced Info Service PCL	90,200	431,548
Airports of Thailand PCL	2,032,000	2,255,805
GFPT PCL	1,324,300	584,270
Krung Thai Bank PCL	3,984,600	2,237,417

Security Description	Shares		Value
Thai Oil PCL		206,300	$444,746
Thai Vegetable Oil PCL		958,000	1,056,653
Thanachart Capital PCL		379,300	527,024

			7,537,463

Turkey - 0.3%
Tofas Turk Otomobil Fabrikasi A/S		39,360	293,975

United Arab Emirates - 4.6%
Aldar Properties PJSC		2,505,811	1,637,562
Emaar Properties PJSC		1,230,678	2,496,542

			4,134,104

Total Common Stocks (Cost $69,016,850)			88,205,970

	Principal Amount

Convertible Foreign Bond - 0.0% (c)
Oman - 0.0% (c)
Bank Muscat SAOG 3.50%, 3/19/2018 (Cost $0)	OMR	46,703	12,127

	Shares

Rights - 0.0% (c)
Brazil - 0.0% (c)
Itausa - Investimentos Itau SA (expiring 03/31/17) (b) (Cost $0)		2,040	2,584

Short-Term Investment - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (d)(e) (Cost $1,278,169)		1,278,169	1,278,169

Total Investments - 100.1% (Cost $70,295,019)			89,498,850

Liabilities in Excess of Other Assets - (0.1)%			(81,759)

Net Assets - 100.0%			$89,417,091

(a)	All or a portion of the shares of the security are on loan at February 28, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2017.
OMR	Omani Rial

See accompanying notes to financial statements.

State Street Disciplined Emerging Markets Equity Fund	17

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

At February 28, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index (long)	03/17/2017	23	$1,070,420	$46,880

During the period ended February 28, 2017, average notional value related to futures contracts was $2,565,816 or 3% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Brazil	$858,101	$—	$—	$858,101
Chile	1,185,893	—	—	1,185,893
China	16,013,683	—	—	16,013,683
Czech Republic	3,079,211	—	—	3,079,211
Egypt	441,644	—	—	441,644
Greece	612,016	—	—	612,016
Hong Kong	379,922	—	—	379,922
Hungary	3,094,164	—	—	3,094,164
India	9,974,676	—	—	9,974,676
Indonesia	4,477,538	—	—	4,477,538
Malaysia	6,427,821	—	—	6,427,821
Philippines	5,179,246	—	—	5,179,246
Poland	2,281,759	—	—	2,281,759
Qatar	5,519,891	—	—	5,519,891
South Korea	5,464,131	—	—	5,464,131
Taiwan	11,250,732	—	—	11,250,732
Thailand	—	7,537,463	—	7,537,463
Turkey	293,975	—	—	293,975
United Arab Emirates	4,134,104	—	—	4,134,104
Convertible Foreign Bond
Oman	—	12,127	—	12,127
Rights
Brazil	—	2,584	—	2,584
Short-Term Investment	1,278,169	—	—	1,278,169

Total Investments	$81,946,676	$7,552,174	$—	$89,498,850

Other Financial Instruments:
Futures Contracts (a)	46,880	—	—	46,880

Total Investments and Other Financial Instruments	$81,993,556	$7,552,174	$—	$89,545,730

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

18	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 2/28/17	Value at 2/28/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,907,188	$1,907,188	15,592,359	16,221,378	1,278,169	$1,278,169	$3,226
State Street Navigator Securities Lending Government Money Market Portfolio*	554,832	554,832	79,184	634,016	—	—	228

Total		$2,462,020				$1,278,169	$3,454

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

State Street Disciplined Emerging Markets Equity Fund	19

SSGA International Stock Selection Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2017

Description	Market Value	% of Net Assets
Sanofi	$6,641,373	2.2
Toyota Motor Corp.	6,249,139	2.1
BASF SE	6,244,709	2.1
Bayer AG	5,972,015	2.0
Rio Tinto PLC	5,781,355	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2017*

Industry	% of Net Assets
Banks	10.0%
Pharmaceuticals	7.6
Automobiles	6.6
Insurance	6.4
Food Products	5.5
Metals & Mining	4.1
Oil, Gas & Consumable Fuels	3.6
Trading Companies & Distributors	3.3
Electrical Equipment	3.2
Real Estate Investment Trusts (REITs)	3.2
Food & Staples Retailing	2.9
Diversified Telecommunication Services	2.8
Paper & Forest Products	2.6
Building Products	2.3
Capital Markets	2.2
Household Durables	2.2
Chemicals	2.1
Electric Utilities	2.0
Construction & Engineering	1.8
Semiconductors & Semiconductor Equipment	1.8
Airlines	1.6
Hotels, Restaurants & Leisure	1.6
Wireless Telecommunication Services	1.6
IT Services	1.3
Life Sciences Tools & Services	1.3

Industry	% of Net Assets
Air Freight & Logistics	1.2%
Construction Materials	1.1
Multi-Utilities	1.1
Commercial Services & Supplies	1.0
Gas Utilities	1.0
Tobacco	0.8
Auto Components	0.7
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	0.6
Machinery	0.6
Professional Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Household Products	0.4
Internet & Catalog Retail	0.4
Health Care Equipment & Supplies	0.3
Road & Rail	0.3
Biotechnology	0.2
Diversified Financial Services	0.2
Health Care Providers & Services	0.2
Media	0.2
Personal Products	0.2
Short-Term Investment	2.6
Other Assets in Excess of Liabilities	0.8

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

20	SSGA International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 96.6%
Australia - 7.1%
Asaleo Care, Ltd.	524,361	$661,335
Aurizon Holdings, Ltd.	242,930	953,623
CSR, Ltd.	1,025,801	3,287,493
Downer EDI, Ltd.	571,080	3,078,065
Fortescue Metals Group, Ltd.	355,077	1,804,935
Mirvac Group REIT	890,202	1,467,414
Qantas Airways, Ltd.	1,645,301	4,730,446
Scentre Group REIT	511,583	1,710,126
Stockland REIT	432,428	1,564,881
Suncorp Group, Ltd.	203,381	2,069,221

		21,327,539

Denmark - 2.5%
Danske Bank A/S	69,942	2,334,440
TDC A/S (a)	140,348	755,259
Vestas Wind Systems A/S	58,630	4,349,091

		7,438,790

Finland - 1.0%
Stora Enso Oyj Class R	196,152	2,107,126
UPM-Kymmene Oyj	42,814	1,017,360

		3,124,486

France - 8.9%
AXA SA	84,428	1,991,895
Cie de Saint-Gobain	51,613	2,473,121
Cie Generale des Etablissements Michelin	14,221	1,597,720
CNP Assurances	30,587	566,581
Eurazeo SA	10,378	640,976
Natixis SA	231,472	1,263,135
Peugeot SA (a)	151,912	2,890,402
Renault SA	14,208	1,259,999
Sanofi	77,081	6,641,373
Societe Generale SA	104,135	4,623,535
TOTAL SA	53,247	2,654,083

		26,602,820

Germany - 7.1%
BASF SE	67,060	6,244,709
Bayer AG	54,308	5,972,015
Deutsche Post AG	77,412	2,655,081
METRO AG	140,781	4,364,679
Suedzucker AG	87,439	2,232,451

		21,468,935

Hong Kong - 4.2%
BOC Hong Kong Holdings, Ltd.	388,500	1,536,404
CLP Holdings, Ltd.	60,000	610,210
Link REIT	666,000	4,594,198
SJM Holdings, Ltd.	753,000	617,889

Security Description	Shares	Value
WH Group, Ltd. (b)	5,861,000	$4,582,858
Xinyi Glass Holdings, Ltd.	722,000	654,766

		12,596,325

Ireland - 0.4%
Experian PLC	61,417	1,217,063

Italy - 0.4%
A2A SpA	894,875	1,242,867

Japan - 23.2%
Alfresa Holdings Corp.	34,100	613,736
Aozora Bank, Ltd.	304,000	1,139,205
Asahi Glass Co., Ltd.	537,000	4,387,966
Chubu Electric Power Co., Inc.	44,500	586,230
Daiichi Sankyo Co., Ltd.	176,100	4,013,566
Fujitsu, Ltd.	521,000	3,026,897
Hanwa Co., Ltd.	135,000	968,534
Hazama Ando Corp.	83,800	607,176
Heiwado Co., Ltd.	28,500	683,675
Honda Motor Co., Ltd.	153,200	4,757,798
Hoya Corp.	17,500	791,936
Iida Group Holdings Co., Ltd.	209,000	3,534,648
KDDI Corp.	184,300	4,821,378
Konica Minolta, Inc.	140,400	1,353,449
Marubeni Corp.	473,500	3,063,241
Mitsubishi Corp.	128,600	2,901,212
Mitsubishi UFJ Financial Group, Inc.	634,200	4,168,350
Nippon Electric Glass Co., Ltd.	193,000	1,199,110
Nippon Telegraph & Telephone Corp.	116,300	4,918,254
Rohm Co., Ltd.	35,300	2,281,170
Seiko Epson Corp.	27,300	610,663
Sojitz Corp.	1,156,800	2,996,384
Suzuki Motor Corp.	119,100	4,658,199
Tokyo Electron, Ltd.	17,300	1,726,227
Tokyo Gas Co., Ltd.	635,000	2,881,508
Toyota Motor Corp.	110,300	6,249,139
Ulvac, Inc.	17,000	750,545

		69,690,196

Netherlands - 4.2%
ASM International NV	13,578	690,170
ING Groep NV	381,217	5,256,252
Koninklijke Ahold Delhaize NV	184,284	3,916,321
PostNL NV (a)	209,832	915,414
Royal Dutch Shell PLC Class A	21,588	557,046
Royal Dutch Shell PLC Class B	44,843	1,209,410

		12,544,613

New Zealand - 1.1%
SKY Network Television, Ltd.	221,368	605,916
Spark New Zealand, Ltd.	992,496	2,566,473

		3,172,389

See accompanying notes to financial statements.

SSGA International Stock Selection Fund	21

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Norway - 2.9%
Austevoll Seafood ASA	101,717	$897,842
DNB ASA	278,904	4,574,378
Statoil ASA	180,209	3,189,958

		8,662,178

Portugal - 0.2%
EDP - Energias de Portugal SA	194,130	600,325

Singapore - 0.5%
Wilmar International, Ltd.	633,800	1,646,234

South Africa - 1.8%
Investec PLC	81,144	582,478
Mondi PLC	202,817	4,728,795

		5,311,273

Spain - 5.0%
ACS Actividades de Construccion y Servicios SA	151,295	4,748,339
Amadeus IT Group SA Class A	21,258	988,772
Endesa SA	58,730	1,250,281
Iberdrola SA	467,682	3,108,529
Mapfre SA	692,356	2,142,500
Repsol SA	193,995	2,877,255

		15,115,676

Sweden - 4.0%
Boliden AB	159,260	4,862,524
Husqvarna AB Class B	72,727	623,206
Skandinaviska Enskilda Banken AB Class A	295,080	3,376,882
Swedish Match AB	46,066	1,435,065
Volvo AB Class B	125,797	1,643,085

		11,940,762

Switzerland - 9.2%
ABB, Ltd.	234,538	5,305,624
Actelion, Ltd.	2,272	611,462
Lonza Group AG (a)	21,284	3,920,486
Nestle SA	41,772	3,088,137
Novartis AG	56,024	4,373,258
Roche Holding AG	7,838	1,909,652
Swiss Life Holding AG (a)	11,731	3,690,940
Swiss Re AG	54,198	4,845,901

		27,745,460

United Kingdom - 12.9%
3i Group PLC	504,866	4,313,199
ASOS PLC (a)	19,790	1,333,905
Carnival PLC	75,126	4,100,753
Centrica PLC	788,854	2,221,010
Direct Line Insurance Group PLC	902,980	3,848,790

Security Description	Shares	Value
Hays PLC	303,491	$613,083
Imperial Brands PLC	21,704	1,021,509
Kingfisher PLC	530,055	2,165,211
Man Group PLC	1,050,638	1,908,594
Persimmon PLC	89,773	2,295,848
Reckitt Benckiser Group PLC	12,635	1,146,229
Rio Tinto PLC	141,316	5,781,355
Spectris PLC	19,598	590,932
Standard Chartered PLC (a)	158,329	1,419,246
Subsea 7 SA (a)	122,910	1,737,322
Tate & Lyle PLC	474,882	4,384,075

		38,881,061

Total Common Stocks (Cost $278,696,440)		290,328,992

Short-Term Investment - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)(d) (Cost $7,988,029)	7,988,029	7,988,029

Total Investments - 99.2% (Cost $286,684,469)		298,317,021

Other Assets in Excess of Liabilities - 0.8%		2,311,216

Net Assets - 100.0%		$300,628,237

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.5% of net assets as of February 28, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2017.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

22	SSGA International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

At February 28, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	03/17/2017	87	$7,592,925	$(23,240)

During the period ended February 28, 2017, average notional value related to futures contracts was $4,749,843 or 2% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Australia	$21,327,539	$—	$—	$21,327,539
Denmark	7,438,790	—	—	7,438,790
Finland	3,124,486	—	—	3,124,486
France	26,602,820	—	—	26,602,820
Germany	21,468,935	—	—	21,468,935
Hong Kong	12,596,325	—	—	12,596,325
Ireland	1,217,063	—	—	1,217,063
Italy	1,242,867	—	—	1,242,867
Japan	69,690,196	—	—	69,690,196
Netherlands	12,544,613	—	—	12,544,613
New Zealand	3,172,389	—	—	3,172,389
Norway	8,662,178	—	—	8,662,178
Portugal	600,325	—	—	600,325
Singapore	1,646,234	—	—	1,646,234
South Africa	5,311,273	—	—	5,311,273
Spain	15,115,676	—	—	15,115,676
Sweden	11,940,762	—	—	11,940,762
Switzerland	27,745,460	—	—	27,745,460
United Kingdom	38,881,061	—	—	38,881,061
Short-Term Investment	7,988,029	—	—	7,988,029

Total Investments	$298,317,021	$—	$—	$298,317,021

Liabilities:

Other Financial Instruments:
Futures Contracts (a)	(23,240)	—	—	(23,240)

Total Other Financial Instruments	$(23,240)	$—	$—	$(23,240)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 2/28/17	Value at 2/28/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,958,456	$3,958,456	23,153,730	19,124,157	7,988,029	$7,988,029	$7,941
State Street Navigator Securities Lending Government Money Market Portfolio*	2,366,898	2,366,898	22,798,946	25,165,844	—	—	20,615

Total		$6,325,354				$7,988,029	$28,556

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SSGA International Stock Selection Fund	23

SSGA High Yield Bond Fund

Portfolio Statistics (Unaudited)

Top Five Holdings — as of February 28, 2017

Description	Market Value	% of Net Assets
HCA Holdings, Inc. 6.25% 02/15/2021	$869,000	1.2
Sprint Corp. 7.88% 09/15/2023	831,075	1.1
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88% 04/01/2024	812,955	1.1
Frontier Communications Corp. 10.50% 09/15/2022	769,378	1.0
T-Mobile USA, Inc. 6.63% 04/28/2021	762,320	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown — as of February 28, 2017*

Industry	% of Net Assets
Oil & Gas	11.8%
Telecommunications	9.4
Media	7.0
Health Care Services	7.0
Commercial Services	4.8
Diversified Financial Services	4.0
Mining	3.8
Retail	3.8
Packaging & Containers	3.6
Chemicals	2.8
Food	2.5
Pipelines	2.5
Electric	2.4
IT Services	1.8
Banks	1.8
Iron/Steel	1.7
Pharmaceuticals	1.7
Entertainment	1.7
Home Builders	1.4
Software	1.4
Construction Materials	1.3
Lodging	1.3
Transportation	1.2
Household Products & Wares	1.1
Distribution & Wholesale	1.0
Auto Parts & Equipment	1.0
Internet	0.9

Industry	% of Net Assets
Aerospace & Defense	0.8%
Real Estate Investment Trusts	0.8
Coal	0.7
Health Care Products	0.6
Housewares	0.6
Advertising	0.5
Semiconductors	0.5
Oil & Gas Services	0.4
Home Furnishings	0.4
Metal Fabricate & Hardware	0.4
Household Products	0.3
Gas	0.3
Insurance	0.3
Miscellaneous Manufacturer	0.3
Holding Companies-Divers	0.3
Electrical Components & Equipment	0.3
Environmental Control	0.3
Leisure Time	0.3
Apparel	0.3
Shipbuilding	0.2
Trucking & Leasing	0.2
Engineering & Construction	0.2
Short-Term Investment	5.4
Other Assets in Excess of Liabilities	0.9

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

24	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments — February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 93.7%
Barbados - 0.3%
Columbus Cable Barbados, Ltd. 7.38%, 3/30/2021 (a)	$200,000	$212,576

Bermuda - 1.1%
Aircastle, Ltd. 5.00%, 4/1/2023	200,000	210,250
Fly Leasing, Ltd. 6.75%, 12/15/2020	225,000	235,969
Weatherford International, Ltd. 8.25%, 6/15/2023	300,000	324,750

		770,969

Canada - 2.8%
Bombardier, Inc. 7.50%, 3/15/2025 (a)	225,000	234,000
Cenovus Energy, Inc. 5.70%, 10/15/2019	325,000	348,887
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	95,000	103,788
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	150,000	146,625
7.00%, 3/31/2024 (a)	275,000	247,500
Precision Drilling Corp. 7.75%, 12/15/2023 (a)	250,000	269,375
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	243,700
6.25%, 7/15/2041	175,000	181,353
8.00%, 6/1/2021 (a)	225,000	250,312

		2,025,540

Cayman Islands - 1.0%
Transocean, Inc.:
6.80%, 3/15/2038	225,000	184,500
9.00%, 7/15/2023 (a)	350,000	376,250
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	200,000	204,500

		765,250

France - 0.8%
SFR Group SA:
6.00%, 5/15/2022 (a)	300,000	310,410
7.38%, 5/1/2026 (a)	267,000	276,692

		587,102

Germany - 0.2%
Deutsche Bank AG 4.50%, 4/1/2025	150,000	143,400

Security Description	Principal Amount	Value
Ireland - 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.: 3 Month USD LIBOR + 3.00%, 3.96%, 12/15/2019 (a)(b)	$35,811	$36,527
6.00%, 2/15/2025 (a)	400,000	409,000
7.25%, 5/15/2024 (a)	200,000	218,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	600,000	552,000
Park Aerospace Holdings, Ltd. 5.50%, 2/15/2024 (a)	120,000	125,424

		1,340,951

Luxembourg - 3.7%
Altice Financing SA 7.50%, 5/15/2026 (a)	285,000	305,663
Altice Finco SA 8.13%, 1/15/2024 (a)	450,000	481,500
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	450,500
ArcelorMittal:
7.00%, 2/25/2022	250,000	285,000
7.75%, 10/15/2039	250,000	289,375
ARD Finance SA PIK, 7.13%, 9/15/2023 (a)	200,000	208,260
Coveris Holdings SA 7.88%, 11/1/2019 (a)	300,000	296,250
INEOS Group Holdings SA:
5.63%, 8/1/2024 (a)	72,000	73,224
5.88%, 2/15/2019 (a)	160,000	162,352
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 4/15/2020 (a)	200,000	201,500

		2,753,624

Netherlands - 1.4%
DPx Holdings B.V. 7.50%, 2/1/2022 (a)	210,000	222,075
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	200,000	213,000
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	323,000	343,995
VTR Finance B.V. 6.88%, 1/15/2024 (a)	250,000	263,125

		1,042,195

Sweden - 0.3%
Perstorp Holding AB 11.00%, 9/30/2021 (a)	200,000	205,000

See accompanying notes to financial statements.

SSGA High Yield Bond Fund	25

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value

United Kingdom - 4.0%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	$345,000	$344,344
Anglo American Capital PLC 4.88%, 5/14/2025 (a)	375,000	389,062
CEVA Group PLC 7.00%, 3/1/2021 (a)	285,000	253,650
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	211,000	205,198
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	125,000	125,000
International Game Technology PLC 6.25%, 2/15/2022 (a)	600,000	648,000
Noble Holding International, Ltd. 7.75%, 1/15/2024	380,000	368,600
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 2.50%, 7.65%, 9/30/2031 (b)(c)	150,000	173,715
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	450,000	470,250

		2,977,819

United States - 76.3%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	251,000	266,060
ADT Corp. 3.50%, 7/15/2022	400,000	378,520
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	210,000	214,326
AECOM 5.88%, 10/15/2024	109,000	119,083
AES Corp.:
3 Month USD LIBOR + 3.00%, 4.05%, 6/1/2019 (b)	114,000	114,285
4.88%, 5/15/2023	250,000	247,625
6.00%, 5/15/2026	80,000	82,400
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	150,000	139,500
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	200,000	217,500
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	140,000	142,450
Ally Financial, Inc.:
4.13%, 2/13/2022	50,000	51,000
5.75%, 11/20/2025	425,000	446,250
8.00%, 11/1/2031	250,000	306,250
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	220,000	226,600
American Greetings Corp. 7.88%, 2/15/2025 (a)	200,000	209,440
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	210,000	213,544

Security Description	Principal Amount	Value
Antero Resources Corp. 5.63%, 6/1/2023	$445,000	$449,450
Arconic, Inc.:
5.13%, 10/1/2024	175,000	181,213
5.95%, 2/1/2037	250,000	255,000
6.15%, 8/15/2020	100,000	109,875
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	225,000	220,500
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	250,000	260,200
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	238,500
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023	300,000	323,640
Berry Plastics Corp. 5.13%, 7/15/2023	150,000	154,320
BI-LO LLC/BI-LO Finance Corp. 9.25%, 2/15/2019 (a)	125,000	105,156
Block Communications, Inc. 6.88%, 2/15/2025 (a)	125,000	131,650
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	75,000	89,625
Boyd Gaming Corp. 6.38%, 4/1/2026	275,000	296,670
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	265,000	271,625
BWAY Holding Co. 9.13%, 8/15/2021 (a)	225,000	243,562
California Resources Corp. 8.00%, 12/15/2022 (a)	200,000	170,500
Calpine Corp. 5.38%, 1/15/2023	460,000	463,450
Carlson Travel, Inc. 9.50%, 12/15/2024 (a)	200,000	213,000
CBS Radio, Inc. 7.25%, 11/1/2024 (a)	100,000	106,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 2/15/2026 (a)	155,000	165,753
5.88%, 4/1/2024 (a)	758,000	812,955
Centene Corp.:
4.75%, 1/15/2025	225,000	230,917
5.63%, 2/15/2021	308,000	323,400
Central Garden & Pet Co. 6.13%, 11/15/2023	250,000	267,500
CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	300,000	321,750
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	300,000	308,430
CF Industries, Inc.:
3.45%, 6/1/2023	150,000	139,875
4.95%, 6/1/2043	150,000	131,070

See accompanying notes to financial statements.

26	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	$265,000	$273,692
Chesapeake Energy Corp.:
6.63%, 8/15/2020	100,000	99,250
8.00%, 12/15/2022 (a)	357,000	376,492
8.00%, 1/15/2025 (a)	70,000	69,188
CIT Group, Inc.:
3.88%, 2/19/2019	530,000	542,243
5.25%, 3/15/2018	200,000	206,240
Cliffs Natural Resources, Inc. 5.75%, 3/1/2025 (a)	290,000	284,925
Concho Resources, Inc. 4.38%, 1/15/2025	285,000	289,275
CONSOL Energy, Inc. 5.88%, 4/15/2022	275,000	268,125
Continental Resources, Inc. 5.00%, 9/15/2022	425,000	432,182
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	300,000	311,250
CSC Holdings LLC 10.13%, 1/15/2023 (a)	550,000	636,625
DaVita, Inc. 5.00%, 5/1/2025	395,000	396,461
DCP Midstream Operating L.P.:
2.50%, 12/1/2017	150,000	150,000
3.88%, 3/15/2023	150,000	144,750
Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	275,000	296,312
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (a)	375,000	396,094
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	150,000	112,020
Diamondback Energy, Inc. 4.75%, 11/1/2024 (a)	165,000	165,000
Diebold, Inc. 8.50%, 4/15/2024	333,000	365,884
DISH DBS Corp.:
5.88%, 11/15/2024	285,000	302,812
7.75%, 7/1/2026	235,000	274,362
Dynegy, Inc.:
7.38%, 11/1/2022	150,000	147,000
7.63%, 11/1/2024	250,000	237,500
8.00%, 1/15/2025 (a)	200,000	190,000
Eldorado Resorts, Inc. 7.00%, 8/1/2023	181,000	192,313
EMC Corp. 3.38%, 6/1/2023	350,000	334,005
Energy Transfer Equity L.P. 7.50%, 10/15/2020	150,000	168,938

Security Description	Principal Amount	Value
Ensco PLC:
5.75%, 10/1/2044	$125,000	$97,500
8.00%, 1/31/2024 (a)	41,000	42,076
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	340,000	360,400
EP Energy LLC/Everest Acquisition Finance, Inc.:
8.00%, 2/15/2025 (a)	170,000	165,750
9.38%, 5/1/2020	125,000	122,188
Equinix, Inc. 5.38%, 1/1/2022	275,000	289,795
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a)	173,873	185,175
First Data Corp. 7.00%, 12/1/2023 (a)	430,000	461,175
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	200,000	203,500
Florida East Coast Holdings Corp. 9.75%, 5/1/2020 (a)	145,000	150,438
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	125,000	124,063
3.55%, 3/1/2022	300,000	278,070
5.45%, 3/15/2043	250,000	213,750
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	204,000	169,958
Frontier Communications Corp. 10.50%, 9/15/2022	740,000	769,378
GameStop Corp. 6.75%, 3/15/2021 (a)	300,000	308,250
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	225,000	233,730
Group 1 Automotive, Inc. 5.00%, 6/1/2022	350,000	359,625
Halcon Resources Corp. 6.75%, 2/15/2025 (a)	195,000	193,050
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	212,000	210,156
HCA Holdings, Inc. 6.25%, 2/15/2021	800,000	869,000
HCA, Inc.:
4.25%, 10/15/2019	300,000	312,000
4.75%, 5/1/2023	150,000	157,125
HD Supply, Inc. 5.75%, 4/15/2024 (a)	200,000	211,000
Hexion, Inc.:
10.00%, 4/15/2020	200,000	202,620
10.38%, 2/1/2022 (a)	170,000	175,100
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.75%, 10/1/2025 (a)	100,000	100,000
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	200,000	209,000

See accompanying notes to financial statements.

SSGA High Yield Bond Fund	27

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value

Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	$150,000	$157,290
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	250,000	255,300
6.00%, 8/1/2020	300,000	312,000
6.25%, 2/1/2022 (a)	140,000	144,200
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	175,000	179,813
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	190,000	204,488
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	150,000	154,500
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	219,000	245,280
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	200,000	204,940
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	305,000	311,496
L Brands, Inc.:
6.88%, 11/1/2035	480,000	461,424
7.00%, 5/1/2020	200,000	219,500
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	160,000	162,000
Lennar Corp.:
4.50%, 6/15/2019	150,000	154,125
4.50%, 11/15/2019	200,000	206,375
Level 3 Financing, Inc. 5.38%, 1/15/2024	575,000	588,685
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	230,000	236,900
Live Nation Entertainment, Inc.:
4.88%, 11/1/2024 (a)	135,000	134,663
5.38%, 6/15/2022 (a)	250,000	260,625
LMI Aerospace, Inc. 7.38%, 7/15/2019	225,000	229,219
Match Group, Inc. 6.38%, 6/1/2024	375,000	404,531
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	150,000	151,125
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	376,424
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	59,000	62,393
MGM Resorts International:
6.63%, 12/15/2021	300,000	335,250
6.75%, 10/1/2020	100,000	109,780
7.75%, 3/15/2022	125,000	145,313

Security Description	Principal Amount	Value
Midcontinent Communications & Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	$100,000	$107,563
Molina Healthcare, Inc. 5.38%, 11/15/2022	300,000	309,187
Monitronics International, Inc. 9.13%, 4/1/2020	250,000	248,750
MPG Holdco I, Inc. 7.38%, 10/15/2022	155,000	166,780
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	368,000	395,600
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	35,000	35,263
MSCI, Inc. 5.25%, 11/15/2024 (a)	250,000	263,125
Murphy Oil Corp. 6.88%, 8/15/2024	330,000	352,275
Nature’s Bounty Co. 7.63%, 5/15/2021 (a)	463,000	487,909
Navient Corp.:
7.25%, 9/25/2023	275,000	281,359
Series MTN, 8.00%, 3/25/2020	300,000	324,390
NCR Corp. 5.88%, 12/15/2021	200,000	209,500
NES Rentals Holdings, Inc. 7.88%, 5/1/2018 (a)	275,000	277,750
Netflix, Inc. 5.50%, 2/15/2022	125,000	133,125
Newfield Exploration Co.:
5.38%, 1/1/2026	75,000	78,188
5.75%, 1/30/2022	300,000	319,500
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022 (a)	250,000	261,406
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (a)	230,000	242,075
Novelis Corp.:
5.88%, 9/30/2026 (a)	150,000	154,500
6.25%, 8/15/2024 (a)	135,000	142,466
NRG Energy, Inc.:
6.25%, 7/15/2022	200,000	202,500
6.25%, 5/1/2024	50,000	50,125
Oasis Petroleum, Inc. 6.88%, 3/15/2022	300,000	305,250
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	175,000	182,875
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/2024	250,000	261,787
5.88%, 3/15/2025	125,000	131,250
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	107,000

See accompanying notes to financial statements.

28	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value

Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a)	$215,000	$217,688
PDC Energy, Inc. 6.13%, 9/15/2024 (a)	225,000	232,312
Peabody Securities Finance Corp. 6.38%, 3/31/2025 (a)	225,000	228,938
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	200,000	203,000
5.75%, 10/1/2022	200,000	207,000
PetSmart, Inc. 7.13%, 3/15/2023 (a)	228,000	223,166
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	199,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.88%, 1/15/2024	283,000	299,272
Plantronics, Inc. 5.50%, 5/31/2023 (a)	192,000	194,976
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	332,000	346,110
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	265,000	268,975
PQ Corp. 6.75%, 11/15/2022 (a)	190,000	205,200
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	200,000	211,500
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (a)	233,000	236,495
Qualitytech L.P./QTS Finance Corp. 5.88%, 8/1/2022	200,000	207,500
Revlon Consumer Products Corp. 5.75%, 2/15/2021	250,000	251,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	100,000	102,630
6.88%, 2/15/2021	220,366	226,426
7.00%, 7/15/2024 (a)	133,000	142,643
Rice Energy, Inc.:
6.25%, 5/1/2022	210,000	214,599
7.25%, 5/1/2023	50,000	52,625
Rowan Cos., Inc. 7.38%, 6/15/2025	130,000	134,875
RR Donnelley & Sons Co. 7.88%, 3/15/2021	250,000	268,750
RSP Permian, Inc. 6.63%, 10/1/2022	265,000	281,562
Scotts Miracle-Gro Co. 6.00%, 10/15/2023	190,000	200,925
Sealed Air Corp. 4.88%, 12/1/2022 (a)	300,000	309,750

Security Description	Principal Amount	Value
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	$285,000	$289,275
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	250,000	255,000
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	575,000	612,375
SM Energy Co. 6.75%, 9/15/2026	255,000	258,825
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	200,000	218,000
Sprint Corp.:
7.25%, 9/15/2021	375,000	408,750
7.88%, 9/15/2023	750,000	831,075
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	425,000	442,000
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	225,000	239,062
Steel Dynamics, Inc. 5.13%, 10/1/2021	160,000	165,200
Sunoco L.P./Sunoco Finance Corp. 6.38%, 4/1/2023	346,000	349,460
T-Mobile USA, Inc.:
6.00%, 3/1/2023	275,000	290,812
6.63%, 4/28/2021	733,000	762,320
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	300,000	305,250
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	305,000	302,712
Tempur Sealy International, Inc. 5.63%, 10/15/2023	300,000	303,000
Tenet Healthcare Corp.:
5.00%, 3/1/2019	375,000	374,550
6.88%, 11/15/2031	400,000	341,000
7.50%, 1/1/2022 (a)	435,000	469,800
Tenneco, Inc.:
5.00%, 7/15/2026	50,000	50,156
5.38%, 12/15/2024	150,000	156,750
Tesoro Corp. 5.13%, 12/15/2026 (a)	290,000	306,675
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	400,000	428,000
Toll Brothers Finance Corp. 4.88%, 11/15/2025	300,000	304,312
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	200,000	204,000
Tribune Media Co. 5.88%, 7/15/2022	225,000	229,500

See accompanying notes to financial statements.

SSGA High Yield Bond Fund	29

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value

United Rentals North America, Inc.:
4.63%, 7/15/2023	$100,000	$102,400
5.50%, 7/15/2025	175,000	184,188
6.13%, 6/15/2023	250,000	263,125
US Concrete, Inc. 6.38%, 6/1/2024	233,000	245,815
US Foods, Inc. 5.88%, 6/15/2024 (a)	357,000	373,065
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	275,000	282,040
VeriSign, Inc. 5.25%, 4/1/2025	150,000	155,820
Western Digital Corp. 7.38%, 4/1/2023 (a)	300,000	327,000
WhiteWave Foods Co. 5.38%, 10/1/2022	300,000	326,250
Whiting Petroleum Corp. 5.75%, 3/15/2021	275,000	273,625
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	250,000	262,825
William Lyon Homes, Inc. 5.88%, 1/31/2025 (a)	200,000	200,260
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	300,000	310,513
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	250,000	263,125
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	255,000	237,787
Yum! Brands, Inc. 5.35%, 11/1/2043	300,000	259,500

		56,269,855

Total Corporate Bonds & Notes (Cost $66,218,500)		69,094,281

Security Description	Shares	Value

Short-Term Investment - 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (d)(e) (Cost $3,989,509)	3,989,509	$3,989,509

Total Investments - 99.1% (Cost $70,208,009)		73,083,790

Other Assets in Excess of Liabilities - 0.9%		669,304

Net Assets - 100.0%		$73,753,094

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 45.0% of net assets as of February 28, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2017.
PIK	Payment in Kind

Centrally-Cleared Credit Default Swap Contracts
Credit Indicies
Reference Entity	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Value $	Upfront Premiums Received/ (Paid) $	Unrealized Appreciation/ (Depreciation) $
Protection Sold:
Markit CDX North American High Yield Index, Series 27	USD	2,475,000	5.00%	12/20/2021	$190,858	(146,287)	$44,571

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

During the period ended February 28, 2017, average notional value related to swap contracts was $2,996,429 or 4% of net assets.

See accompanying notes to financial statements.

30	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Corporate Bonds & Notes
Barbados	$—	$212,576	$—	$212,576
Bermuda	—	770,969	—	770,969
Canada	—	2,025,540	—	2,025,540
Cayman Islands	—	765,250	—	765,250
France	—	587,102	—	587,102
Germany	—	143,400	—	143,400
Ireland	—	1,340,951	—	1,340,951
Luxembourg	—	2,753,624	—	2,753,624
Netherlands	—	1,042,195	—	1,042,195
Sweden	—	205,000	—	205,000
United Kingdom	—	2,977,819	—	2,977,819
United States	—	56,269,855	—	56,269,855
Short-Term Investment	3,989,509	—	—	3,989,509

Total Investments	$3,989,509	$69,094,281	$—	$73,083,790

Other Financial Instruments:
Credit Default Swap Contracts (a)	—	44,571	—	44,571

Total Investments and Other Financial Instruments	$3,989,509	$69,138,852	$—	$73,128,361

(a)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 2/28/17	Value at 2/28/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,207,032	$6,207,032	18,481,498	20,699,021	3,989,509	$3,989,509	$11,772

Total		$6,207,032				$3,989,509	$11,772

See accompanying notes to financial statements.

SSGA High Yield Bond Fund	31

SSGA Funds

Statements of Assets and Liabilities — February 28, 2017 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Enhanced Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund

Assets
Investments in unaffiliated issuers, at value* (Note 2)	$31,637,868	$33,733,228	$88,220,681
Investments in affiliated issuers, at value (Note 2)	750,594	883,686	1,278,169
Total Investments	32,388,462	34,616,914	89,498,850
Foreign currency, at value	—	—	301,869
Cash at broker	9,903	46,200	46,000
Cash	79,300	26,393	—
Receivable from broker — variation margin on open futures contracts	—	—	8,387
Variation margin for open swap contracts	—	—	—
Receivable for investments sold	—	95,378	—
Receivable for fund shares sold	11,940	—	14,580
Dividends receivable — unaffiliated issuers (Note 2)	14,488	22,290	221,704
Interest receivable — unaffiliated issuers (Note 2)	—	—	1,605
Dividends receivable — affiliated issuers (Note 2)	482	599	1,090
Receivable from Adviser (Note 4)	23,172	23,591	43,087
Receivable for foreign taxes recoverable	—	—	308,522

Total assets	32,527,747	34,831,365	90,445,694

Liabilities
Payable upon return of securities loaned	224,677	—	—
Payable for investments purchased	—	—	—
Payable to broker — variation margin on open futures contracts	3,195	14,910	—
Payable for fund shares repurchased	78,594	4,479	278,185
Deferred foreign taxes payable	—	—	507,293
Advisory fee payable (Note 4)	19,060	12,397	51,874
Custodian fees payable (Note 4)	8,507	8,522	38,315
Administration fees payable (Note 4)	1,310	1,448	5,158
Shareholder servicing fee payable (Note 4)	1,752	93	1,277
Distribution fees payable (Note 4)	5,383	866	14,930
Transfer agent fees payable (Note 4)	35,952	24,518	50,504
Sub-transfer agent fee payable (Note 4)	4,486	1,607	4,394
Registration and filing fees payable	—	—	1,934
Professional fees payable	21,978	21,904	9,311
Printing and postage fees payable	7,485	5,804	62,594
Accrued expenses and other liabilities	3,035	19	2,834

Total liabilities	415,414	96,567	1,028,603

Net Assets	$32,112,333	$34,734,798	$89,417,091

Net Assets Consist of:
Paid-in Capital	$39,227,388	$26,606,314	$71,408,613
Undistributed (distribution in excess of) net investment income (loss)	60,713	36,569	150,116
Accumulated net realized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(12,414,862)	1,953,444	(825,872)
Net unrealized appreciation (depreciation) on:
Investments**	5,236,794	6,144,529	18,696,538
Foreign currency transactions	—	—	(59,184)
Futures contracts	2,300	(6,058)	46,880
Swap contracts	—	—	—

Net Assets	$32,112,333	$34,734,798	$89,417,091

See accompanying notes to financial statements.

32	Statements of Assets and Liabilities

SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$290,328,992	$69,094,281
7,988,029	3,989,509
298,317,021	73,083,790
646,007	—
365,400	119,126
—	—
120,167	—
—	1,400
—	112,333
280,753	211,176
551,279	—
—	1,133,884
3,858	5,283
58,435	13,562
803,653	—

301,146,573	74,680,554

—	—
—	805,828
—	—
134,706	7,160
—	—
173,935	16,862
33,632	8,157
11,915	3,114
3,609	719
39,767	8,091
49,856	32,536
4,187	1,578
7,721	5,281
22,341	28,396
33,893	9,491
2,774	247

518,336	927,460

$300,628,237	$73,753,094

$855,727,200	$76,736,204
357,041	(74,898)

(567,028,279)	(5,828,564)

11,632,552	2,875,781
(37,037)	—
(23,240)	—
—	44,571

$300,628,237	$73,753,094

See accompanying notes to financial statements.

Statements of Assets and Liabilities	33

SSGA Funds

Statements of Assets and Liabilities — February 28, 2017 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Enhanced Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund

Class N
Net assets	$30,020,439	$4,709,992	$85,686,922
Shares outstanding	660,720	304,481	11,446,478
Net asset value, offering and redemption price per share	$45.44	$15.47	$7.49
Class A
Net assets	$174,632	$155,253	$46,601
Shares outstanding	3,864	10,086	6,269
Net asset value, offering and redemption price per share	$45.19	$15.39	$7.43
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share	$47.69	$16.24	$7.84
Class I
Net assets	$1,905,096	$178,325	$1,301,805
Shares outstanding	41,995	11,608	174,077
Net asset value, offering and redemption price per share	$45.36	$15.36	$7.48
Class K
Net assets	$12,165.50	$29,691,228	$2,381,763
Shares outstanding	267.523	1,930,524	317,368
Net asset value, offering and redemption price per share	$45.47	$15.38	$7.50
Cost of Investments:
Investments in unaffiliated issuers	$26,401,074	$27,588,699	$69,016,850
Investments in affiliated issuers	750,594	883,686	1,278,169
Total cost of investments	$27,151,668	$28,472,385	$70,295,019
Foreign currency, at cost	$—	$—	$344,515

* Includes investments in securities on loan, at value	$1,886,719	$—	$49,582
** Includes deferred foreign taxes	$—	$—	$507,293

See accompanying notes to financial statements.

34	Statements of Assets and Liabilities

SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$221,918,457	$47,047,419
21,361,607	6,169,456
$10.39	$7.63

$5,879,263	$21,181
568,638	2,774
$10.34	$7.64
5.25%	3.75%
$10.91	$7.94

$494,209	$846,643
47,627	110,990
$10.38	$7.63

$72,336,308	$25,837,851
6,971,148	3,388,289
$10.38	$7.63

$278,696,440	$66,218,500
7,988,029	3,989,509
$286,684,469	$70,208,009
$646,063	$—

$—	$—
$—	$—

See accompanying notes to financial statements.

Statements of Assets and Liabilities	35

SSGA Funds

Statements of Operations — For the Six Months Ended February 28, 2017 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Enhanced Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund

Investment Income
Interest income — unaffiliated issuers (Note 2 and 4)	$—	$—	$12,296
Dividend income — unaffiliated issuers (Note 2)	227,638	316,268	775,465
Dividend income — affiliated issuers (Note 4)	1,133	1,563	3,226
Affiliated securities lending income — net (Note 4 and 8)	10,223	—	1,682
Foreign taxes withheld	—	—	(1,794)

Total investment income (loss)	238,994	317,831	790,875

Expenses
Advisory fees (Note 4)	121,915	81,929	364,427
Administration fees (Note 4)	8,357	9,373	25,143
Shareholder servicing fees
Class N	3,358	754	11,529
Distribution fees (Note 4)
Class N	34,343	6,790	105,084
Class A	217	194	70
Custodian fees (Note 4)	26,361	21,215	142,386
Trustees’ fees and expenses (Note 5)	12,417	12,429	13,365
Transfer agent fees (Note 4)	64,369	53,127	93,037
Sub-transfer agent fee (Note 4)
Class N	4	6	134
Class A	173	156	56
Class I	1,799	140	1,354
Registration and filing fees	30,004	32,371	39,378
Professional fees	18,835	18,972	25,752
Printing and postage fees	6,530	4,678	45,531
Interest expense (Note 9)	—	—	374
Miscellaneous expenses	3,134	1,573	4,826

Total expenses	331,816	243,707	872,446

Expenses waived/reimbursed by the Adviser (Note 4)	(153,546)	(144,431)	(267,219)

Net expenses	178,270	99,276	605,227

Net investment income (loss)	60,724	218,555	185,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	2,624,949	2,087,671	4,200,847
Foreign currency transactions	—	—	(51,369)
Futures contracts	2,927	98,156	232,060
Swap contracts	—	—	—

Net realized gain (loss)	2,627,876	2,185,827	4,381,538

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	1,044,689	1,991,080	(4,377,090)
Foreign currency transactions	—	—	(34,316)
Futures contracts	(244)	(30,362)	98,795
Swap contracts	—	—	—

Net change in unrealized appreciation/depreciation	1,044,445	1,960,718	(4,312,611)

Net realized and unrealized gain (loss)	3,672,321	4,146,545	68,927

Net Increase (Decrease) in Net Assets from Operations	$3,733,045	$4,365,100	$254,575

* Includes foreign capital gain taxes	$—	$—	$(17,660)

** Includes foreign deferred taxes	$—	$—	$(507,293)

See accompanying notes to financial statements.

36	Statements of Operations

SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$—	$2,265,982
3,245,799	—
7,941	11,772
33,993	—
(225,029)	—

3,062,704	2,277,754

1,108,727	115,859
74,947	19,701

25,540	5,010

249,844	56,368
3,084	29
97,852	24,685
15,607	12,965
93,869	60,404

46	3
2,467	23
413	354
30,206	29,897
30,576	27,362
24,239	6,981
932	—
5,027	1,364

1,763,376	361,005

(371,573)	(106,347)

1,391,803	254,658

1,670,901	2,023,096

2,550,443	662,820
(172,610)	—
252,723	—
—	157,120

2,630,556	819,940

11,972,482	415,528
(31,330)	—
(136,189)	—
—	(16,408)

11,804,963	399,120

14,435,519	1,219,060

$16,106,420	$3,242,156

$—	$—

$—	$—

See accompanying notes to financial statements.

Statements of Operations	37

SSGA Funds

Statements of Changes in Net Assets

	SSGA Dynamic Small Cap Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$60,724	$165,433
Net realized gain (loss)	2,627,876	449,269
Net change in unrealized appreciation/depreciation	1,044,445	2,348,772

Net increase (decrease) in net assets resulting from operations	3,733,045	2,963,474

Distributions to Shareholders from:
Net investment income
Class N	(62,612)	(158,415)
Class A	(328)	(417)
Class C	—	(114)
Class I	(4,267)	(13,632)
Class K	(49)	(94)

Total distributions from net investment income	(67,256)	(172,672)

From Beneficial Interest Transactions:
Class N
Shares sold	2,984,856	12,003,920
Reinvestment of distributions	60,202	140,099
Shares redeemed	(5,814,976)	(7,952,234)

Net increase (decrease) from capital share transactions	(2,769,918)	4,191,785

Class A
Shares sold	—	199,835
Reinvestment of distributions	289	340
Shares redeemed	(14,754)	(43,604)

Net increase (decrease) from capital share transactions	(14,465)	156,571

Class C
Shares sold	—	107,044
Reinvestment of distributions	—	72
Shares redeemed	—	(127,064)

Net increase (decrease) from capital share transactions	—	(19,948)

Class I
Shares sold	244,146	1,272,012
Reinvestment of distributions	4,200	13,412
Shares redeemed	(254,008)	(988,512)

Net increase (decrease) from capital share transactions	(5,662)	296,912

Net increase (decrease) in net assets from beneficial interest transactions	(2,790,045)	4,625,320

Net increase (decrease) in net assets during the period	875,744	7,416,122

Net assets at beginning of period	31,236,589	23,820,467

Net Assets at End of Period	$32,112,333	$31,236,589

Undistributed (distribution in excess of) net investment income (loss)	$60,713	$67,245

See accompanying notes to financial statements.

38	Statements of Changes in Net Assets

	SSGA Dynamic Small Cap Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Shares of Beneficial Interest:
Class N
Shares sold	68,451	327,548
Reinvestment of distributions	1,331	3,764
Shares redeemed	(132,075)	(212,319)

Net increase (decrease) from share transactions	(62,293)	118,993

Class A
Shares sold	—	5,092
Reinvestment of distributions	6	9
Shares redeemed	(338)	(1,173)

Net increase (decrease) from share transactions	(332)	3,928

Class C
Shares sold	—	2,912
Reinvestment of distributions	—	2
Shares redeemed	—	(3,182)

Net increase (decrease) from share transactions	—	(268)

Class I
Shares sold	5,663	34,355
Reinvestment of distributions	93	361
Shares redeemed	(5,774)	(27,125)

Net increase (decrease) from share transactions	(18)	7,591

See accompanying notes to financial statements.

Statements of Changes in Net Assets	39

SSGA Funds

Statements of Changes in Net Assets

	SSGA Enhanced Small Cap Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$218,555	$392,848
Net realized gain (loss)	2,185,827	1,103,402
Net change in unrealized appreciation/depreciation	1,960,718	774,186

Net increase (decrease) in net assets resulting from operations	4,365,100	2,270,436

Distributions to Shareholders from:
Net investment income
Class N	(19,573)	(331,293)
Class A	(1,201)	(646)
Class C	—	(570)
Class I	(1,495)	(1,023)
Class K	(362,924)	(2,010)

Total distributions from net investment income	(385,193)	(335,542)

Net realized gain on investments
Class N	(39,993)	(3,058,682)
Class A	(1,107)	(9,622)
Class C	—	(14,138)
Class I	(1,114)	(8,785)
Class K	(239,315)	(14,743)

Total distributions from net realized gain on investments	(281,529)	(3,105,970)

Total distributions to shareholders	(666,722)	(3,441,512)

From Beneficial Interest Transactions:
Class N
Shares sold	281,784	8,346,066
Reinvestment of distributions	58,187	3,378,590
Shares redeemed	(3,328,259)	(33,894,256)

Net increase (decrease) from capital share transactions	(2,988,288)	(22,169,600)

Class A
Shares sold	83,980	51,894
Reinvestment of distributions	879	1,517
Shares redeemed	(85,546)	(92,011)

Net increase (decrease) from capital share transactions	(687)	(38,600)

Class C
Reinvestment of distributions	—	6,177
Shares redeemed	—	(142,633)

Net increase (decrease) from capital share transactions	—	(136,456)

Class I
Shares sold	75,843	19,671
Reinvestment of distributions	1,003	653
Shares redeemed	(16,754)	(2,722)

Net increase (decrease) from capital share transactions	60,092	17,602

Class K
Shares sold	2,149,040	28,735,955
Reinvestment of distributions	600,287	15,820
Shares redeemed	(5,874,447)	(1,146,792)

Net increase (decrease) from capital share transactions	(3,125,120)	27,604,983

Net increase (decrease) in net assets from beneficial interest transactions	(6,054,003)	5,277,929

Net increase (decrease) in net assets during the period	(2,355,625)	4,106,853

Net assets at beginning of period	37,090,423	32,983,570

Net Assets at End of Period	$34,734,798	$37,090,423

Undistributed (distribution in excess of) net investment income (loss)	$36,569	$203,207

See accompanying notes to financial statements.

40	Statements of Changes in Net Assets

	SSGA Enhanced Small Cap Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Shares of Beneficial Interest:
Class N
Shares sold	19,610	655,108
Reinvestment of distributions	3,754	263,130
Shares redeemed	(220,207)	(2,607,474)

Net increase (decrease) from share transactions	(196,843)	(1,689,236)

Class A
Shares sold	6,149	3,663
Reinvestment of distributions	57	118
Shares redeemed	(5,709)	(6,326)

Net increase (decrease) from share transactions	497	(2,545)

Class C
Reinvestment of distributions	—	482
Shares redeemed	—	(10,488)

Net increase (decrease) from share transactions	—	(10,006)

Class I
Shares sold	5,179	1,515
Reinvestment of distributions	65	51
Shares redeemed	(1,080)	(210)

Net increase (decrease) from share transactions	4,164	1,356

Class K
Shares sold	146,011	2,215,753
Reinvestment of distributions	38,980	1,232
Shares redeemed	(395,897)	(84,648)

Net increase (decrease) from share transactions	(210,906)	2,132,337

See accompanying notes to financial statements.

Statements of Changes in Net Assets	41

SSGA Funds

Statements of Changes in Net Assets

	State Street Disciplined Emerging Markets Equity Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$185,648	$2,383,801
Net realized gain (loss)	4,381,538	(5,701,967)
Net change in unrealized appreciation/depreciation	(4,312,611)	5,502,136

Net increase (decrease) in net assets resulting from operations	254,575	2,183,970

Distributions to Shareholders from:
Net investment income
Class N	(1,310,113)	—
Class A	(1,804)	—
Class I	(19,954)	—
Class K	(38,797)	—

Total distributions from net investment income	(1,370,668)	—

Net realized gain on investments
Class N	—	(33,801,173)
Class A	—	(4,110)
Class C	—	(10,647)
Class I	—	(405,615)
Class K	—	(1,065)
Select Class	—	(1,461,035)

Total distributions from net realized gain on investments	—	(35,683,645)

Total distributions to shareholders	(1,370,668)	(35,683,645)

From Beneficial Interest Transactions:
Class N
Shares sold	6,026,023	31,470,321
Reinvestment of distributions	1,279,162	32,886,730
Shares redeemed	(27,839,409)	(97,126,487)

Net increase (decrease) from capital share transactions	(20,534,224)	(32,769,436)

Class A
Shares sold	64,200	24,994
Reinvestment of distributions	661	3,045
Shares redeemed	(63,371)	—

Net increase (decrease) from capital share transactions	1,490	28,039

Class C
Shares redeemed	—	(39,614)

Net increase (decrease) from capital share transactions	—	(39,614)

Class I
Shares sold	144,813	849,724
Reinvestment of distributions	18,673	353,202
Shares redeemed	(368,578)	(772,476)

Net increase (decrease) from capital share transactions	(205,092)	430,450

Class K
Shares sold	141,500	2,510,123
Reinvestment of distributions	38,728	—
Shares redeemed	(487,265)	(65,267)

Net increase (decrease) from capital share transactions	(307,037)	2,444,856

See accompanying notes to financial statements.

42	Statements of Changes in Net Assets

	State Street Disciplined Emerging Markets Equity Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Select Class
Shares sold	$—	$9,134
Reinvestment of distributions	—	1,295,973
Shares redeemed	—	(9,987,091)

Net increase (decrease) from capital share transactions	—	(8,681,984)

Net increase (decrease) in net assets from beneficial interest transactions	(21,044,863)	(38,587,689)

Net increase (decrease) in net assets during the period	(22,160,956)	(72,087,364)

Net assets at beginning of period	111,578,047	183,665,411

Net Assets at End of Period	$89,417,091	$111,578,047

Undistributed (distribution in excess of) net investment income (loss)	$150,116	$1,335,136

Shares of Beneficial Interest:
Class N
Shares sold	833,179	3,925,928
Reinvestment of distributions	184,850	4,698,104
Shares redeemed	(3,844,892)	(12,831,215)

Net increase (decrease) from share transactions	(2,826,863)	(4,207,183)

Class A
Shares sold	9,211	3,670
Reinvestment of distributions	96	437
Shares redeemed	(9,211)	—

Net increase (decrease) from share transactions	96	4,107

Class C
Shares redeemed	—	(5,353)

Net increase (decrease) from share transactions	—	(5,353)

Class I
Shares sold	19,804	100,105
Reinvestment of distributions	2,698	50,458
Shares redeemed	(51,115)	(103,563)

Net increase (decrease) from share transactions	(28,613)	47,000

Class K
Shares sold	19,915	366,192
Reinvestment of distributions	5,580	—
Shares redeemed	(65,770)	(9,084)

Net increase (decrease) from share transactions	(40,275)	357,108

Select Class
Shares sold	—	1,163
Reinvestment of distributions	—	184,349
Shares redeemed	—	(1,285,955)

Net increase (decrease) from share transactions	—	(1,100,443)

See accompanying notes to financial statements.

Statements of Changes in Net Assets	43

SSGA Funds

Statements of Changes in Net Assets

	SSGA International Stock Selection Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,670,901	$7,509,236
Net realized gain (loss)	2,630,556	(15,362,349)
Net change in unrealized appreciation/depreciation	11,804,963	(1,047,622)

Net increase (decrease) in net assets resulting from operations	16,106,420	(8,900,735)

Distributions to Shareholders from:
Net investment income
Class N	(5,910,486)	(7,923,059)
Class A	(5,787)	(4,769)
Class C	—	(1,427)
Class I	(10,386)	(12,386)
Class K	(2,050,895)	(250)

Total distributions from net investment income	(7,977,554)	(7,941,891)

From Beneficial Interest Transactions:
Class N
Shares sold	5,396,840	42,934,906
Reinvestment of distributions	5,870,427	7,883,938
Shares redeemed	(24,082,273)	(131,068,751)

Net increase (decrease) from capital share transactions	(12,815,006)	(80,249,907)

Class A
Shares sold	5,633,229	380,171
Reinvestment of distributions	5,245	695
Shares redeemed	(301,235)	(95,837)

Net increase (decrease) from capital share transactions	5,337,239	285,029

Class C
Shares redeemed	—	(87,435)

Net increase (decrease) from capital share transactions	—	(87,435)

Class I
Shares sold	143,348	87,626
Reinvestment of distributions	10,112	12,118
Shares redeemed	(103,163)	(137,121)

Net increase (decrease) from capital share transactions	50,297	(37,377)

Class K
Shares sold	4,832,076	78,880,985
Reinvestment of distributions	2,050,633	—
Shares redeemed	(12,081,671)	(2,993,960)

Net increase (decrease) from capital share transactions	(5,198,962)	75,887,025

Net increase (decrease) in net assets from beneficial interest transactions	(12,626,432)	(4,202,665)

Net increase (decrease) in net assets during the period	(4,497,566)	(21,045,291)

Net assets at beginning of period	305,125,803	326,171,094

Net Assets at End of Period	$300,628,237	$305,125,803

Undistributed (distribution in excess of) net investment income (loss)	$357,041	$6,663,694

See accompanying notes to financial statements.

44	Statements of Changes in Net Assets

	SSGA International Stock Selection Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Shares of Beneficial Interest:
Class N
Shares sold	530,327	4,268,802
Reinvestment of distributions	591,181	780,588
Shares redeemed	(2,368,196)	(13,000,190)

Net increase (decrease) from share transactions	(1,246,688)	(7,950,800)

Class A
Shares sold	569,293	36,208
Reinvestment of distributions	530	69
Shares redeemed	(29,432)	(9,524)

Net increase (decrease) from share transactions	540,391	26,753

Class C
Shares redeemed	—	(8,666)

Net increase (decrease) from share transactions	—	(8,666)

Class I
Shares sold	13,999	8,462
Reinvestment of distributions	1,019	1,201
Shares redeemed	(10,159)	(13,705)

Net increase (decrease) from share transactions	4,859	(4,042)

Class K
Shares sold	469,578	7,791,725
Reinvestment of distributions	206,717	—
Shares redeemed	(1,200,214)	(297,525)

Net increase (decrease) from share transactions	(523,919)	7,494,200

See accompanying notes to financial statements.

Statements of Changes in Net Assets	45

SSGA Funds

Statements of Changes in Net Assets

	SSGA High Yield Bond Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,023,096	$4,064,359
Net realized gain (loss)	819,940	(5,007,627)
Net change in unrealized appreciation/depreciation	399,120	4,841,481

Net increase (decrease) in net assets resulting from operations	3,242,156	3,898,213

Distributions to Shareholders from:
Net investment income
Class N	(1,377,754)	(3,856,455)
Class A	(572)	(566)
Class C	—	(4,151)
Class I	(9,193)	(24,320)
Class K	(757,896)	(383,708)

Total distributions from net investment income	(2,145,415)	(4,269,200)

From Beneficial Interest Transactions:
Class N
Shares sold	11,718,617	38,687,046
Reinvestment of distributions	1,362,067	3,639,961
Shares redeemed	(20,418,250)	(62,951,478)

Net increase (decrease) from capital share transactions	(7,337,566)	(20,624,471)

Class A
Shares sold	74,237	1,925
Reinvestment of distributions	303	87
Shares redeemed	(65,461)	—

Net increase (decrease) from capital share transactions	9,079	2,012

Class C
Shares redeemed	—	(89,061)

Net increase (decrease) from capital share transactions	—	(89,061)

Class I
Shares sold	523,960	9,432
Reinvestment of distributions	7,502	20,721
Shares redeemed	(34,465)	(146,774)

Net increase (decrease) from capital share transactions	496,997	(116,621)

Class K
Shares sold	1,789,673	27,702,383
Reinvestment of distributions	643,678	330,882
Shares redeemed	(5,035,936)	(950,275)

Net increase (decrease) from capital share transactions	(2,602,585)	27,082,990

Net increase (decrease) in net assets from beneficial interest transactions	(9,434,075)	6,254,849

Net increase (decrease) in net assets during the period	(8,337,334)	5,883,862

Net assets at beginning of period	82,090,428	76,206,566

Net Assets at End of Period	$73,753,094	$82,090,428

Undistributed (distribution in excess of) net investment income (loss)	$(74,898)	$47,421

See accompanying notes to financial statements.

46	Statements of Changes in Net Assets

	SSGA High Yield Bond Fund
	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Shares of Beneficial Interest:
Class N
Shares sold	1,561,580	5,374,889
Reinvestment of distributions	182,415	503,684
Shares redeemed	(2,733,954)	(8,733,086)

Net increase (decrease) from share transactions	(989,959)	(2,854,513)

Class A
Shares sold	10,032	257
Reinvestment of distributions	41	12
Shares redeemed	(8,757)	—

Net increase (decrease) from share transactions	1,316	269

Class C
Shares redeemed	—	(11,891)

Net increase (decrease) from share transactions	—	(11,891)

Class I
Shares sold	68,961	1,296
Reinvestment of distributions	1,004	2,865
Shares redeemed	(4,596)	(20,343)

Net increase (decrease) from share transactions	65,369	(16,182)

Class K
Shares sold	239,866	3,816,077
Reinvestment of distributions	86,243	45,370
Shares redeemed	(671,107)	(129,349)

Net increase (decrease) from share transactions	(344,998)	3,732,098

See accompanying notes to financial statements.

Statements of Changes in Net Assets	47

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class N
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)		Year Ended 8/31/12(a)
Net asset value, beginning of period	$40.60		$37.26	$37.33	$31.76	$24.28		$20.89

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.08		0.22	0.27	0.17	0.17		0.25
Net realized and unrealized gain (loss)	4.85		3.38	(0.14)	5.67	7.56		3.14

Total from investment operations	4.93		3.60	0.13	5.84	7.73		3.39

Voluntary contribution from Adviser	—		—	—	—	0.01		—

Distributions to shareholders from:
Net investment income	(0.09)		(0.26)	(0.20)	(0.27)	(0.26)		—

Net asset value, end of period	$45.44		$40.60	$37.26	$37.33	$31.76		$24.28

Total return(e)	12.16%		9.72%	0.33%	18.42%	32.20	%(d)	16.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,020		$29,353	$22,508	$24,136	$23,509		$10,007
Ratios to average net assets:
Total expenses(c)	2.04	%(f)	2.18%	2.08%	1.82%	2.28%		3.51%
Net expenses(c)	1.10	%(f)	1.02%	1.10%	1.20%	1.25%		1.25%
Net investment income (loss)(c)	0.37	%(f)	0.58%	0.72%	0.46%	0.61%		1.10%
Portfolio turnover rate	49	%(g)	115%	73%	189%	147%		160%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	If the Adviser had not made a one-time voluntary contribution during the period ended August 31, 2013, the total return would have been 31.70%.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

48	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class A
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$40.42		$37.21	$37.32	$37.38

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.04		0.17	0.19	(0.01)
Net realized and unrealized gain (loss)	4.81		3.33	(0.13)	(0.05)

Total from investment operations	4.85		3.50	0.06	(0.06)

Distributions to shareholders from:
Net investment income	(0.08)		(0.29)	(0.17)	—

Net asset value, end of period	$45.19		$40.42	$37.21	$37.32

Total return(d)	12.01%		9.48%	0.15%	(0.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$175		$170	$10	$10
Ratios to average net assets:
Total expenses(c)	2.25	%(e)	2.39%	2.28%	3.04	%(e)
Net expenses(c)	1.30	%(e)	1.22%	1.30%	1.20	%(e)
Net investment income (loss)(c)	0.17	%(e)	0.46%	0.49%	(0.17	)%(e)
Portfolio turnover rate	49	%(f)	115%	73%	189	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	49

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class I
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$40.54		$37.25	$37.33	$37.38

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.09		0.24	0.25	0.00	(d)
Net realized and unrealized gain (loss)	4.83		3.36	(0.10)	(0.05)

Total from investment operations	4.92		3.60	0.15	(0.05)

Distributions to shareholders from:
Net investment income	(0.10)		(0.31)	(0.23)	(0.00	)(d)

Net asset value, end of period	$45.36		$40.54	$37.25	$37.33

Total return(e)	12.15%		9.75%	0.40%	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,905		$1,703	$1,282	$10
Ratios to average net assets:
Total expenses(c)	2.00	%(f)	2.14%	2.03%	2.79	%(f)
Net expenses(c)	1.05	%(f)	0.98%	1.05%	0.95	%(f)
Net investment income (loss)(c)	0.42	%(f)	0.65%	0.65%	0.08	%(f)
Portfolio turnover rate	49	%(g)	115%	73%	189	%(g)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

50	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Dynamic Small Cap Fund
	Class K
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$40.67		$37.33	$37.34	$37.38

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.13		0.32	0.36	0.01
Net realized and unrealized gain (loss)	4.85		3.37	(0.13)	(0.05)

Total from investment operations	4.98		3.69	0.23	(0.04)

Distributions to shareholders from:
Net investment income	(0.18)		(0.35)	(0.24)	—

Net asset value, end of period	$45.47		$40.67	$37.33	$37.34

Total return(d)	12.25%		9.97%	0.61%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12		$11	$10	$10
Ratios to average net assets:
Total expenses(c)	1.80	%(e)	1.94%	1.83%	2.62	%(e)
Net expenses(c)	0.85	%(e)	0.78%	0.85%	0.76	%(e)
Net investment income (loss)(c)	0.62	%(e)	0.85%	0.94%	0.26	%(e)
Portfolio turnover rate	49	%(f)	115%	73%	189	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	51

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Enhanced Small Cap Fund
	Class N
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)	Year Ended 8/31/12(a)
Net asset value, beginning of period	$13.94		$14.81	$17.12	$14.44	$11.54	$10.14

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.08		0.17	0.19	0.13	0.18	0.11
Net realized and unrealized gain (loss)	1.63		0.52	0.13	2.84	2.84	1.37

Total from investment operations	1.71		0.69	0.32	2.97	3.02	1.48

Distributions to shareholders from:
Net investment income	(0.06)		(0.15)	(0.11)	(0.29)	(0.12)	(0.08)
Net realized gains	(0.12)		(1.41)	(2.52)	—	—	—

Total distributions	(0.18)		(1.56)	(2.63)	(0.29)	(0.12)	(0.08)

Net asset value, end of period	$15.47		$13.94	$14.81	$17.12	$14.44	$11.54

Total return(d)	12.31%		5.61%	1.74%	20.71%	26.45%	14.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,710		$6,986	$32,432	$31,706	$29,321	$27,134
Ratios to average net assets:
Total expenses(c)	1.54	%(e)	1.66%	1.47%	1.28%	1.36%	1.58%
Net expenses(c)	0.75	%(e)	0.72%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)(c)	1.04	%(e)	1.19%	1.22%	0.78%	1.35%	1.06%
Portfolio turnover rate	26	%(f)	77%	90%	71%	57%	64%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

52	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Enhanced Small Cap Fund
	Class A
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$13.94		$14.78	$17.11	$17.23

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.06		0.13	0.17	(0.02)
Net realized and unrealized gain (loss)	1.64		0.53	0.11	(0.10)

Total from investment operations	1.70		0.66	0.28	(0.12)

Distributions to shareholders from:
Net investment income	(0.13)		(0.09)	(0.09)	—
Net realized gains	(0.12)		(1.41)	(2.52)	—

Total distributions	(0.25)		(1.50)	(2.61)	—

Net asset value, end of period	$15.39		$13.94	$14.78	$17.11

Total return(d)	12.16%		5.36%	1.51%	(0.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$155		$134	$179	$99
Ratios to average net assets:
Total expenses(c)	1.74	%(e)	1.89%	1.67%	1.98	%(e)
Net expenses(c)	0.95	%(e)	0.95%	0.95%	0.93	%(e)
Net investment income (loss)(c)	0.86	%(e)	0.98%	1.09%	(0.77	)%(e)
Portfolio turnover rate	26	%(f)	77%	90%	71	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	53

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Enhanced Small Cap Fund
	Class I
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$13.93		$14.81	$17.12	$17.23

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.07		0.15	0.20	(0.01)
Net realized and unrealized gain (loss)	1.64		0.54	0.12	(0.10)

Total from investment operations	1.71		0.69	0.32	(0.11)

Distributions to shareholders from:
Net investment income	(0.16)		(0.16)	(0.11)	—
Net realized gains	(0.12)		(1.41)	(2.52)	—

Total distributions	(0.28)		(1.57)	(2.63)	—

Net asset value, end of period	$15.36		$13.93	$14.81	$17.12

Total return(d)	12.25%		5.61%	1.76%	(0.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$178		$104	$90	$99
Ratios to average net assets:
Total expenses(c)	1.50	%(e)	1.64%	1.42%	1.73	%(e)
Net expenses(c)	0.70	%(e)	0.70%	0.70%	0.69	%(e)
Net investment income (loss)(c)	0.99	%(e)	1.15%	1.26%	(0.52	)%(e)
Portfolio turnover rate	26	%(f)	77%	90%	71	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

54	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA Enhanced Small Cap Fund
	Class K
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$13.95		$14.83	$17.13	$17.23

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.09		0.15	0.21	(0.01)
Net realized and unrealized gain (loss)	1.64		0.57	0.14	(0.09)

Total from investment operations	1.73		0.72	0.35	(0.10)

Distributions to shareholders from:
Net investment income	(0.18)		(0.19)	(0.13)	—
Net realized gains	(0.12)		(1.41)	(2.52)	—

Total distributions	(0.30)		(1.60)	(2.65)	—

Net asset value, end of period	$15.38		$13.95	$14.83	$17.13

Total return(d)	12.38%		5.83%	1.93%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,691		$29,867	$135	$10
Ratios to average net assets:
Total expenses(c)	1.29	%(e)	1.43%	1.21%	1.50	%(e)
Net expenses(c)	0.50	%(e)	0.49%	0.50%	0.49	%(e)
Net investment income (loss)(c)	1.24	%(e)	1.15%	1.39%	(0.32	)%(e)
Portfolio turnover rate	26	%(f)	77%	90%	71	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	55

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class N
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)		Year Ended 8/31/13(a)		Year Ended 8/31/12(a)
Net asset value, beginning of period	$7.52		$9.30	$19.22	$18.47		$18.71		$20.81

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.01		0.13	0.20	0.26		0.37		0.34
Net realized and unrealized gain (loss)(d)	0.07		0.08	(3.89)	2.53		(0.28)		(2.14)

Total from investment operations	0.08		0.21	(3.69)	2.79		0.09		(1.80)

Voluntary contribution from Adviser	—		—	—	0.01		—		—

Distributions to shareholders from:
Net investment income	(0.11)		—	(0.39)	(0.44)		(0.33)		(0.30)
Net realized gains	—		(1.99)	(5.84)	(1.61)		—		—

Total distributions	(0.11)		(1.99)	(6.23)	(2.05)		(0.33)		(0.30)

Net asset value, end of period	$7.49		$7.52	$9.30	$19.22		$18.47		$18.71

Total return(e)	1.13%		3.83%	(22.67)%	15.68	%(f)	0.45	%(g)	(8.63)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,687		$107,308	$171,885	$495,509		$938,195		$1,273,588
Ratios to average net assets:
Total expenses(c)	1.80	%(h)	1.48%	1.40%	1.24%		1.26%		1.28%
Net expenses(c)	1.25	%(h)	1.21%	1.25%	1.20%		1.25%		1.25%
Net investment income (loss)(c)	0.37	%(h)	1.71%	1.54%	1.44%		1.86%		1.80%
Portfolio turnover rate	17	%(i)	101%	78%	89%		56%		74%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 15.62%.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.41%.
(h)	Annualized.
(i)	Not annualized.

See accompanying notes to financial statements.

56	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class A
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.48		$9.29	$19.22	$18.68

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.00	(d)	0.14	0.26	0.07
Net realized and unrealized gain (loss)(e)	0.07		0.04	(3.97)	0.46	(f)

Total from investment operations	0.07		0.18	(3.71)	0.53	(f)

Voluntary contribution by Advisor/Trustee	—		—	—	0.01

Distributions to shareholders from:
Net investment income	(0.12)		—	(0.38)	—
Net realized gains	—		(1.99)	(5.84)	—

Total distributions	(0.12)		(1.99)	(6.22)	—

Net asset value, end of period	$7.43		$7.48	$9.29	$19.22

Total return(g)	1.03%		3.35%	(22.73)%	2.89	%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47		$46	$19	$10
Ratios to average net assets:
Total expenses(c)	2.00	%(i)	1.69%	1.59%	1.77	%(i)
Net expenses(c)	1.45	%(i)	1.41%	1.45%	1.36	%(i)
Net investment income (loss)(c)	0.05	%(i)	1.88%	2.19%	2.27	%(i)
Portfolio turnover rate	17	%(j)	101%	78%	89	%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amount is less than $0.005 per share.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Amount previously presented has been restated by $0.01.
(g)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(h)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 2.84%.
(i)	Annualized.
(j)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	57

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class I
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.52		$9.30	$19.23	$18.68

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.02		0.14	0.20	0.07
Net realized and unrealized gain (loss)(d)	0.05		0.07	(3.88)	0.47	(e)

Total from investment operations	0.07		0.21	(3.68)	0.54	(e)

Voluntary contribution by Advisor/Trustee	—		—	—	0.01

Distributions to shareholders from:
Net investment income	(0.11)		—	(0.41)	—
Net realized gains	—		(1.99)	(5.84)	—

Total distributions	(0.11)		(1.99)	(6.25)	—

Net asset value, end of period	$7.48		$7.52	$9.30	$19.23

Total return(f)	1.08%		3.70%	(22.56)%	2.94	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,302		$1,523	$1,447	$10
Ratios to average net assets:
Total expenses(c)	1.75	%(h)	1.46%	1.34%	1.52	%(h)
Net expenses(c)	1.20	%(h)	1.18%	1.20%	1.12	%(h)
Net investment income (loss)(c)	0.44	%(h)	1.80%	1.83%	2.52	%(h)
Portfolio turnover rate	17	%(i)	101%	78%	89	%(i)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 2.89%.
(h)	Annualized.
(i)	Not annualized.

See accompanying notes to financial statements.

58	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund
	Class K
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.55		$9.31	$19.23	$18.68

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.02		0.20	0.23	0.08
Net realized and unrealized gain (loss)(d)	0.06		0.03	(3.89)	0.46	(e)

Total from investment operations	0.08		0.23	(3.66)	0.54	(e)

Voluntary contribution by Advisor/Trustee	—		—	—	0.01

Distributions to shareholders from:
Net investment income	(0.13)		—	(0.42)	—
Net realized gains	—		(1.99)	(5.84)	—

Total distributions	(0.13)		(1.99)	(6.26)	—

Net asset value, end of period	$7.50		$7.55	$9.31	$19.23

Total return(f)	1.18%		4.07%	(22.49)%	2.94	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,382		$2,701	$5	$10
Ratios to average net assets:
Total expenses(c)	1.55	%(h)	1.20%	1.15%	1.42	%(h)
Net expenses(c)	1.00	%(h)	0.92%	1.01%	0.97	%(h)
Net investment income (loss)(c)	0.68	%(h)	2.86%	1.78%	2.65	%(h)
Portfolio turnover rate	17	%(i)	101%	78%	89	%(i)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 2.89%.
(h)	Annualized.
(i)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	59

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class N
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)		Year Ended 8/31/12(a)
Net asset value, beginning of period	$10.11		$10.65	$11.24	$9.90	$8.61		$9.24

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.05		0.24	0.25	0.27	0.23		0.23
Net realized and unrealized gain (loss)	0.50		(0.52)	(0.74)	1.53	1.40		(0.53)

Total from investment operations	0.55		(0.28)	(0.49)	1.80	1.63		(0.30)

Distributions to shareholders from:
Net investment income	(0.27)		(0.26)	(0.10)	(0.46)	(0.34)		(0.33)

Net asset value, end of period	$10.39		$10.11	$10.65	$11.24	$9.90		$8.61

Total return(d)	5.60%		(2.61)%	(4.31)%	18.31%	19.45	%(e)	(3.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$221,918		$228,594	$325,556	$385,784	$368,091		$387,120
Ratios to average net assets:
Total expenses(c)	1.25	%(f)	1.26%	1.20%	1.19%	1.19%		1.21%
Net expenses(c)	1.00	%(f)	0.99%	1.00%	1.02%	1.00%		1.00%
Net investment income (loss)(c)	1.07	%(f)	2.41%	2.26%	2.46%	2.41%		2.65%
Portfolio turnover rate	53	%(g)	105%	60%	74%	54%		90%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have remained 19.45%.
(f)	Annualized.
(g)	Not annualized.

See accompanying notes to financial statements.

60	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class A
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$10.05		$10.64	$11.23	$11.54

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.04		0.27	0.24	0.03
Net realized and unrealized gain (loss)	0.50		(0.58)	(0.73)	(0.34)

Total from investment operations	0.54		(0.31)	(0.49)	(0.31)

Distributions to shareholders from:
Net investment income	(0.25)		(0.28)	(0.10)	—

Net asset value, end of period	$10.34		$10.05	$10.64	$11.23

Total return(d)	5.47%		(2.89)%	(4.39)%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,879		$284	$16	$10
Ratios to average net assets:
Total expenses(c)	1.45	%(e)	1.46%	1.40%	1.50	%(e)
Net expenses(c)	1.20	%(e)	1.19%	1.20%	1.17	%(e)
Net investment income (loss)(c)	0.73	%(e)	2.73%	2.16%	1.65	%(e)
Portfolio turnover rate	53	%(f)	105%	60%	74	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	61

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class I
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$10.10		$10.65	$11.24	$11.54

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.06		0.25	0.29	0.03
Net realized and unrealized gain (loss)	0.50		(0.53)	(0.76)	(0.33)

Total from investment operations	0.56		(0.28)	(0.47)	(0.30)

Distributions to shareholders from:
Net investment income	(0.28)		(0.27)	(0.12)	—

Net asset value, end of period	$10.38		$10.10	$10.65	$11.24

Total return(d)	5.67%		(2.60)%	(4.21)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$494		$432	$499	$10
Ratios to average net assets:
Total expenses(c)	1.20	%(e)	1.21%	1.16%	1.24	%(e)
Net expenses(c)	0.95	%(e)	0.94%	0.95%	0.92	%(e)
Net investment income (loss)(c)	1.13	%(e)	2.45%	2.61%	1.90	%(e)
Portfolio turnover rate	53	%(f)	105%	60%	74	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

62	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA International Stock Selection Fund
	Class K
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$10.12		$10.67	$11.24	$11.54

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.07		0.28	0.28	0.04
Net realized and unrealized gain (loss)	0.49		(0.54)	(0.73)	(0.34)

Total from investment operations	0.56		(0.26)	(0.45)	(0.30)

Distributions to shareholders from:
Net investment income	(0.30)		(0.29)	(0.12)	—

Net asset value, end of period	$10.38		$10.12	$10.67	$11.24

Total return(d)	5.69%		(2.44)%	(4.01)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$72,336		$75,816	$9	$10
Ratios to average net assets:
Total expenses(c)	1.00	%(e)	0.99%	0.96%	1.11	%(e)
Net expenses(c)	0.75	%(e)	0.73%	0.75%	0.73	%(e)
Net investment income (loss)(c)	1.35	%(e)	2.79%	2.54%	2.09	%(e)
Portfolio turnover rate	53	%(f)	105%	60%	74	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	63

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class N
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	Year Ended 8/31/14(a)	Year Ended 8/31/13(a)	Year Ended 8/31/12(a)
Net asset value, beginning of period	$7.50		$7.55	$8.36	$8.40	$8.36	$7.90

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.19		0.40	0.42	0.47	0.49	0.52
Net realized and unrealized gain (loss)	0.14		(0.03)	(0.62)	0.36	0.08	0.48

Total from investment operations	0.33		0.37	(0.20)	0.83	0.57	1.00

Distributions to shareholders from:
Net investment income	(0.20)		(0.42)	(0.46)	(0.47)	(0.51)	(0.54)
Net realized gains	—		—	(0.15)	(0.40)	(0.02)	—

Total distributions	(0.20)		(0.42)	(0.61)	(0.87)	(0.53)	(0.54)

Net asset value, end of period	$7.63		$7.50	$7.55	$8.36	$8.40	$8.36

Total return(d)	4.50%		5.21%	(2.38)%	10.49%	6.85%	13.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,047		$53,726	$75,632	$89,027	$89,257	$113,999
Ratios to average net assets:
Total expenses(c)	1.02	%(e)	1.02%	0.92%	0.78%	0.79%	0.88%
Net expenses(c)	0.74	%(e)	0.68%	0.75%	0.73%	0.75%	0.75%
Net investment income (loss)(c)	5.15	%(e)	5.48%	5.38%	5.61%	5.70%	6.30%
Portfolio turnover rate	27	%(f)	77%	100%	79%	112%	196%

(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

64	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class A
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.50		$7.55	$8.36	$8.41

Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.19		0.38	0.41	0.07
Net realized and unrealized gain (loss)	0.13		(0.03)	(0.63)	(0.07)

Total from investment operations	0.32		0.35	(0.22)	—

Distributions to shareholders from:
Net investment income	(0.18)		(0.40)	(0.44)	(0.05)
Net realized gains	—		—	(0.15)	—

Total distributions	(0.18)		(0.40)	(0.59)	(0.05)

Net asset value, end of period	$7.64		$7.50	$7.55	$8.36

Total return(d)	4.41%		5.02%	(2.57)%	(0.05)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21		$11	$9	$10
Ratios to average net assets:
Total expenses(c)	1.23	%(e)	1.25%	1.11%	1.19	%(e)
Net expenses(c)	0.95	%(e)	0.91%	0.94%	0.93	%(e)
Net investment income (loss)(c)	5.03	%(e)	5.22%	5.21%	5.18	%(e)
Portfolio turnover rate	27	%(f)	77%	100%	79	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	65

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class I
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.51		$7.56	$8.36	$8.41

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.20		0.40	0.42	0.07
Net realized and unrealized gain (loss)	0.12		(0.03)	(0.61)	(0.07)

Total from investment operations	0.32		0.37	(0.19)	—

Distributions to shareholders from:
Net investment income	(0.20)		(0.42)	(0.46)	(0.05)
Net realized gains	—		—	(0.15)	—

Total distributions	(0.20)		(0.42)	(0.61)	(0.05)

Net asset value, end of period	$7.63		$7.51	$7.56	$8.36

Total return(d)	4.38%		5.26%	(2.22)%	(0.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$847		$342	$467	$10
Ratios to average net assets:
Total expenses(c)	0.98	%(e)	1.01%	0.87%	0.94	%(e)
Net expenses(c)	0.70	%(e)	0.67%	0.70%	0.68	%(e)
Net investment income (loss)(c)	5.35	%(e)	5.48%	5.42%	5.43	%(e)
Portfolio turnover rate	27	%(f)	77%	100%	79	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

66	Financial Highlights

SSGA Funds

Financial Highlights

Selected data for a share outstanding throughout each period

	SSGA High Yield Bond Fund
	Class K
	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16	Year Ended 8/31/15	For the Period 7/7/14* - 8/31/14(a)
Net asset value, beginning of period	$7.50		$7.56	$8.36	$8.41

Income (loss) from investment operations
Net investment income (loss)(b)(c)	0.20		0.39	0.45	0.07
Net realized and unrealized gain (loss)	0.14		(0.02)	(0.62)	(0.07)

Total from investment operations	0.34		0.37	(0.17)	—

Distributions to shareholders from:
Net investment income	(0.21)		(0.43)	(0.48)	(0.05)
Net realized gains	—		—	(0.15)	—

Total distributions	(0.21)		(0.43)	(0.63)	(0.05)

Net asset value, end of period	$7.63		$7.50	$7.56	$8.36

Total return(d)	4.62%		5.32%	(2.16)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,838		$28,011	$9	$10
Ratios to average net assets:
Total expenses(c)	0.77	%(e)	0.77%	0.67%	0.81	%(e)
Net expenses(c)	0.50	%(e)	0.42%	0.50%	0.50	%(e)
Net investment income (loss)(c)	5.40	%(e)	5.41%	5.66%	5.63	%(e)
Portfolio turnover rate	27	%(f)	77%	100%	79	%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

Financial Highlights	67

SSGA Funds

Notes to Financial Statements — February 28, 2017 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of February 28, 2017, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations:	Diversification Classification
SSGA Dynamic Small Cap Fund	Class N Class A Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
SSGA Enhanced Small Cap Fund	Class N Class A Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
State Street Disciplined Emerging Markets Equity Fund	Class N Class A Class I Class K	March 1,1994 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
SSGA International Stock Selection Fund	Class N Class A Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014	Diversified
SSGA High Yield Bond Fund	Class N Class A Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014	Diversified

The financial statements of the remaining series of the Trust are presented in a separate report.

On August 26, 2016, the Funds’ Class C Shares were converted to Class A Shares.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class N, Class I and Class K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

68	Notes to Financial Statements

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation, the agreements will be fair valued.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of February 28, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended February 28, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at the source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

70	Notes to Financial Statements

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid annually for all Funds except for SSGA High Yield Bond Fund. SSGA High Yield Bond Fund declares and distributes distributions to shareholders monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended February 28, 2017, the following Funds entered into futures contracts for the strategies listed below:

Funds	Strategies
SSGA Dynamic Small Cap Fund	Exposing cash reserves to markets
SSGA Enhanced Small Cap Fund	Exposing cash reserves to markets
State Street Disciplined Emerging Markets Equity Fund	Exposing cash reserves to markets
SSGA International Stock Selection Fund	Exposing cash reserves to markets

Swaps

The SSGA High Yield Bond Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of

Notes to Financial Statements	71

SSGA Funds

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into a credit default swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the Fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreements or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

72	Notes to Financial Statements

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

The aggregate fair value of credit default swap agreements in a net asset position as of February 28, 2017 is disclosed in the footnotes to the Schedule of Investments. The maximum amount of future, undiscounted payments that the Fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of February 28, 2017, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net asset position for which the Fund is the protection seller, the Fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,475,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The Funds maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

The aggregate value of the collateral of the credit default swaps held as of February 28, 2017, was $215,718.

Risks Associated with Derivatives

Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by the Fund, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of February 28, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

SSGA Dynamic Small Cap Fund
Futures Contracts(a)	$—	$—	$—	$2,300	$—	$2,300
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts(a)	—	—	—	46,880	—	46,880
SSGA High Yield Bond Fund
Swap Contracts(b)	—	—	44,571	—	—	44,571

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.
(b)	Unrealized appreciation on swap contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

SSGA Enhanced Small Cap Fund
Futures Contracts(a)	$—	$—	$—	$(6,058)	$—	$(6,058)
SSGA International Stock Selection Fund
Futures Contracts(a)	—	—	—	(23,240)	—	(23,240)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

SSGA Dynamic Small Cap Fund
Futures Contracts(a)	$—	$—	$—	$2,927	$—	$2,927
SSGA Enhanced Small Cap Fund
Futures Contracts(a)	—	—	—	98,156	—	98,156
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts(a)	—	—	—	232,060	—	232,060
SSGA International Stock Selection Fund
Futures Contracts(a)	—	—	—	252,723	—	252,723
SSGA High Yield Bond Fund
Swap Contracts(b)	—	—	157,120	—	—	157,120

(a)	Net realized gain (loss) on futures contracts.
(b)	Net realized gain (loss) on swap contracts.

74	Notes to Financial Statements

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

SSGA Dynamic Small Cap Fund
Futures Contracts(a)	$—	$—	$—	$(244)	$—	$(244)
SSGA Enhanced Small Cap Fund
Futures Contracts(a)	—	—	—	(30,362)	—	(30,362)
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts(a)	—	—	—	98,795	—	98,795
SSGA International Stock Selection Fund
Futures Contracts(a)	—	—	—	(136,189)	—	(136,189)
SSGA High Yield Bond Fund
Swap Contracts(b)	—	—	(16,408)	—	—	(16,408)

(a)	Net change in unrealized appreciation (depreciation) on futures contracts.
(b)	Net change in unrealized appreciation (depreciation) on swap contracts.

4.	Fees and Transactions with Affiliates

Advisory Fee

SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
SSGA Dynamic Small Cap Fund	0.75
SSGA Enhanced Small Cap Fund	0.45
State Street Disciplined Emerging Markets Equity Fund	0.75
SSGA International Stock Selection Fund	0.75
SSGA High Yield Bond Fund	0.30

The Adviser is contractually obligated until December 31, 2017, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:

Funds	Expense Limitations
SSGA Dynamic Small Cap Fund	0.85%
SSGA Enhanced Small Cap Fund	0.50%
State Street Disciplined Emerging Markets Equity Fund	1.00%
SSGA International Stock Selection Fund	0.75%
SSGA High Yield Bond Fund	0.50%

This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2017 except with the approval of the Board. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.

The total amount of waivers for the period ended February 28, 2017, is detailed in the following table. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

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Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

Amount Waived or Reimbursed

SSGA Dynamic Small Cap Fund	$151,897
SSGA Enhanced Small Cap Fund	142,544
State Street Disciplined Emerging Markets Equity Fund	262,234
SSGA International Stock Selection Fund	356,508
SSGA High Yield Bond Fund	101,867

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the State Street Institutional U.S. Government Money Market Fund (a series of a different trust managed by the Adviser not presented herein, referred to as the “Central Fund”). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If the Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. The Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of February 28, 2017, $14,665,310 or 0.03% of the Central Fund’s net assets represent investments by these Funds.

For the period ended February 28, 2017, the total advisory fees waived pursuant to the voluntary waiver agreement were as follows:

Amount Waived

SSGA Dynamic Small Cap Fund	$24
SSGA Enhanced Small Cap Fund	66
State Street Disciplined Emerging Markets Equity Fund	126
SSGA International Stock Selection Fund	282
SSGA High Yield Bond Fund	618

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 28, 2017, the total administration fees waived pursuant to the waiver agreement were as follows:

Amount Waived

SSGA Dynamic Small Cap Fund	$1,625
SSGA Enhanced Small Cap Fund	1,821
State Street Disciplined Emerging Markets Equity Fund	4,859
SSGA International Stock Selection Fund	14,783
SSGA High Yield Bond Fund	3,862

State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

Distribution and Shareholder Servicing Fees

State Street Global Markets, LLC (the “Distributor” or “SSGM”), an affiliate of the Adviser, serves as the Distributor of the Trust. SSGM is a wholly owned subsidiary of State Street Corporation. The Trust, with the exception of the State Street Disciplined Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).

The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to Financial Intermediaries that provide certain

76	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

With respect to the Class N shares of the State Street Disciplined Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Disciplined Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Disciplined Emerging Markets Equity Fund’s average annual net assets.

With respect to Class N shares, certain SSGA Funds have entered into, or may have been previously entered into, service agreements with the following entities affiliated with State Street: SSGM; Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems, as well as unaffiliated service providers (collectively, the “Agents”). The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the SSGA Funds and/or Distributor pay the Agents monthly fees at a rate that shall not exceed 0.175% per annum of the average daily net asset value of the Fund’s shares owned by or for customers of these Agents. For the period ended February 28, 2017, each Fund’s Class N shares paid the following shareholder servicing expenses to the Agents:

Fund	Agents
SSGA Dynamic Small Cap Fund	$180
State Street Disciplined Emerging Markets Equity Fund	159

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as the transfer agent and dividend disbursing agent to the Funds. Effective March 31, 2017, BFDS is a wholly owned entity of DST Systems, Inc. For these services, the Funds pay annual account services fees, activity based fees, and charges related to compliance and regulatory services.

The Funds may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Other Transactions with Affiliates — Securities Lending

State Street Corporation, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly the State Street Navigator Securities Lending Prime Portfolio), an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2017, are disclosed in the Funds’ respective Schedules of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

Notes to Financial Statements	77

SSGA Funds

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended February 28, 2017, were as follows:

	Other Securities
	Purchases	Sales
SSGA Dynamic Small Cap Fund	$15,843,361	$18,785,044
SSGA Enhanced Small Cap Fund	9,325,723	16,263,777
State Street Disciplined Emerging Markets Equity Fund	16,015,030	36,859,765
SSGA International Stock Selection Fund	154,083,218	175,990,164
SSGA High Yield Bond Fund	19,640,688	26,406,821

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2016, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of February 28, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$27,179,267	$5,935,085	$725,890	$5,209,195
SSGA Enhanced Small Cap Fund	28,583,530	7,377,905	1,344,521	6,033,384
State Street Disciplined Emerging Markets Equity Fund	70,440,052	20,862,072	1,803,274	19,058,798
SSGA International Stock Selection Fund	286,966,502	21,110,175	9,759,656	11,350,519
SSGA High Yield Bond Fund	70,245,709	3,126,931	288,850	2,838,081

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net

78	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of February 28, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received

SSGA Dynamic Small Cap Fund	$1,886,719	$224,677	$1,751,471	$1,976,148
State Street Disciplined Emerging Markets Equity Fund	49,582	—	52,659	52,659

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2017:

SSGA Dynamic Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of February 28, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions
Common Stocks	$224,677	$—	$—	$—	$224,677

Total Borrowings	$224,677	$—	$—	$—	$224,677

Gross amount of recognized liabilities for securities lending transactions.					$224,677

9.	Line of Credit

The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Funds had no outstanding loans during the period ended February 28, 2017.

Interest Expense

The Funds may incur interest expense on cash overdrafts at the custodian or from the use of the line of credit. Interest expense incurred, if any, for the period ended February 28, 2017, is reflected on the Statements of Operations.

Notes to Financial Statements	79

SSGA Funds

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	Notes to Financial Statements

SSGA Funds

Other Information — February 28, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2016 to February 28, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA Dynamic Small Cap Fund
Class N	1.10%	$1,121.60	$5.79	$1,019.30	$5.51
Class A	1.30	1,120.10	6.83	1,018.30	6.51
Class I	1.05	1,121.50	5.52	1,019.60	5.26
Class K	0.85	1,122.50	4.47	1,020.60	4.26

SSGA Enhanced Small Cap Fund
Class N	0.75	1,123.20	3.95	1,021.10	3.76
Class A	0.95	1,121.60	5.00	1,020.10	4.76
Class I	0.70	1,122.50	3.68	1,021.30	3.51
Class K	0.50	1,123.80	2.63	1,022.30	2.51

State Street Disciplined Emerging Markets Equity Fund
Class N	1.25	1,011.30	6.23	1,018.60	6.26
Class A	1.45	1,010.30	7.23	1,017.60	7.25
Class I	1.20	1,010.80	5.98	1,018.80	6.01
Class K	1.00	1,011.80	4.99	1,019.80	5.01

SSGA International Stock Selection Fund
Class N	1.00	1,056.00	5.10	1,019.80	5.01
Class A	1.20	1,054.70	6.11	1,018.80	6.01
Class I	0.95	1,056.70	4.84	1,020.10	4.76
Class K	0.75	1,056.90	3.82	1,021.10	3.76

Other Information	81

SSGA Funds

Other Information, continued — February 28, 2017 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA High Yield Bond Fund
Class N	0.74%	$1,045.00	$3.75	$1,021.10	$3.71
Class A	0.95	1,044.10	4.81	1,020.10	4.76
Class I	0.70	1,043.80	3.55	1,021.30	3.51
Class K	0.50	1,046.20	2.54	1,022.30	2.51

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

82	Other Information

SSGA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

(800) 997-7327

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Fund Management and Service Providers	83

SSGACOMBOSAR01

Semi-Annual Report

28 February 2017

SSGA Funds

SSGA S&P 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

SSGA S&P 500 Index Fund

Semi-Annual Report

February 28, 2017 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSGA S&P 500 Index Fund

Portfolio Statistics — February 28, 2017 (Unaudited)

Portfolio Composition*	% of Master Portfolio Net Assets
Common Stock
Consumer Discretionary	11.9%
Consumer Staples	9.3
Energy	6.5
Financials	14.5
Health Care	13.9
Industrials	10.1
Information Technology	21.1
Materials	2.8
Real Estate	2.8
Telecommunication Services	2.4
Utilities	3.1
Short-Term Investments	1.4

Total Investments	99.8
Other Assets in Excess of Liabilities	0.2

100.0

Futures Contracts	0.1

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements and statements of the Portfolio.

SSGA S&P 500 Index Fund	1

SSGA S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2017 (Unaudited)

Assets
Investment in corresponding Portfolio, at value (Note 1)	$1,547,351,797
Receivable for fund shares sold	1,024,352
Receivable from Adviser (Note 3)	99,129

Total assets	1,548,475,278

Liabilities
Payable for fund shares repurchased	690,820
Administration fees payable (Note 3)	51,088
Shareholder servicing fee payable (Note 3)	28,171
Distribution fees payable (Note 3)	43,430
Transfer agent fees payable (Note 3)	62,154
Professional fees payable	16,965
Printing and postage fees payable	62,935
Accrued expenses and other liabilities	9,031

Total liabilities	964,594

Net Assets	$1,547,510,684

Net Assets Consist of:
Paid-in Capital	$740,913,246
Undistributed (distribution in excess of) net investment income (loss)	13,399,067
Accumulated net realized gain (loss) on investments and futures contracts allocated from Portfolio	(14,892,518)
Net unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	806,252,472
Futures contracts	1,838,417

Net Assets	$1,547,510,684

Net Asset Value Per Share
Net asset value per share	$34.55

Shares outstanding (unlimited amount authorized, $0.001 par value)	44,787,336

See accompanying notes to financial statements and statements of the Portfolio.

2	Statement of Assets and Liabilities

SSGA S&P 500 Index Fund

Statement of Operations — For the Six Months Ended February 28, 2017 (Unaudited)

Income and Expenses Allocated from Portfolio
Dividend income allocated from Portfolio (Note 2)	$16,129,592
Interest income allocated from Portfolio (Note 2)	42,001
Foreign taxes withheld	(53,269)
Expenses allocated from Portfolio (Note 2)	(387,885)

Total investment income (loss) allocated from portfolio	15,730,439

Expenses
Administration fees (Note 3)	375,043
Shareholder servicing fees	179,743
Distribution fees (Note 3)	277,104
Custodian fees (Note 3)	24,813
Trustees’ fees and expenses (Note 4)	28,011
Transfer agent fees (Note 3)	125,116
Registration and filing fees	24,775
Professional fees	73,360
Miscellaneous expenses	3,970

Total expenses	1,111,935

Expenses waived/reimbursed by the Adviser (Note 3)	(325,100)

Net expenses	786,835

Net investment income (loss)	14,943,604

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Portfolio on:
Investments	56,426,494
Futures contracts	2,690,159
Net change in unrealized appreciation/depreciation allocated from Portfolio on:
Investments	69,226,283
Futures contracts	(35,603)

Net Realized and Unrealized Gain (Loss)	128,307,333

Net Increase (Decrease) in Net Assets from Operations	$143,250,937

See accompanying notes to financial statements and statements of the Portfolio.

Statement of Operations	3

SSGA S&P 500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended 2/28/17 (Unaudited)	Year Ended 8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,943,604	$31,455,520
Net realized gain (loss)	59,116,653	390,422,755
Net change in unrealized appreciation (depreciation)	69,190,680	(239,009,716)

Net increase (decrease) in net assets resulting from operations	143,250,937	182,868,559

Distributions to Shareholders From:
Net investment income	(7,717,850)	(31,448,592)
Net realized gains	(102,985,327)	(32,493,009)

Total distributions to shareholders	(110,703,177)	(63,941,601)

From Beneficial Interest Transactions:
Proceeds from sale of shares sold	149,798,647	361,036,672
Reinvestment of distributions	108,859,794	60,778,489
Cost of shares redeemed	(262,643,449)	(553,843,557)

Net increase (decrease) in net assets from beneficial interest transactions	(3,985,008)	(132,028,396)

Net increase (decrease) in net assets during the period	28,562,752	(13,101,438)

Net assets at beginning of period	1,518,947,932	1,532,049,370

Net Assets at End of Period	$1,547,510,684	$1,518,947,932

Undistributed (distribution in excess of) net investment income (loss)	$13,399,067	$6,173,313

Shares of Beneficial Interest:
Shares sold	4,457,188	11,468,991
Reinvestment of distributions	3,304,577	1,945,044
Shares redeemed	(7,843,063)	(17,337,506)

Net increase (decrease)	(81,298)	(3,923,471)

See accompanying notes to financial statements and statements of the Portfolio.

4	Statement of Changes in Net Assets

SSGA S&P 500 Index Fund

Financial Highlights

Selected data for a share outstanding throughout each period(a)

	Six Months Ended 2/28/17 (Unaudited)		Year Ended 8/31/16		Year Ended 8/31/15		Year Ended 8/31/14(b)	Year Ended 8/31/13(b)	Year Ended 8/31/12(b)
Net asset value, beginning of period	$33.85		$31.40		$32.23		$26.57	$23.18	$20.09

Income (loss) from investment operations:
Net investment income (loss)(c)	0.33	(d)	0.66	(d)	0.61	(e)	0.56	0.52	0.47	(d)
Net realized and unrealized gain (loss)	2.86		3.10		(0.46)		5.96	3.67	3.09

Total from investment operations	3.19		3.76		0.15		6.52	4.19	3.56

Distributions to shareholders from:
Net investment income	(0.17)		(0.65)		(0.60)		(0.54)	(0.50)	(0.47)
Net realized gains	(2.32)		(0.66)		(0.38)		(0.32)	(0.30)	—

Total distributions	(2.49)		(1.31)		(0.98)		(0.86)	(0.80)	(0.47)

Net asset value, end of period	$34.55		$33.85		$31.40		$32.23	$26.57	$23.18

Total return(f)	9.93%		12.38%		0.36%		24.98%	18.54%	18.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,547,511		$1,518,948		$1,532,049		$1,508,573	$1,221,928	$1,131,262
Ratios to average net assets:
Total expenses	0.20	%(g)	0.20%		0.16%		0.15%	0.17%	0.19%
Net expenses	0.16	%(d)(g)	0.15	%(d)(e)	0.16	%(e)	0.15%	0.17%	0.18	%(d)
Net investment income (loss)	2.00	%(g)	2.03	%(d)(e)	1.88	%(e)	1.88%	2.08%	2.21	%(d)
Portfolio turnover rate(h)	1	%(i)	6%		2%		2%	2%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Beginning with the year ended August 31, 2015, the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(c)	Average daily shares outstanding were used for this calculation.
(d)	Reflects amounts waived and/or reimbursed by the investment adviser.
(e)	Reflects amounts waived by the administrator.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Portfolio turnover rate is from the Portfolio.
(i)	Not annualized.

See accompanying notes to financial statements and statements of the Portfolio.

Financial Highlights	5

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements — February 28, 2017 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of February 28, 2017, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate only to the following fund (the “Fund”):

Fund	Classes	Commencement of Operations:	Diversification Classification
SSGA S&P 500 Index Fund	Class N	December 30, 1992	Diversified

The financial statements of the remaining (5) series of the Trust are presented in a separate report.

The Fund is part of a master-feeder structure and invests substantially all of its assets in State Street Equity 500 Index Portfolio (the “Portfolio”), a separate series of the State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (approximately, 100.00% at February 28, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of February 28, 2017, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

6	Notes to Financial Statements

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.

The Fund is allocated a pro-rata share of the expense of its Portfolio.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), SSGA FM receives an annual fee accrued daily and paid monthly at a rate of 0.045% of the Portfolio’s average daily net assets.

The Adviser is contractually obligated until December 31, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2017 except with the approval of the Fund’s Board. During the period ended February 28, 2017, SSGA FM agreed to waive fees of $248,367.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Board. For the period ended February 28, 2017, SSGA FM waived fees in the amount of $74,893.

During the period ended February 28, 2017, SSGA FM voluntarily agreed to waive fees of $1,840.

For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution and Shareholder Servicing Fees

State Street Global Markets, LLC (the “Distributor” or “SSGM”), an affiliate of the Adviser, serves as the Distributor of the Trust. SSGM is a wholly owned subsidiary of State Street Corporation. The Trust adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).

Notes to Financial Statements	7

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to Financial Intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Additionally, the Board approved a limit of 0.062% on the amount of Rule 12b-1 fees paid to the Distributor.

With respect to Class N shares, the Fund has entered into, or may have been previously entered into, service agreements with the following entities affiliated with State Street: SSGM; Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems, as well as unaffiliated service providers (collectively, the “Agents”). The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Fund and/or Distributor pay the Agents monthly fees at a rate that shall not exceed 0.175% per annum of the average daily net asset value of the Fund’s shares owned by or for customers of these Agents. For the period ended February 28, 2017, the Fund’s Class N shares paid $366 to SSGM for shareholder servicing expenses to the Agents.

Transfer Agent Fees

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. Effective March 31, 2017, BFDS is a wholly owned entity of DST Systems, Inc. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of February 28, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA S&P 500 Index Fund	$807,654,382	$739,697,415	$—	$739,697,415

8	Notes to Financial Statements

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2017 (Unaudited)

6.	Risks

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	9

SSGA S&P 500 Index Fund

Other Information — February 28, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2016 to February 28, 2017.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA S&P 500 Index Fund	0.16%	$1,099.30	$0.83	$1,024.00	$0.80

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Expenses are reflective of both the Fund and the Portfolio.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

10	Other Information

SSGA S&P 500 Index Fund

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

(800) 997-7327

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Fund Management and Service Providers

SSGASPSAR01

28 February 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

February 28, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	February 28, 2017

Common Stocks	98.4%
Short-Term Investments	1.4
Other Assets in Excess of Liabilities	0.2

Total	100.0%

Top Five Sectors (excluding short-term investments)*	February 28, 2017

Information Technology	21.1%
Financials	14.5
Health Care	13.9
Consumer Discretionary	11.9
Industrials	10.1

Total	71.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	1

State Street Equity 500 Index Portfolio

Schedule of Investments — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.4%
Consumer Discretionary - 11.9%
Advance Auto Parts, Inc.	5,500	$861,355
Amazon.com, Inc. (a)	29,502	24,930,370
AutoNation, Inc. (a)	4,769	218,897
AutoZone, Inc. (a)	2,188	1,611,571
Bed Bath & Beyond, Inc.	11,530	465,812
Best Buy Co., Inc.	19,913	878,761
BorgWarner, Inc.	13,223	557,878
CarMax, Inc. (a)	13,197	851,734
Carnival Corp.	32,249	1,804,332
CBS Corp. Class B	28,293	1,865,075
Charter Communications, Inc. Class A (a)	16,300	5,265,878
Chipotle Mexican Grill, Inc. (a)	2,214	927,090
Coach, Inc.	22,500	857,025
Comcast Corp. Class A	354,930	13,281,481
D.R. Horton, Inc.	26,179	837,728
Darden Restaurants, Inc.	9,917	740,602
Delphi Automotive PLC	20,081	1,528,767
Discovery Communications, Inc. Class A (a)	12,597	362,290
Discovery Communications, Inc. Class C (a)	18,697	524,825
Dollar General Corp.	19,287	1,408,337
Dollar Tree, Inc. (a)	17,482	1,340,520
Expedia, Inc.	9,323	1,109,810
Foot Locker, Inc.	10,100	764,267
Ford Motor Co.	294,860	3,694,596
Gap, Inc.	15,364	381,334
Garmin, Ltd.	9,160	472,748
General Motors Co.	103,977	3,830,513
Genuine Parts Co.	10,920	1,045,153
Goodyear Tire & Rubber Co.	19,613	687,436
H&R Block, Inc.	16,351	336,177
Hanesbrands, Inc.	30,400	608,304
Harley-Davidson, Inc.	12,385	698,266
Harman International Industries, Inc.	5,105	569,820
Hasbro, Inc.	7,628	738,924
Home Depot, Inc.	90,710	13,144,786
Interpublic Group of Cos., Inc.	31,928	769,465
Kohl’s Corp.	12,388	527,977
L Brands, Inc.	17,746	933,795
Leggett & Platt, Inc.	9,844	484,128
Lennar Corp. Class A	15,425	752,586
LKQ Corp. (a)	20,800	656,864
Lowe’s Cos., Inc.	65,212	4,849,816
Macy’s, Inc.	24,361	809,272
Marriott International, Inc. Class A	24,452	2,127,079
Mattel, Inc.	27,743	713,827
McDonald’s Corp.	62,415	7,967,275
Michael Kors Holdings, Ltd. (a)	11,686	426,539
Mohawk Industries, Inc. (a)	4,569	1,034,239

Security Description	Shares	Value
Netflix, Inc. (a)	32,196	$4,576,017
Newell Brands, Inc.	37,350	1,831,270
News Corp. Class A	28,814	369,395
News Corp. Class B	7,500	99,000
NIKE, Inc. Class B	100,302	5,733,262
Nordstrom, Inc.	7,756	361,895
O’Reilly Automotive, Inc. (a)	7,120	1,934,575
Omnicom Group, Inc.	17,450	1,484,995
Priceline Group, Inc. (a)	3,708	6,393,074
PulteGroup, Inc.	22,543	497,073
PVH Corp.	6,051	554,272
Ralph Lauren Corp.	4,136	328,109
Ross Stores, Inc.	29,844	2,046,701
Royal Caribbean Cruises, Ltd.	12,800	1,230,080
Scripps Networks Interactive, Inc. Class A	6,863	554,324
Signet Jewelers, Ltd.	5,100	324,309
Staples, Inc.	40,834	367,098
Starbucks Corp.	109,392	6,221,123
Target Corp.	41,944	2,465,049
TEGNA, Inc.	15,252	390,909
Tiffany & Co.	8,481	779,149
Time Warner, Inc.	57,880	5,684,395
TJX Cos., Inc.	48,875	3,834,244
Tractor Supply Co.	9,774	693,074
TripAdvisor, Inc. (a)	9,015	373,852
Twenty-First Century Fox, Inc. Class A	77,109	2,307,101
Twenty-First Century Fox, Inc. Class B	34,400	1,009,640
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,400	1,203,092
Under Armour, Inc. Class A (a)	14,376	296,433
Under Armour, Inc. Class C (a)	14,478	268,712
Urban Outfitters, Inc. (a)	5,439	141,577
VF Corp.	24,428	1,281,249
Viacom, Inc. Class B	24,341	1,057,616
Walt Disney Co.	108,993	11,999,039
Whirlpool Corp.	5,659	1,010,641
Wyndham Worldwide Corp.	7,746	644,777
Wynn Resorts, Ltd.	5,859	563,343
Yum! Brands, Inc.	26,790	1,749,923

		183,915,711

Consumer Staples - 9.3%
Altria Group, Inc.	146,770	10,996,008
Archer-Daniels-Midland Co.	43,692	2,052,213
Brown-Forman Corp. Class B	12,022	586,193
Campbell Soup Co.	14,083	835,826
Church & Dwight Co., Inc.	20,600	1,026,704
Clorox Co.	9,479	1,296,822
Coca-Cola Co.	288,822	12,118,971
Colgate-Palmolive Co.	66,679	4,866,233
Conagra Brands, Inc.	30,951	1,275,491

See accompanying notes to schedule of investments.

2	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

Constellation Brands, Inc. Class A	13,176	$2,092,481
Costco Wholesale Corp.	32,834	5,817,528
Coty, Inc. Class A	37,840	710,635
CVS Health Corp.	80,127	6,456,634
Dr. Pepper Snapple Group, Inc.	13,903	1,299,096
Estee Lauder Cos., Inc. Class A	16,363	1,355,675
General Mills, Inc.	43,222	2,609,312
Hershey Co.	11,015	1,193,475
Hormel Foods Corp.	21,098	743,705
J.M. Smucker Co.	8,855	1,255,019
Kellogg Co.	19,607	1,452,291
Kimberly-Clark Corp.	26,273	3,482,486
Kraft Heinz Co.	45,151	4,131,768
Kroger Co.	70,410	2,239,038
McCormick & Co., Inc.	8,061	793,364
Mead Johnson Nutrition Co.	14,368	1,261,367
Molson Coors Brewing Co. Class B	13,609	1,366,208
Mondelez International, Inc. Class A	115,894	5,090,065
Monster Beverage Corp. (a)	30,087	1,246,805
PepsiCo, Inc.	107,938	11,914,196
Philip Morris International, Inc.	115,487	12,628,503
Procter & Gamble Co.	199,913	18,206,077
Reynolds American, Inc.	62,392	3,841,475
Sysco Corp.	38,435	2,026,293
Tyson Foods, Inc. Class A	21,491	1,344,477
Wal-Mart Stores, Inc.	113,299	8,036,298
Walgreens Boots Alliance, Inc.	64,213	5,546,719
Whole Foods Market, Inc.	23,087	708,078

		143,903,529

Energy - 6.5%
Anadarko Petroleum Corp.	41,744	2,698,750
Apache Corp.	29,270	1,539,309
Baker Hughes, Inc.	30,594	1,844,206
Cabot Oil & Gas Corp.	33,722	738,512
Chesapeake Energy Corp. (a)	45,894	250,122
Chevron Corp.	140,934	15,855,075
Cimarex Energy Co.	6,942	872,748
Concho Resources, Inc. (a)	10,300	1,364,235
ConocoPhillips	92,903	4,419,396
Devon Energy Corp.	38,850	1,684,536
Enbridge, Inc.	2,629	110,021
EOG Resources, Inc.	43,263	4,196,078
EQT Corp.	12,543	751,200
Exxon Mobil Corp.	310,172	25,223,187
Halliburton Co.	65,667	3,510,558
Helmerich & Payne, Inc.	7,974	545,182
Hess Corp.	20,244	1,041,351
Kinder Morgan, Inc.	140,676	2,997,806
Marathon Oil Corp.	65,189	1,043,024
Marathon Petroleum Corp.	39,302	1,949,379
Murphy Oil Corp.	11,662	329,918
National Oilwell Varco, Inc.	26,341	1,064,703

Security Description	Shares	Value
Newfield Exploration Co. (a)	15,685	$571,875
Noble Energy, Inc.	32,895	1,197,707
Occidental Petroleum Corp.	57,235	3,751,754
ONEOK, Inc.	15,804	854,206
Phillips 66	33,092	2,587,464
Pioneer Natural Resources Co.	13,024	2,422,073
Range Resources Corp.	14,541	401,623
Schlumberger, Ltd.	104,693	8,413,130
Southwestern Energy Co. (a)	37,344	280,454
TechnipFMC PLC (a)	36,209	1,170,275
Tesoro Corp.	8,749	745,327
Transocean, Ltd. (a)	27,890	385,440
Valero Energy Corp.	34,686	2,356,914
Williams Cos., Inc.	62,910	1,782,869

		100,950,407

Financials - 14.5%
Affiliated Managers Group, Inc.	4,276	718,069
Aflac, Inc.	30,337	2,194,882
Allstate Corp.	27,967	2,297,769
American Express Co.	57,652	4,615,619
American International Group, Inc.	73,232	4,680,989
Ameriprise Financial, Inc.	11,663	1,533,684
Aon PLC	19,582	2,264,658
Arthur J Gallagher & Co.	12,000	683,400
Assurant, Inc.	3,946	390,654
Bank of America Corp.	754,666	18,625,157
Bank of New York Mellon Corp.	79,191	3,733,064
BB&T Corp.	60,639	2,924,013
Berkshire Hathaway, Inc. Class B (a)	142,019	24,344,897
BlackRock, Inc.	8,918	3,455,368
Capital One Financial Corp.	36,068	3,385,342
CBOE Holdings, Inc.	6,800	530,740
Charles Schwab Corp.	91,689	3,705,152
Chubb, Ltd.	34,241	4,731,079
Cincinnati Financial Corp.	11,705	853,997
Citigroup, Inc.	212,093	12,685,282
Citizens Financial Group, Inc.	38,900	1,453,693
CME Group, Inc.	25,792	3,132,696
Comerica, Inc.	13,017	927,852
Discover Financial Services	30,177	2,146,792
E*TRADE Financial Corp. (a)	20,489	707,075
Fifth Third Bancorp	57,554	1,579,282
Franklin Resources, Inc.	26,151	1,125,539
Goldman Sachs Group, Inc.	27,788	6,893,091
Hartford Financial Services Group, Inc.	27,930	1,365,498
Huntington Bancshares, Inc.	75,965	1,074,145
Intercontinental Exchange, Inc.	45,625	2,606,556
Invesco, Ltd.	28,289	910,623
JPMorgan Chase & Co.	267,572	24,247,375
KeyCorp	82,179	1,542,500
Leucadia National Corp.	23,809	633,796
Lincoln National Corp.	16,710	1,172,374

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value
Loews Corp.	20,312	$954,258
M&T Bank Corp.	11,834	1,975,923
Marsh & McLennan Cos., Inc.	39,334	2,890,262
MetLife, Inc.	83,326	4,369,615
Moody’s Corp.	12,234	1,362,501
Morgan Stanley	108,155	4,939,439
Nasdaq, Inc.	9,225	655,990
Navient Corp.	26,641	410,538
Northern Trust Corp.	16,510	1,442,148
People’s United Financial, Inc.	22,434	430,733
PNC Financial Services Group, Inc.	36,442	4,636,516
Principal Financial Group, Inc.	20,726	1,296,204
Progressive Corp.	44,152	1,729,875
Prudential Financial, Inc.	32,137	3,552,424
Regions Financial Corp.	96,243	1,469,631
S&P Global, Inc.	18,798	2,433,777
State Street Corp. (b)	27,747	2,211,713
SunTrust Banks, Inc.	37,682	2,241,702
Synchrony Financial	59,971	2,173,349
T Rowe Price Group, Inc.	18,520	1,318,809
Torchmark Corp.	8,384	650,012
Travelers Cos., Inc.	20,598	2,517,900
Unum Group	17,324	845,931
US Bancorp	120,030	6,601,650
Wells Fargo & Co.	337,746	19,548,738
Willis Towers Watson PLC	9,479	1,217,388
XL Group, Ltd.	20,520	830,855
Zions Bancorp	15,258	685,084

		225,265,667

Health Care - 13.9%
Abbott Laboratories	129,249	5,826,545
AbbVie, Inc.	122,163	7,554,560
Aetna, Inc.	26,715	3,439,823
Agilent Technologies, Inc.	25,275	1,296,607
Alexion Pharmaceuticals, Inc. (a)	17,227	2,261,044
Allergan PLC	28,226	6,910,289
AmerisourceBergen Corp.	12,552	1,148,634
Amgen, Inc.	55,991	9,884,091
Anthem, Inc.	19,319	3,184,158
Baxter International, Inc.	36,370	1,851,960
Becton Dickinson and Co.	15,904	2,911,227
Biogen, Inc. (a)	16,347	4,717,744
Boston Scientific Corp. (a)	101,577	2,493,715
Bristol-Myers Squibb Co.	125,612	7,123,456
C.R. Bard, Inc.	5,462	1,339,501
Cardinal Health, Inc.	23,924	1,946,696
Celgene Corp. (a)	58,265	7,196,310
Centene Corp. (a)	13,500	951,750
Cerner Corp. (a)	22,263	1,225,355
Cigna Corp.	18,711	2,786,068
Cooper Cos., Inc.	3,900	776,646
Danaher Corp.	45,578	3,899,198
DaVita, Inc. (a)	11,472	796,272

Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	17,366	$1,103,088
Edwards Lifesciences Corp. (a)	15,790	1,484,892
Eli Lilly & Co.	72,957	6,041,569
Endo International PLC (a)	14,000	191,100
Envision Healthcare Corp. (a)	9,118	638,260
Express Scripts Holding Co. (a)	46,147	3,260,286
Gilead Sciences, Inc.	99,046	6,980,762
HCA Holdings, Inc. (a)	22,200	1,936,728
Henry Schein, Inc. (a)	6,300	1,080,828
Hologic, Inc. (a)	22,100	896,818
Humana, Inc.	11,417	2,411,841
IDEXX Laboratories, Inc. (a)	7,000	1,014,580
Illumina, Inc. (a)	10,900	1,824,660
Incyte Corp. (a)	13,100	1,743,610
Intuitive Surgical, Inc. (a)	2,852	2,101,924
Johnson & Johnson	203,441	24,862,525
Laboratory Corp. of America Holdings (a)	7,447	1,059,410
Mallinckrodt PLC (a)	8,200	429,844
McKesson Corp.	15,331	2,301,643
Medtronic PLC	103,304	8,358,327
Merck & Co., Inc.	205,298	13,522,979
Mettler-Toledo International, Inc. (a)	2,100	1,000,062
Mylan NV (a)	33,907	1,419,008
Patterson Cos., Inc.	6,459	293,562
PerkinElmer, Inc.	7,032	381,556
Perrigo Co. PLC	9,814	733,793
Pfizer, Inc.	452,848	15,451,174
Quest Diagnostics, Inc.	10,158	989,796
Regeneron Pharmaceuticals, Inc. (a)	5,658	2,113,263
Stryker Corp.	23,595	3,033,373
Thermo Fisher Scientific, Inc.	29,612	4,669,220
UnitedHealth Group, Inc.	71,622	11,844,846
Universal Health Services, Inc. Class B	6,800	854,080
Varian Medical Systems, Inc. (a)	7,531	631,776
Vertex Pharmaceuticals, Inc. (a)	18,348	1,662,696
Waters Corp. (a)	6,215	963,263
Zimmer Biomet Holdings, Inc.	14,827	1,735,945
Zoetis, Inc.	36,628	1,952,639

		214,497,375

Industrials - 10.1%
3M Co.	45,243	8,431,033
Acuity Brands, Inc.	3,000	633,900
Alaska Air Group, Inc.	9,000	880,380
Allegion PLC	7,537	547,111
American Airlines Group, Inc.	38,500	1,784,860
AMETEK, Inc.	18,401	993,102
Arconic, Inc.	33,663	969,158
Boeing Co.	43,124	7,772,239
C.H. Robinson Worldwide, Inc.	11,382	914,771
Caterpillar, Inc.	44,255	4,277,688

See accompanying notes to schedule of investments.

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value
Cintas Corp.	6,922	$816,865
CSX Corp.	68,559	3,329,225
Cummins, Inc.	11,744	1,743,867
Deere & Co.	21,754	2,381,845
Delta Air Lines, Inc.	53,666	2,679,543
Dover Corp.	12,345	988,835
Dun & Bradstreet Corp.	2,845	300,261
Eaton Corp. PLC	34,399	2,476,040
Emerson Electric Co.	48,769	2,931,017
Equifax, Inc.	8,395	1,100,668
Expeditors International of Washington, Inc.	14,444	814,353
Fastenal Co.	20,242	1,012,707
FedEx Corp.	17,950	3,463,991
Flowserve Corp.	9,555	443,830
Fluor Corp.	10,956	606,853
Fortive Corp.	22,139	1,276,313
Fortune Brands Home & Security, Inc.	12,500	722,875
General Dynamics Corp.	21,489	4,078,827
General Electric Co.	661,049	19,705,871
Honeywell International, Inc.	57,303	7,134,223
Illinois Tool Works, Inc.	23,071	3,045,603
Ingersoll-Rand PLC	19,016	1,509,110
Jacobs Engineering Group, Inc.	9,657	544,751
JB Hunt Transport Services, Inc.	7,000	687,190
Johnson Controls International PLC	68,593	2,876,790
Kansas City Southern	8,604	762,573
L3 Technologies, Inc.	6,165	1,037,693
Lockheed Martin Corp.	18,890	5,035,696
Masco Corp.	25,939	876,219
Nielsen Holdings PLC	23,375	1,036,915
Norfolk Southern Corp.	22,168	2,682,993
Northrop Grumman Corp.	13,186	3,258,129
PACCAR, Inc.	26,035	1,739,398
Parker-Hannifin Corp.	10,114	1,566,052
Pentair PLC	11,791	684,585
Quanta Services, Inc. (a)	11,593	432,651
Raytheon Co.	21,936	3,381,434
Republic Services, Inc.	18,214	1,128,357
Robert Half International, Inc.	9,374	452,202
Rockwell Automation, Inc.	9,379	1,417,167
Rockwell Collins, Inc.	10,300	984,577
Roper Technologies, Inc.	7,535	1,576,322
Ryder System, Inc.	4,155	316,403
Snap-on, Inc.	4,572	775,731
Southwest Airlines Co.	46,627	2,695,041
Stanley Black & Decker, Inc.	11,650	1,481,298
Stericycle, Inc. (a)	6,604	547,340
Textron, Inc.	20,506	969,934
TransDigm Group, Inc.	4,000	1,016,800
Union Pacific Corp.	61,938	6,685,588
United Continental Holdings, Inc. (a)	22,000	1,629,980
United Parcel Service, Inc. Class B	51,755	5,473,609
United Rentals, Inc. (a)	6,100	780,983

Security Description	Shares	Value
United Technologies Corp.	57,527	$6,474,664
Verisk Analytics, Inc. (a)	12,100	1,003,332
W.W. Grainger, Inc.	4,012	994,816
Waste Management, Inc.	30,604	2,243,885
Xylem, Inc.	14,134	680,128

		155,698,190

Information Technology - 21.1%
Accenture PLC Class A	46,582	5,706,295
Activision Blizzard, Inc.	50,900	2,297,117
Adobe Systems, Inc. (a)	37,313	4,415,620
Akamai Technologies, Inc. (a)	12,634	790,888
Alliance Data Systems Corp.	4,204	1,021,488
Alphabet, Inc. Class A (a)	22,123	18,692,386
Alphabet, Inc. Class C (a)	22,145	18,229,985
Amphenol Corp. Class A	22,880	1,583,525
Analog Devices, Inc.	23,518	1,926,830
Apple, Inc.	399,364	54,708,874
Applied Materials, Inc.	80,753	2,924,874
Autodesk, Inc. (a)	14,370	1,240,131
Automatic Data Processing, Inc.	33,765	3,464,964
Broadcom, Ltd.	29,835	6,293,097
CA, Inc.	24,759	798,973
Cisco Systems, Inc.	373,529	12,767,221
Citrix Systems, Inc. (a)	11,478	906,188
Cognizant Technology Solutions Corp. Class A (a)	45,327	2,686,531
Corning, Inc.	72,850	2,011,389
CSRA, Inc.	9,732	290,208
eBay, Inc. (a)	79,658	2,700,406
Electronic Arts, Inc. (a)	21,721	1,878,867
F5 Networks, Inc. (a)	5,059	724,803
Facebook, Inc. Class A (a)	175,007	23,720,449
Fidelity National Information Services, Inc.	24,386	2,006,236
First Solar, Inc. (a)	6,849	247,865
Fiserv, Inc. (a)	16,442	1,897,407
FLIR Systems, Inc.	11,839	434,610
Global Payments, Inc.	11,275	898,505
Harris Corp.	8,598	944,920
Hewlett Packard Enterprise Co.	124,463	2,840,246
HP, Inc.	128,763	2,236,613
Intel Corp.	352,820	12,772,084
International Business Machines Corp.	64,347	11,570,878
Intuit, Inc.	18,626	2,336,445
Juniper Networks, Inc.	27,844	779,632
KLA-Tencor Corp.	11,473	1,033,947
Lam Research Corp.	12,681	1,503,206
Linear Technology Corp.	18,321	1,183,170
MasterCard, Inc. Class A	71,549	7,903,303
Microchip Technology, Inc.	17,006	1,233,275
Micron Technology, Inc. (a)	79,528	1,864,136
Microsoft Corp.	582,077	37,241,286
Motorola Solutions, Inc.	12,428	981,439

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value
NetApp, Inc.	19,943	$834,216
NVIDIA Corp.	39,712	4,029,974
Oracle Corp.	225,470	9,602,767
Paychex, Inc.	23,831	1,463,700
PayPal Holdings, Inc. (a)	83,958	3,526,236
Qorvo, Inc. (a)	9,800	647,780
QUALCOMM, Inc.	111,085	6,274,081
Red Hat, Inc. (a)	12,530	1,037,609
salesforce.com, Inc. (a)	47,805	3,888,937
Seagate Technology PLC	22,976	1,107,213
Skyworks Solutions, Inc.	13,600	1,289,416
Symantec Corp.	45,903	1,311,449
TE Connectivity, Ltd.	26,449	1,969,657
Teradata Corp. (a)	9,013	280,304
Texas Instruments, Inc.	75,106	5,754,622
Total System Services, Inc.	13,399	729,978
VeriSign, Inc. (a)	6,920	570,692
Visa, Inc. Class A	138,940	12,218,384
Western Digital Corp.	21,706	1,668,757
Western Union Co.	37,340	733,358
Xerox Corp.	63,292	470,893
Xilinx, Inc.	18,542	1,090,640
Yahoo!, Inc. (a)	64,137	2,928,495

		327,119,470

Materials - 2.8%
Air Products & Chemicals, Inc.	16,207	2,276,597
Albemarle Corp.	7,600	771,476
Avery Dennison Corp.	6,518	526,068
Ball Corp.	12,858	945,449
CF Industries Holdings, Inc.	16,730	525,657
Dow Chemical Co.	84,090	5,235,443
E.I. du Pont de Nemours & Co.	65,194	5,120,337
Eastman Chemical Co.	10,672	856,428
Ecolab, Inc.	19,865	2,462,664
FMC Corp.	10,522	606,278
Freeport-McMoRan, Inc. (a)	92,464	1,239,018
International Flavors & Fragrances, Inc.	5,280	663,696
International Paper Co.	30,508	1,607,772
LyondellBasell Industries NV Class A	24,252	2,212,752
Martin Marietta Materials, Inc.	4,855	1,048,437
Monsanto Co.	32,794	3,732,941
Mosaic Co.	27,716	864,462
Newmont Mining Corp.	41,373	1,416,611
Nucor Corp.	24,606	1,539,597
PPG Industries, Inc.	20,388	2,088,343
Praxair, Inc.	20,800	2,469,168
Sealed Air Corp.	15,169	705,055
Sherwin-Williams Co.	5,787	1,785,521
Vulcan Materials Co.	9,790	1,180,772
WestRock Co.	19,148	1,028,631

		42,909,173

Security Description	Shares	Value
Real Estate - 2.8%
American Tower Corp. REIT	31,882	$3,659,735
Apartment Investment & Management Co. Class A REIT	11,865	552,078
AvalonBay Communities, Inc. REIT	10,529	1,935,020
Boston Properties, Inc. REIT	11,421	1,587,862
CBRE Group, Inc. Class A (a)	21,708	773,239
Crown Castle International Corp. REIT	26,842	2,510,532
Digital Realty Trust, Inc. REIT	12,000	1,296,000
Equinix, Inc. REIT	5,138	1,932,248
Equity Residential REIT	27,038	1,705,287
Essex Property Trust, Inc. REIT	5,055	1,186,408
Extra Space Storage, Inc. REIT	9,500	752,305
Federal Realty Investment Trust REIT	5,400	759,942
GGP, Inc. REIT	42,942	1,067,538
HCP, Inc. REIT	32,677	1,071,479
Host Hotels & Resorts, Inc. REIT	54,259	976,119
Iron Mountain, Inc. REIT	18,074	656,990
Kimco Realty Corp. REIT	32,916	798,213
Macerich Co. REIT	8,645	582,500
Mid-America Apartment Communities, Inc. REIT	8,800	904,024
Prologis, Inc. REIT	39,347	2,008,664
Public Storage REIT	11,152	2,536,634
Realty Income Corp. REIT	19,800	1,213,344
Simon Property Group, Inc. REIT	23,535	4,339,854
SL Green Realty Corp. REIT	8,000	901,440
UDR, Inc. REIT	20,100	733,650
Ventas, Inc. REIT	26,803	1,743,535
Vornado Realty Trust REIT	13,046	1,433,364
Welltower, Inc. REIT	26,881	1,891,885
Weyerhaeuser Co. REIT	55,198	1,861,277

		43,371,166

Telecommunication Services - 2.4%
AT&T, Inc.	458,918	19,178,183
CenturyLink, Inc.	43,173	1,047,377
Frontier Communications Corp.	91,638	268,500
Level 3 Communications, Inc. (a)	21,500	1,230,875
Verizon Communications, Inc.	304,251	15,099,977

		36,824,912

Utilities - 3.1%
AES Corp.	49,859	574,376
Alliant Energy Corp.	18,500	730,380
Ameren Corp.	18,956	1,036,704
American Electric Power Co., Inc.	35,743	2,393,709
American Water Works Co., Inc.	12,300	959,400
CenterPoint Energy, Inc.	33,235	907,980
CMS Energy Corp.	22,101	983,937
Consolidated Edison, Inc.	23,500	1,810,440
Dominion Resources, Inc.	46,968	3,646,595

See accompanying notes to schedule of investments.

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Security Description	Shares	Value

DTE Energy Co.	13,239	$1,342,170
Duke Energy Corp.	51,591	4,258,837
Edison International	24,205	1,930,107
Entergy Corp.	14,200	1,088,572
Eversource Energy	24,543	1,439,692
Exelon Corp.	66,959	2,458,065
FirstEnergy Corp.	32,229	1,045,186
NextEra Energy, Inc.	35,057	4,592,467
NiSource, Inc.	23,078	551,795
NRG Energy, Inc.	22,498	372,567
PG&E Corp.	37,712	2,517,276
Pinnacle West Capital Corp.	8,756	719,656
PPL Corp.	50,456	1,860,817
Public Service Enterprise Group, Inc.	37,536	1,725,905
SCANA Corp.	11,501	797,594
Sempra Energy	18,924	2,087,128
Southern Co.	73,384	3,729,375
WEC Energy Group, Inc.	23,287	1,403,507
Xcel Energy, Inc.	37,600	1,643,496

		48,607,733

Total Common Stocks (Cost $519,469,669)		1,523,063,333

Short-Term Investments - 1.4%
Money Market Fund - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)(d)	17,441,428	17,441,428

	Principal Amount	Value
U.S. Government Security - 0.3%
U.S. Treasury Bill 0.42% 3/2/2017(e)(f)	$3,860,000	$3,859,955

Total Short-Term Investments (Cost $21,301,383)		21,301,383

Total Investments - 99.8% (Cost $540,771,052)(g)		1,544,364,716

Other Assets in Excess of Liabilities - 0.2%		2,988,253

Net Assets - 100.0%		$1,547,352,969

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2017.
(e)	All or part of this security has been designated as collateral for futures contracts.
(f)	Rate represents annualized yield at date of purchase.
(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2017 was $1,016,417,191 and $12,823,527, respectively, resulting in net unrealized appreciation of investments of $1,003,593,664.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$183,915,711	$—	$—	$183,915,711
Consumer Staples	143,903,529	—	—	143,903,529
Energy	100,950,407	—	—	100,950,407
Financials	225,265,667	—	—	225,265,667
Health Care	214,497,375	—	—	214,497,375
Industrials	155,698,190	—	—	155,698,190
Information Technology	327,119,470	—	—	327,119,470
Materials	42,909,173	—	—	42,909,173
Real Estate	43,371,166	—	—	43,371,166
Telecommunication Services	36,824,912	—	—	36,824,912
Utilities	48,607,733	—	—	48,607,733

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 28, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Term Investments
Money Market Fund	$17,441,428	$—	$—	$17,441,428
U.S. Government Security	—	3,859,955	—	3,859,955

Total Investments	$1,540,504,761	$3,859,955	$—	$1,544,364,716

Other Financial Instruments:
Futures Contracts(a)	$1,111,138	$—	$—	$1,111,138

Total Investments and Other Financial Instruments	$1,541,615,899	$3,859,955	$—	$1,545,475,854

(a)	Futures Contracts are valued at unrealized appreciation (depreciation). Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

At February 28, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index (long)	03/17/2017	214	$25,281,960	$1,111,138

During the period ended February 28, 2017, average notional value related to futures contracts was $25,625,391 or 2% of net assets.

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 2/28/17	Value at 2/28/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	27,747	$2,156,497	—	—	27,747	$2,211,713	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	35,615,580	36,599,722	17,441,428	17,441,428	17,582	—

Total		$20,582,067				$19,653,141	$17,582	$—

See accompanying notes to schedule of investments.

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — February 28, 2017 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended February 28, 2017.

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — February 28, 2017 (Unaudited)

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended February 28, 2017, the Portfolio entered into futures contracts for cash equitization, for return enhancement and to facilitate daily liquidity.

The following table summarizes the value of the Portfolio’s derivative instruments as of February 28, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts(a)	$—	$—	$—	$1,111,138	$—	$1,111,138

(a)	Unrealized appreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2017 are disclosed in the Schedule of Investments.

10	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — February 28, 2017 (Unaudited)

Assets
Investments in unaffiliated issuers, at value	$1,524,711,575
Investments in affiliated issuers, at value	19,653,141

Total Investments	1,544,364,716
Receivable for investments sold	2,244,591
Dividends and interest receivable — unaffiliated issuers	3,187,071
Dividends receivable — affiliated issuers	7,731
Receivable from Adviser	3,701

Total assets	1,549,807,810

Liabilities
Payable for investments purchased	2,285,979
Payable to broker — variation margin on open futures contracts	58,851
Advisory fee payable	110,011

Total liabilities	2,454,841

Net Assets	$1,547,352,969

See accompanying notes to schedule of investments.

Statement of Assets and Liabilities	11

Annual Report

31 December 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The investment objective of the State Street Equity 500 Index Portfolio (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

For the Reporting Period, the total return for the Fund was 11.90%, and the total return for the Index was 11.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, cash drag and small security misweights compared to the Index contributed to the difference between the Fund’s performance and that of the Index.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Among the drivers of this selloff to open the New Year was a series of conflicting messages from China’s policy makers in both equity and currency markets. Looking at the year to date return for the Index at the end of the first quarter of 2016, performance of +1.4% could mistakenly indicate an uneventful time period in financial markets. That modest absolute outcome of course belies an aggressive selloff in global equities to open the year that took the Index down 6% during the first week of 2016, the worst opening week on record, and to an eventual decline of more than 10% for the year through February 11th. The Fund’s performance during the first quarter of 2016 was +1.33%.

As the second quarter of 2016 opened, the “reflation trade” that commenced in mid-February and closed out the end of the first quarter of 2016 continued apace in April with growth assets broadly posting positive returns, though with some signs of consolidation towards the end of the month. The second quarter posted a performance of +2.42% for the Fund.

Global markets entered the third quarter riding the tailwind of an aggressive snap back rally following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. After world markets declined in the two days following the referendum, they turned around and surpassed the drop through the end of July. The improved tone was enough to propel the Index to a new all-time high, surpassing the previous high set 14 months earlier in May of 2015. In contrast to August of 2015, when global equity markets witnessed their most volatile month since 2011, markets demonstrated an air of complacency in August 2016. In fact, the Index did not experience a daily price move of greater than 1%, up or down, between July 8th and September 8th. Using 30 day realized volatility as a measure, it was chronicled by the Wall Street Journal on August 23rd that the 30 preceding trading days had been the least volatile for the Index in over two decades. It was perhaps no coincidence that the relative stability markets exhibited in August occurred during a month in which the central banking calendar was relatively light. Following this, September was a relatively flat month and the Fund’s performance was +3.62% for the third quarter of 2016.

As the final quarter of 2016 commenced, October provided investors few places to avoid negative returns as both safe haven investments and riskier growth assets came under pressure during the month. In a year notable for unexpected challenges to the established political order, November 8th, 2016 delivered another entry to that ledger in the largely unanticipated victory of Donald Trump over Hillary Clinton to close out the highly contentious U.S. presidential election campaign. The initial reaction in overnight financial markets as the surprising election results were reported was a sharp risk off trade

State Street Master Funds

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) — (continued)

suggesting considerable concern among unwitting investors. To-wit, from 10:00 p.m. EST when the first hints of the unexpected election outcome began to resonate, to midnight when the election outcome was all but certain, futures on the Index declined nearly 6%, the 10 year U.S. Treasury Yield plunged nearly 20 basis points and the common risk haven gold surged 5%. About the time Donald Trump made what was broadly judged to be a conciliatory acceptance speech, all these markets performed an abrupt about face, sending the Index to a gain of more than 1%, gold prices lower and bond yields higher when all was said and done on November 9th . Far from a one day relief rally, the trading days following the election saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November – a trend that would continue through the end of the year. For the fourth quarter of the 2016, the Fund performed up 3.84%.

On an individual security level, the top positive contributors to the Fund’s performance were: Exxon Mobil Corporation, AT&T, Inc. and JPMorgan Chase & Co. The top negative contributors to the Fund’s performance were: Alexion Pharmaceuticals, Inc., Gilead Sciences, Inc. and Allergan plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Master Funds

State Street Equity 500 Index Portfolio

Performance Summary (Unaudited)

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2016

	Total Return One Year Ended December 31, 2016	Average Annual Total Return Five Years Ended December 31, 2016	Average Annual Total Return Ten Years Ended December 31, 2016

State Street Equity 500 Index Portfolio	11.90%	14.62%	6.92%

S&P 500® Index(b)	11.96%	14.66%	6.95%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

Line graph is based on cumulative total return.

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Common Stocks	98.4%
Short-Term Investments	1.5
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2016
Information Technology	20.4%
Financials	14.6
Health Care	13.4
Consumer Discretionary	11.8
Industrials	10.1
Total	70.3%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – 98.4%
Consumer Discretionary – 11.8%
Advance Auto Parts, Inc.	5,500	$930,160
Amazon.com, Inc.(a)	30,602	22,947,522
AutoNation, Inc.(a)	4,769	232,012
AutoZone, Inc.(a)	2,288	1,807,040
Bed Bath & Beyond, Inc.	11,530	468,579
Best Buy Co., Inc.	22,313	952,096
BorgWarner, Inc.	16,623	655,611
CarMax, Inc.(a)	15,197	978,535
Carnival Corp.	32,249	1,678,883
CBS Corp. Class B	30,493	1,939,965
Charter Communications, Inc. Class A(a)	16,800	4,837,056
Chipotle Mexican Grill, Inc.(a)	2,214	835,386
Coach, Inc.	22,500	787,950
Comcast Corp. Class A	184,465	12,737,308
D.R. Horton, Inc.	26,179	715,472
Darden Restaurants, Inc.	9,917	721,164
Delphi Automotive PLC	21,481	1,446,745
Discovery Communications, Inc. Class A(a)	12,597	345,284
Discovery Communications, Inc. Class C(a)	18,697	500,706
Dollar General Corp.	19,287	1,428,588
Dollar Tree, Inc.(a)	18,682	1,441,877
Expedia, Inc.	9,323	1,056,109
Foot Locker, Inc.	10,100	715,989
Ford Motor Co.	306,860	3,722,212
Gap, Inc.	19,364	434,528
Garmin, Ltd.	9,160	444,168
General Motors Co.	106,777	3,720,111
Genuine Parts Co.	10,920	1,043,297
Goodyear Tire & Rubber Co.	19,613	605,453
H&R Block, Inc.	16,351	375,910
Hanesbrands, Inc.	30,400	655,728
Harley-Davidson, Inc.	14,785	862,557
Harman International Industries, Inc.	5,105	567,472
Hasbro, Inc.	9,128	710,067
Home Depot, Inc.	94,710	12,698,717
Interpublic Group of Cos., Inc.	31,928	747,434
Kohl’s Corp.	12,388	611,719
L Brands, Inc.	17,746	1,168,397
Leggett & Platt, Inc.	9,844	481,175
Lennar Corp. Class A	15,425	662,195
LKQ Corp.(a)	25,000	766,250
Lowe’s Cos., Inc.	67,212	4,780,117
Macy’s, Inc.	24,361	872,367
Marriott International, Inc. Class A	24,452	2,021,691
Mattel, Inc.	27,743	764,320
McDonald’s Corp.	64,515	7,852,766
Michael Kors Holdings, Ltd.(a)	11,686	502,264
Mohawk Industries, Inc.(a)	5,069	1,012,178
Netflix, Inc.(a)	33,596	4,159,185
Newell Brands, Inc.	37,350	1,667,678
News Corp. Class A	28,814	330,208
News Corp. Class B	7,500	88,500
NIKE, Inc. Class B	103,102	5,240,675
Nordstrom, Inc.	7,756	371,745
O’Reilly Automotive, Inc.(a)	7,120	1,982,279
Omnicom Group, Inc.	18,750	1,595,813
Priceline Group, Inc.(a)	3,808	5,582,757
PulteGroup, Inc.	22,543	414,340
PVH Corp.	6,051	546,042
Ralph Lauren Corp.	4,136	373,564
Ross Stores, Inc.	29,844	1,957,766
Royal Caribbean Cruises, Ltd.	12,800	1,050,112
Scripps Networks Interactive, Inc. Class A	6,863	489,812
Signet Jewelers, Ltd.	5,100	480,726
Staples, Inc.	55,534	502,583
Starbucks Corp.	113,092	6,278,868
Target Corp.	43,844	3,166,852
TEGNA, Inc.	15,252	326,240
Tiffany & Co.	8,481	656,684
Time Warner, Inc.	59,780	5,770,563
TJX Cos., Inc.	50,675	3,807,213
Tractor Supply Co.	9,774	740,967
TripAdvisor, Inc.(a)	9,015	418,026
Twenty-First Century Fox, Inc. Class A	81,709	2,291,120
Twenty-First Century Fox, Inc. Class B	34,400	937,400
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,400	1,121,736
Under Armour, Inc. Class A(a)	14,376	417,623
Under Armour, Inc. Class C(a)	14,478	364,411
Urban Outfitters, Inc.(a)	5,439	154,903
VF Corp.	26,428	1,409,934
Viacom, Inc. Class B	27,641	970,199
Walt Disney Co.	113,293	11,807,396
Whirlpool Corp.	5,659	1,028,636
Wyndham Worldwide Corp.	8,946	683,206
Wynn Resorts, Ltd.	5,859	506,862
Yum! Brands, Inc.	26,790	1,696,611

		179,632,365

Consumer Staples – 9.2%
Altria Group, Inc.	151,370	10,235,639
Archer-Daniels-Midland Co.	43,692	1,994,540
Brown-Forman Corp. Class B	15,122	679,280
Campbell Soup Co.	14,083	851,599
Church & Dwight Co., Inc.	20,600	910,314
Clorox Co.	10,379	1,245,688
Coca-Cola Co.	301,422	12,496,956
Colgate-Palmolive Co.	68,979	4,513,986
Conagra Brands, Inc.	30,951	1,224,112
Constellation Brands, Inc. Class A	14,076	2,157,991
Costco Wholesale Corp.	33,934	5,433,173
Coty, Inc. Class A	37,840	692,850
CVS Health Corp.	82,427	6,504,315
Dr. Pepper Snapple Group, Inc.	13,903	1,260,585
Estee Lauder Cos., Inc. Class A	17,763	1,358,692
General Mills, Inc.	45,422	2,805,717
Hershey Co.	11,015	1,139,281
Hormel Foods Corp.	21,098	734,421
J.M. Smucker Co.	8,855	1,133,971
Kellogg Co.	19,607	1,445,232

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	27,473	$3,135,219
Kraft Heinz Co.	46,851	4,091,029
Kroger Co.	74,710	2,578,242
McCormick & Co., Inc.	9,561	892,328
Mead Johnson Nutrition Co.	14,368	1,016,680
Molson Coors Brewing Co. Class B	14,609	1,421,602
Mondelez International, Inc. Class A	120,394	5,337,066
Monster Beverage Corp.(a)	30,087	1,334,058
PepsiCo, Inc.	111,638	11,680,684
Philip Morris International, Inc.	120,287	11,005,058
Procter & Gamble Co.	207,513	17,447,693
Reynolds American, Inc.	64,992	3,642,152
Sysco Corp.	38,435	2,128,146
Tyson Foods, Inc. Class A	23,291	1,436,589
Wal-Mart Stores, Inc.	117,199	8,100,795
Walgreens Boots Alliance, Inc.	65,813	5,446,684
Whole Foods Market, Inc.	26,187	805,512

		140,317,879

Energy – 7.4%
Anadarko Petroleum Corp.	43,144	3,008,431
Apache Corp.	29,270	1,857,767
Baker Hughes, Inc.	32,794	2,130,626
Cabot Oil & Gas Corp.	38,322	895,202
Chesapeake Energy Corp.(a)	45,894	322,176
Chevron Corp.	146,534	17,247,052
Cimarex Energy Co.	7,742	1,052,138
Concho Resources, Inc.(a)	10,300	1,365,780
ConocoPhillips	95,503	4,788,520
Devon Energy Corp.	40,850	1,865,619
EOG Resources, Inc.	44,663	4,515,429
EQT Corp.	14,343	938,032
Exxon Mobil Corp.	321,372	29,007,037
FMC Technologies, Inc.(a)	17,509	622,095
Halliburton Co.	65,667	3,551,928
Helmerich & Payne, Inc.	7,974	617,188
Hess Corp.	20,244	1,260,999
Kinder Morgan, Inc.	147,176	3,048,015
Marathon Oil Corp.	65,189	1,128,421
Marathon Petroleum Corp.	42,102	2,119,836
Murphy Oil Corp.	11,662	363,038
National Oilwell Varco, Inc.	29,941	1,120,991
Newfield Exploration Co.(a)	15,685	635,242
Noble Energy, Inc.	32,895	1,251,984
Occidental Petroleum Corp.	59,035	4,205,063
ONEOK, Inc.	15,804	907,308
Phillips 66	34,192	2,954,531
Pioneer Natural Resources Co.	13,024	2,345,232
Range Resources Corp.	14,541	499,629
Schlumberger, Ltd.	107,693	9,040,827
Southwestern Energy Co.(a)	37,344	404,062
Spectra Energy Corp.	53,441	2,195,891
Tesoro Corp.	8,749	765,100
Transocean, Ltd.(a)	27,890	411,099
Valero Energy Corp.	34,686	2,369,747
Williams Cos., Inc.	52,710	1,641,389

		112,453,424

Financials – 14.6%
Affiliated Managers Group, Inc.(a)	4,276	621,303
Aflac, Inc.	32,437	2,257,615
Allstate Corp.	27,967	2,072,914
American Express Co.	59,952	4,441,244
American International Group, Inc.	75,632	4,939,526
Ameriprise Financial, Inc.	12,763	1,415,927
Aon PLC	20,782	2,317,816
Arthur J Gallagher & Co.	14,500	753,420
Assurant, Inc.	5,046	468,572
Bank of America Corp.	786,366	17,378,689
Bank of New York Mellon Corp.	82,491	3,908,424
BB&T Corp.	62,639	2,945,286
Berkshire Hathaway, Inc. Class B(a)	147,119	23,977,455
BlackRock, Inc.	9,318	3,545,872
Capital One Financial Corp.	37,268	3,251,260
Charles Schwab Corp.	91,689	3,618,965
Chubb, Ltd.	36,541	4,827,797
Cincinnati Financial Corp.	11,705	886,654
Citigroup, Inc.	221,593	13,169,272
Citizens Financial Group, Inc.	38,900	1,386,007
CME Group, Inc.	25,792	2,975,107
Comerica, Inc.	13,017	886,588
Discover Financial Services	30,177	2,175,460
E*TRADE Financial Corp.(a)	20,489	709,944
Fifth Third Bancorp	57,554	1,552,231
Franklin Resources, Inc.	26,151	1,035,057
Goldman Sachs Group, Inc.	28,588	6,845,397
Hartford Financial Services Group, Inc.	30,330	1,445,225
Huntington Bancshares, Inc.	86,565	1,144,389
Intercontinental Exchange, Inc.	45,625	2,574,162
Invesco, Ltd.	32,689	991,784
JPMorgan Chase & Co.	277,272	23,925,801
KeyCorp	82,179	1,501,410
Leucadia National Corp.	23,809	553,559
Lincoln National Corp.	16,710	1,107,372
Loews Corp.	20,312	951,211
M&T Bank Corp.	11,834	1,851,193
Marsh & McLennan Cos., Inc.	39,334	2,658,585
MetLife, Inc.	86,426	4,657,497
Moody’s Corp.	13,434	1,266,423
Morgan Stanley	112,655	4,759,674
Nasdaq, Inc.	9,225	619,182
Navient Corp.	26,641	437,712
Northern Trust Corp.	16,510	1,470,216
People’s United Financial, Inc.	22,434	434,322
PNC Financial Services Group, Inc.	37,542	4,390,912
Principal Financial Group, Inc.	20,726	1,199,206
Progressive Corp.	44,152	1,567,396
Prudential Financial, Inc.	33,237	3,458,642
Regions Financial Corp.	96,243	1,382,049
S&P Global, Inc.	19,998	2,150,585
State Street Corp.(b)	27,747	2,156,497
SunTrust Banks, Inc.	37,682	2,066,858

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Synchrony Financial	59,971	$2,175,148
T Rowe Price Group, Inc.	18,520	1,393,815
Torchmark Corp.	8,384	618,404
Travelers Cos., Inc.	21,798	2,668,511
Unum Group	17,324	761,043
US Bancorp	123,930	6,366,284
Wells Fargo & Co.	350,146	19,296,546
Willis Towers Watson PLC	10,379	1,269,144
XL Group, Ltd.	20,520	764,575
Zions Bancorp	15,258	656,704

		221,055,838

Health Care – 13.4%
Abbott Laboratories	113,759	4,369,483
AbbVie, Inc.	126,263	7,906,589
Aetna, Inc.	26,715	3,312,927
Agilent Technologies, Inc.	25,275	1,151,529
Alexion Pharmaceuticals, Inc.(a)	17,227	2,107,724
Allergan PLC(a)	29,126	6,116,751
AmerisourceBergen Corp.	12,552	981,441
Amgen, Inc.	57,991	8,478,864
Anthem, Inc.	20,219	2,906,886
Baxter International, Inc.	38,970	1,727,930
Becton Dickinson and Co.	16,404	2,715,682
Biogen, Inc.(a)	16,947	4,805,830
Boston Scientific Corp.(a)	108,077	2,337,706
Bristol-Myers Squibb Co.	129,012	7,539,461
C.R. Bard, Inc.	5,862	1,316,957
Cardinal Health, Inc.	23,924	1,721,810
Celgene Corp.(a)	59,765	6,917,799
Centene Corp.(a)	13,500	762,885
Cerner Corp.(a)	23,963	1,135,127
Cigna Corp.	19,711	2,629,250
Cooper Cos., Inc.	3,900	682,227
Danaher Corp.	47,078	3,664,552
DaVita, Inc.(a)	12,972	832,802
DENTSPLY SIRONA, Inc.	17,366	1,002,539
Edwards Lifesciences Corp.(a)	17,190	1,610,703
Eli Lilly & Co.	74,957	5,513,087
Endo International PLC(a)	14,000	230,580
Envision Healthcare Corp.(a)	9,118	577,078
Express Scripts Holding Co.(a)	47,647	3,277,637
Gilead Sciences, Inc.	102,046	7,307,514
HCA Holdings, Inc.(a)	22,200	1,643,244
Henry Schein, Inc.(a)	6,300	955,773
Hologic, Inc.(a)	22,100	886,652
Humana, Inc.	11,417	2,329,411
Illumina, Inc.(a)	11,800	1,510,872
Intuitive Surgical, Inc.(a)	3,052	1,935,487
Johnson & Johnson	210,741	24,279,471
Laboratory Corp. of America Holdings(a)	7,447	956,046
Mallinckrodt PLC(a)	8,200	408,524
McKesson Corp.	17,731	2,490,319
Medtronic PLC	107,004	7,621,895
Merck & Co., Inc.	214,698	12,639,271
Mettler-Toledo International, Inc.(a)	2,100	878,976
Mylan NV(a)	36,607	1,396,557
Patterson Cos., Inc.	6,459	265,013
PerkinElmer, Inc.	9,732	507,524
Perrigo Co. PLC	11,614	966,633
Pfizer, Inc.	471,248	15,306,135
Quest Diagnostics, Inc.	11,358	1,043,800
Regeneron Pharmaceuticals, Inc.(a)	5,958	2,187,122
St. Jude Medical, Inc.	22,153	1,776,449
Stryker Corp.	23,595	2,826,917
Thermo Fisher Scientific, Inc.	30,412	4,291,133
UnitedHealth Group, Inc.	73,822	11,814,473
Universal Health Services, Inc. Class B	6,800	723,384
Varian Medical Systems, Inc.(a)	7,531	676,133
Vertex Pharmaceuticals, Inc.(a)	19,748	1,454,835
Waters Corp.(a)	6,215	835,234
Zimmer Biomet Holdings, Inc.	15,927	1,643,667
Zoetis, Inc.	39,428	2,110,581

		204,002,881

Industrials – 10.1%
3M Co.	46,743	8,346,897
Acuity Brands, Inc.	3,600	831,096
Alaska Air Group, Inc.	10,200	905,046
Allegion PLC	7,537	482,368
American Airlines Group, Inc.	41,000	1,914,290
AMETEK, Inc.	18,401	894,289
Arconic, Inc.	33,663	624,112
Boeing Co.	44,724	6,962,632
C.H. Robinson Worldwide, Inc.	11,382	833,845
Caterpillar, Inc.	45,855	4,252,593
Cintas Corp.	6,922	799,906
CSX Corp.	71,559	2,571,115
Cummins, Inc.	11,744	1,605,052
Deere & Co.	21,754	2,241,532
Delta Air Lines, Inc.	56,666	2,787,401
Dover Corp.	12,345	925,011
Dun & Bradstreet Corp.	2,845	345,155
Eaton Corp. PLC	34,399	2,307,829
Emerson Electric Co.	48,769	2,718,872
Equifax, Inc.	9,495	1,122,594
Expeditors International of Washington, Inc.	14,444	764,954
Fastenal Co.	23,042	1,082,513
FedEx Corp.	18,650	3,472,630
Flowserve Corp.	9,555	459,118
Fluor Corp.	10,956	575,409
Fortive Corp.	24,239	1,299,938
Fortune Brands Home & Security, Inc.	12,500	668,250
General Dynamics Corp.	21,989	3,796,621
General Electric Co.	685,349	21,657,028
Honeywell International, Inc.	58,703	6,800,743
Illinois Tool Works, Inc.	24,271	2,972,227
Ingersoll-Rand PLC	19,016	1,426,961
Jacobs Engineering Group, Inc.(a)	9,657	550,449
JB Hunt Transport Services, Inc.	7,000	679,490
Johnson Controls International PLC	71,993	2,965,392

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Kansas City Southern	8,604	$730,049
L3 Technologies, Inc.	6,165	937,758
Lockheed Martin Corp.	19,390	4,846,337
Masco Corp.	25,939	820,191
Nielsen Holdings PLC	26,775	1,123,211
Norfolk Southern Corp.	22,168	2,395,696
Northrop Grumman Corp.	13,586	3,159,832
PACCAR, Inc.	27,935	1,785,046
Parker-Hannifin Corp.	10,114	1,415,960
Pentair PLC	11,791	661,121
Pitney Bowes, Inc.	18,021	273,739
Quanta Services, Inc.(a)	11,593	404,016
Raytheon Co.	22,736	3,228,512
Republic Services, Inc.	18,214	1,039,109
Robert Half International, Inc.	9,374	457,264
Rockwell Automation, Inc.	10,379	1,394,938
Rockwell Collins, Inc.	10,300	955,428
Roper Technologies, Inc.	8,035	1,471,048
Ryder System, Inc.	4,155	309,298
Snap-on, Inc.	4,572	783,046
Southwest Airlines Co.	46,627	2,323,890
Stanley Black & Decker, Inc.	11,650	1,336,138
Stericycle, Inc.(a)	6,604	508,772
Textron, Inc.	20,506	995,771
TransDigm Group, Inc.	4,000	995,840
Union Pacific Corp.	64,238	6,660,196
United Continental Holdings, Inc.(a)	22,000	1,603,360
United Parcel Service, Inc. Class B	53,255	6,105,153
United Rentals, Inc.(a)	7,100	749,618
United Technologies Corp.	59,127	6,481,502
Verisk Analytics, Inc.(a)	12,100	982,157
W.W. Grainger, Inc.	4,012	931,787
Waste Management, Inc.	30,604	2,170,130
Xylem, Inc.	14,134	699,916

		153,379,187

Information Technology – 20.4%
Accenture PLC Class A	47,982	5,620,132
Activision Blizzard, Inc.	54,300	1,960,773
Adobe Systems, Inc.(a)	38,313	3,944,323
Akamai Technologies, Inc.(a)	14,034	935,787
Alliance Data Systems Corp.	4,704	1,074,864
Alphabet, Inc. Class A(a)	22,923	18,165,331
Alphabet, Inc. Class C(a)	22,945	17,709,410
Amphenol Corp. Class A	24,480	1,645,056
Analog Devices, Inc.	23,518	1,707,877
Apple, Inc.	413,364	47,875,818
Applied Materials, Inc.	85,153	2,747,887
Autodesk, Inc.(a)	15,570	1,152,336
Automatic Data Processing, Inc.	34,665	3,562,869
Broadcom, Ltd.	30,435	5,379,995
CA, Inc.	24,759	786,593
Cisco Systems, Inc.	390,229	11,792,720
Citrix Systems, Inc.(a)	12,578	1,123,341
Cognizant Technology Solutions Corp. Class A(a)	47,527	2,662,938
Corning, Inc.	72,850	1,768,070
CSRA, Inc.	9,732	309,867
eBay, Inc.(a)	79,658	2,365,046
Electronic Arts, Inc.(a)	23,521	1,852,514
F5 Networks, Inc.(a)	5,059	732,138
Facebook, Inc. Class A(a)	181,307	20,859,370
Fidelity National Information Services, Inc.	26,086	1,973,145
First Solar, Inc.(a)	6,849	219,784
Fiserv, Inc.(a)	16,442	1,747,456
FLIR Systems, Inc.	11,839	428,453
Global Payments, Inc.	12,575	872,831
Harris Corp.	9,898	1,014,248
Hewlett Packard Enterprise Co.	130,463	3,018,914
HP, Inc.	128,763	1,910,843
Intel Corp.	367,320	13,322,696
International Business Machines Corp.	67,447	11,195,528
Intuit, Inc.	18,626	2,134,726
Juniper Networks, Inc.	27,844	786,871
KLA-Tencor Corp.	12,673	997,112
Lam Research Corp.	12,681	1,340,762
Linear Technology Corp.	18,321	1,142,314
MasterCard, Inc. Class A	74,149	7,655,884
Microchip Technology, Inc.	17,006	1,090,935
Micron Technology, Inc.(a)	79,528	1,743,254
Microsoft Corp.	602,677	37,450,349
Motorola Solutions, Inc.	12,428	1,030,157
NetApp, Inc.	22,643	798,619
NVIDIA Corp.	41,012	4,377,621
Oracle Corp.	232,970	8,957,697
Paychex, Inc.	25,431	1,548,239
PayPal Holdings, Inc.(a)	86,758	3,424,338
Qorvo, Inc.(a)	9,800	516,754
QUALCOMM, Inc.	113,885	7,425,302
Red Hat, Inc.(a)	14,330	998,801
salesforce.com, Inc.(a)	49,705	3,402,804
Seagate Technology PLC	22,976	876,994
Skyworks Solutions, Inc.	15,100	1,127,366
Symantec Corp.	49,603	1,185,016
TE Connectivity, Ltd.	27,749	1,922,451
Teradata Corp.(a)	9,013	244,883
Texas Instruments, Inc.	77,706	5,670,207
Total System Services, Inc.	13,399	656,953
VeriSign, Inc.(a)	6,920	526,404
Visa, Inc. Class A	144,540	11,277,011
Western Digital Corp.	21,706	1,474,923
Western Union Co.	37,340	811,025
Xerox Corp.	63,292	552,539
Xilinx, Inc.	20,342	1,228,047
Yahoo!, Inc.(a)	67,437	2,607,789

		310,423,100

Materials – 2.8%
Air Products & Chemicals, Inc.	17,207	2,474,711
Albemarle Corp.	9,100	783,328
Avery Dennison Corp.	6,518	457,694
Ball Corp.	14,158	1,062,841
CF Industries Holdings, Inc.	19,730	621,100
Dow Chemical Co.	86,490	4,948,958
E.I. du Pont de Nemours & Co.	67,694	4,968,740
Eastman Chemical Co.	12,072	907,935

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Ecolab, Inc.	19,865	$2,328,575
FMC Corp.	10,522	595,124
Freeport-McMoRan, Inc.(a)	92,464	1,219,600
International Flavors & Fragrances, Inc.	6,480	763,538
International Paper Co.	32,508	1,724,875
LyondellBasell Industries NV Class A	25,752	2,209,007
Martin Marietta Materials, Inc.	4,855	1,075,528
Monsanto Co.	34,394	3,618,593
Mosaic Co.	27,716	812,910
Newmont Mining Corp.	41,373	1,409,578
Nucor Corp.	24,606	1,464,549
PPG Industries, Inc.	20,388	1,931,967
Praxair, Inc.	22,000	2,578,180
Sealed Air Corp.	15,169	687,762
Sherwin-Williams Co.	6,287	1,689,568
Vulcan Materials Co.	10,490	1,312,824
WestRock Co.	19,148	972,144

		42,619,629

Real Estate – 2.9%
American Tower Corp. REIT	33,382	3,527,810
Apartment Investment & Management Co. Class A REIT	11,865	539,264
AvalonBay Communities, Inc. REIT	10,529	1,865,212
Boston Properties, Inc. REIT	12,221	1,537,157
CBRE Group, Inc. Class A(a)	25,008	787,502
Crown Castle International Corp. REIT	26,842	2,329,080
Digital Realty Trust, Inc. REIT	12,000	1,179,120
Equinix, Inc. REIT	5,538	1,979,337
Equity Residential REIT	29,338	1,888,194
Essex Property Trust, Inc. REIT	5,055	1,175,287
Extra Space Storage, Inc. REIT	9,500	733,780
Federal Realty Investment Trust REIT	5,400	767,394
General Growth Properties, Inc. REIT	46,542	1,162,619
HCP, Inc. REIT	37,177	1,104,900
Host Hotels & Resorts, Inc. REIT	59,959	1,129,628
Iron Mountain, Inc. REIT	18,074	587,044
Kimco Realty Corp. REIT	32,916	828,167
Macerich Co. REIT	10,145	718,672
Mid-America Apartment Communities, Inc.	8,800	861,696
Prologis, Inc. REIT	41,947	2,214,382
Public Storage REIT	11,852	2,648,922
Realty Income Corp. REIT	19,800	1,138,104
Simon Property Group, Inc. REIT	24,435	4,341,366
SL Green Realty Corp. REIT	8,000	860,400
UDR, Inc. REIT	20,100	733,248
Ventas, Inc. REIT	26,803	1,675,724
Vornado Realty Trust REIT	13,046	1,361,611
Welltower, Inc. REIT	28,481	1,906,233
Weyerhaeuser Co. REIT	59,998	1,805,340

		43,387,193

Telecommunication Services – 2.6%
AT&T, Inc.	475,718	20,232,287
CenturyLink, Inc.	43,173	1,026,654
Frontier Communications Corp.	91,638	309,736
Level 3 Communications, Inc.(a)	23,100	1,301,916
Verizon Communications, Inc.	316,751	16,908,168

		39,778,761

Utilities – 3.2%
AES Corp.	49,859	579,362
Alliant Energy Corp.	18,500	700,965
Ameren Corp.	18,956	994,432
American Electric Power Co., Inc.	37,843	2,382,595
American Water Works Co., Inc.	14,200	1,027,512
CenterPoint Energy, Inc.	33,235	818,910
CMS Energy Corp.	22,101	919,844
Consolidated Edison, Inc.	23,500	1,731,480
Dominion Resources, Inc.	48,268	3,696,846
DTE Energy Co.	14,239	1,402,684
Duke Energy Corp.	53,091	4,120,923
Edison International	26,005	1,872,100
Entergy Corp.	14,200	1,043,274
Eversource Energy	24,543	1,355,510
Exelon Corp.	70,959	2,518,335
FirstEnergy Corp.	32,229	998,132
NextEra Energy, Inc.	36,457	4,355,153
NiSource, Inc.	27,678	612,791
NRG Energy, Inc.	22,498	275,825
PG&E Corp.	39,612	2,407,221
Pinnacle West Capital Corp.	8,756	683,231
PPL Corp.	53,956	1,837,202
Public Service Enterprise Group, Inc.	40,536	1,778,720
SCANA Corp.	11,501	842,793
Sempra Energy	18,924	1,904,511
Southern Co.	75,384	3,708,139
WEC Energy Group, Inc.	25,087	1,471,353
Xcel Energy, Inc.	40,500	1,648,350

		47,688,193

TOTAL COMMON STOCKS (Cost $549,143,281)		1,494,738,450

SHORT-TERM INVESTMENTS – 1.5%
Money Market Fund – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(c)(d)	18,425,570	18,425,570

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
U.S. Government Security – 0.3%
U.S. Treasury Bill 4.19% 3/2/17(e)(f)	$3,860,000	$3,856,989

TOTAL SHORT-TERM INVESTMENTS (Cost $22,282,868)		22,282,559

TOTAL INVESTMENTS – 99.9% (Cost $571,426,149)		1,517,021,009
Other Assets in Excess of Liabilities – 0.1%		1,791,665

NET ASSETS – 100.0%		$1,518,812,674

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	Rate represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$179,632,365	$–	$–	$179,632,365
Consumer Staples	140,317,879	–	–	140,317,879
Energy	112,453,424	–	–	112,453,424
Financials	221,055,838	–	–	221,055,838
Health Care	204,002,881	–	–	204,002,881
Industrials	153,379,187	–	–	153,379,187
Information Technology	310,423,100	–	–	310,423,100
Materials	42,619,629	–	–	42,619,629
Real Estate	43,387,193	–	–	43,387,193
Telecommunication Services	39,778,761	–	–	39,778,761
Utilities	47,688,193	–	–	47,688,193
Short-Term Investments
Money Market Fund	18,425,570	–	–	18,425,570
U.S. Government Security	–	3,856,989	–	3,856,989

Total Investments	$1,513,164,020	$3,856,989	$–	$1,517,021,009

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(192,675)	$–	$–	$(192,675)

Total Investments and Other Financial Instruments	$1,512,971,345	$3,856,989	$–	$1,516,828,334

(a)	Futures Contracts are valued at unrealized appreciation (depreciation). Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index (long)	03/17/2017	210	$23,480,100	$(192,675)

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

During the period ended December 31, 2016, average notional value related to futures contracts was $31,324,571 or 2% of net assets.

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 12/31/16	Value at 12/31/16	Dividend income	Realized gain (loss)
State Street Corp.	34,247	$2,272,631	2,400	8,900	27,747	$2,156,497	$45,010	$137,149
State Street Institutional Liquid Reserves Fund, Premier Class	–	–	–	–	–	–	264	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	243,542,651	258,084,668	18,425,570	18,425,570	57,930	–

TOTAL		$35,240,218				$20,582,067	$103,204	$137,149

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in unaffiliated issuers, at value (Note 2)	$1,496,438,942
Investments in affiliated issuers, at value (Note 2)	20,582,067

Total Investments	1,517,021,009
Cash	37,841
Dividends receivable – unaffiliated issuers (Note 2)	1,885,549
Dividends receivable – affiliated issuers (Note 2)	14,499
Receivable from Adviser (Note 4)	3,701

Total assets	1,518,962,599

Liabilities
Payable to broker – variation margin on open futures contracts	93,452
Advisory fee payable (Note 4)	56,473

Total liabilities	149,925

Net Assets	$1,518,812,674

Cost of Investments:
Investments in unaffiliated issuers	$552,155,679
Investments in affiliated issuers	19,270,470

Total cost of investments	$571,426,149

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2016

Investment Income
Interest income – unaffiliated issuers (Note 2)	$14,697
Dividend income – unaffiliated issuers (Note 2)	33,907,540
Dividend income – affiliated issuers (Note 2)	103,204
Foreign taxes withheld	(113,540)

Total Investment Income (Loss)	33,911,901

Expenses
Advisory fee (Note 4)	694,126
Miscellaneous expenses	282

Total Expenses	694,408

Expenses waived/reimbursed by the Adviser (Note 4)	(34,127)

Net Expenses	660,281

Net Investment Income (Loss)	33,251,620

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment – unaffiliated issuers	101,427,862
Investment – affiliated issuers	137,149
Futures contracts	4,398,097

Net realized gain (loss)	105,963,108

Net change in unrealized appreciation/depreciation on:
Investment – unaffiliated issuers	34,394,354
Investment – affiliated issuers	200,241
Futures contracts	(542,910)

Net change in unrealized appreciation/depreciation	34,051,685

Net realized and unrealized gain (loss)	140,014,793

Net Increase (Decrease) in Net Assets from Operations	$173,266,413

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended 12/31/16	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$33,251,620	$54,312,342
Net realized gain (loss)	105,963,108	587,220,571
Net change in unrealized appreciation/depreciation	34,051,685	(590,185,467)

Net increase (decrease) in net assets resulting from operations	173,266,413	51,347,446

Capital Transactions:
Contributions	116,324,014	240,295,137
Withdrawals	(372,376,185)	(369,462,446)
In-kind redemptions (Note 6)	–	(1,189,904,577)

Net increase (decrease) in net assets from capital transactions	(256,052,171)	(1,319,071,886)

Net Increase (Decrease) in Net Assets During the Period	(82,785,758)	(1,267,724,440)

Net Assets at Beginning of Period	1,601,598,432	2,869,322,872

Net Assets at End of Period	$1,518,812,674	$1,601,598,432

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	11.90%	1.41%		13.62%		32.30%		15.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,518,813	$1,601,598		$2,869,323		$2,739,594		$2,055,241
Ratios to average net assets:
Total expenses	0.05%	0.05%		0.05%		0.05%		0.05%
Net expenses	0.04%	0.05%		0.05%		0.05%		0.05%
Net investment income (loss)	2.18%	2.00%		1.98%		2.05%		2.26%
Portfolio turnover rate	5%	7	%(b)	2	%(b)	4	%(b)	9	%(b)

(a)	Results represent past performance and are not indicative of future results.

(b)	The portfolio turnover rate excludes in-kind security transactions (Note 6).

See accompanying notes to financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016 the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:

Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2016, the Portfolio entered into futures contracts for cash equitization, return enhancement and facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of December 31, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts(a)	$–	$–	$–	$(192,675)	$–	$(192,675)

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflects the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$–	$–	$–	$4,398,097	$–	$4,398,097

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$–	$–	$–	$(542,910)	$–	$(542,910)

4. Fees and Transactions with Affiliates

Advisory Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (The “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

During the period ended December 31, 2016 SSGA FM voluntarily agreed to waive fees of $34,127.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.05% of the Portfolio’s average daily net assets.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016 are disclosed in the Schedule of Investments.

In December 2015, State Street, the Portfolio’s custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The Portfolio was impacted by this matter. During all or part of the 18-year review period, the Portfolio had expense limitation agreements in place whereby the Adviser waived its fee and/or reimbursed operating expenses in order to maintain a stated total expense ratio. The net asset value (NAV) of the Portfolio with such expense limitation agreements would not have been impacted by the overcharging since the Adviser would have waived its fee or reimbursed the Portfolio for any additional operating expense above the limitation. Management analyzed the revised invoicing information, by year, to determine which amounts, including interest, should be retained by the Portfolio and which amounts represented additional expenses for which the Adviser waived its fee or reimbursed the Portfolio. The amounts in the table below represent the refunded expenses and interest retained by the Portfolio for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at December 31, 2016
$65,550	$385	$65,935	0.0	%**

*	Refunded Custody and Interest appear on the Statements of Operations in Advisory fee – Net and Interest income, respectively.
**	Amount is less than 0.05%

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2016, were as follows:

Name of Fund	Purchases	Sales
State Street Equity 500 Index Portfolio	$73,809,246	$278,153,542

In-Kind Redemption

On October 30, 2015, five hundred and three (503) securities totaling $1,164,494,980 at market value and $25,409,596 in cash were transferred by way of an in-kind distribution of 41.53% of the net assets of the Portfolio and realized gains of $511,603,703. The transfer is disclosed on the Statements of Changes in Net Assets.

7. Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$571,426,149	$960,797,885	$15,203,025	$945,594,860

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

8. Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Portfolio had no outstanding loans during the period ended December 31, 2016.

9. Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information (Unaudited)

December 31, 2016

EXPENSE EXAMPLE

As a shareholder of a Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$1,078.20	$0.26	$1,024.90	$0.25

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14

March 2001 to April 2002, Chairman (1996 to March

2001, President and Chief

Executive Officer),

Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – present), Chairman, (January 2014 – present).

				78

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	78
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

Trustees

Michael F. Holland

Michael A Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITEQ5002AR IBG-22811

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	April 27, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	April 27, 2017